UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011*

This Form N-CSR pertains to all of the series of the Registrant other than MFS Global Governments Portfolio, MFS Government Securities Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Portfolio, MFS Money Market Portfolio and MFS Total Return Portfolio.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
LVMH Moet Hennessy Louis Vuitton S.A.	2.6%
BHP Billiton Ltd.	2.4%
Groupe Danone	2.3%
Schneider Electric S.A.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Compass Group PLC	1.8%
Reckitt Benckiser Group PLC	1.8%
Linde AG	1.8%
Legrand S.A.	1.7%
Dassault Systems S.A.	1.6%

Currency exposure weightings (y)
European EMU	31.2%
United Kingdom	13.5%
United States	13.2%
Switzerland	10.3%
Japan	7.5%
Australia	4.1%
Brazil	4.0%
Hong Kong	3.7%
Canada	2.2%
Other Countries	10.3%

Equity sectors
Financial Services	15.3%
Basic Materials	11.9%
Retailing	10.6%
Consumer Staples	10.5%
Health Care	10.1%
Technology	9.6%
Special Products & Services	8.3%
Industrial Goods & Services	6.9%
Energy	5.1%
Transportation	3.6%
Utilities & Communications	2.3%
Autos & Housing	2.3%
Leisure	1.5%

Issuer country weightings (x)
France	15.1%
United Kingdom	13.5%
Switzerland	10.3%
Germany	8.0%
Japan	7.5%
Brazil	5.5%
Canada	4.5%
Australia	4.1%
Netherlands	3.6%
Other Countries	27.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.06%	$1,000.00	$1,045.49	$5.38
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
Service Class	Actual	1.31%	$1,000.00	$1,044.33	$6.64
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.0%
Airlines – 0.9%
Copa Holdings S.A., “A”	34,760	$2,319,882

Alcoholic Beverages – 3.9%
Diageo PLC	164,366	$3,358,166
Heineken N.V.	50,797	3,054,815
Pernod Ricard S.A. (l)	34,046	3,355,801

		$9,768,782

Apparel Manufacturers – 5.4%
Compagnie Financiere Richemont S.A.	30,505	$1,997,384
Li & Fung Ltd.	1,413,200	2,842,264
LVMH Moet Hennessy Louis Vuitton S.A.	36,287	6,530,338
Swatch Group Ltd.	3,974	2,003,189

		$13,373,175

Automotive – 1.9%
Honda Motor Co. Ltd.	67,300	$2,593,984
Magna International, Inc.	37,920	2,049,197

		$4,643,181

Broadcasting – 1.5%
Publicis Groupe S.A. (l)	67,264	$3,750,523

Brokerage & Asset Managers – 2.7%
Aberdeen Asset Management PLC	562,235	$2,013,164
BM&F Bovespa S.A.	315,700	2,089,630
Deutsche Boerse AG	34,754	2,640,881

		$6,743,675

Business Services – 8.3%
Accenture PLC, “A”	62,040	$3,748,457
Amadeus IT Holding S.A. (a)	89,788	1,863,248
Capita Group PLC	185,057	2,125,088
Compass Group PLC	462,870	4,464,731
Hays PLC	904,916	1,495,916
Infosys Technologies Ltd., ADR	16,720	1,090,646
Intertek Group PLC	68,464	2,167,959
LPS Brasil – Consultoria de Imoveis S.A.	40,300	981,258
Michael Page International	305,035	2,619,179

		$20,556,482

Computer Software – 3.5%
Check Point Software Technologies Ltd. (a)	46,350	$2,634,998
Dassault Systems S.A. (l)	45,491	3,873,026
SAP AG	37,462	2,268,090

		$8,776,114

Computer Software – Systems – 0.8%
NICE Systems Ltd., ADR (a)	54,570	$1,984,165

Construction – 0.4%
Bellway PLC	79,153	$908,312

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 2.8%
Reckitt Benckiser Group PLC	80,678	$4,454,258
Uni-Charm Corp.	55,000	2,403,558

		$6,857,816

Electrical Equipment – 3.7%
Legrand S.A.	98,454	$4,146,843
Schneider Electric S.A.	30,639	5,118,467

		$9,265,310

Electronics – 4.6%
ASML Holding N.V.	63,480	$2,346,221
Infineon Technologies AG	192,929	2,168,823
Samsung Electronics Co. Ltd.	3,192	2,480,948
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	358,700	4,523,207

		$11,519,199

Energy – Independent – 1.3%
CNOOC Ltd.	748,000	$1,757,267
INPEX Corp.	188	1,387,953

		$3,145,220

Energy – Integrated – 2.8%
OAO Gazprom, ADR	162,150	$2,364,147
Petroleo Brasileiro S.A., ADR	40,030	1,355,416
Suncor Energy, Inc.	83,788	3,283,930

		$7,003,493

Engineering – Construction – 1.2%
JGC Corp.	107,000	$2,930,356

Food & Beverages – 3.8%
Groupe Danone	75,292	$5,617,551
Nestle S.A.	60,467	3,757,836

		$9,375,387

Food & Drug Stores – 2.5%
Dairy Farm International Holdings Ltd.	206,100	$1,690,020
Lawson, Inc.	31,300	1,643,880
Tesco PLC	448,415	2,893,130

		$6,227,030

General Merchandise – 0.6%
Lojas Renner S.A.	38,800	$1,479,255

Internet – 0.7%
Yahoo Japan Corp.	4,898	$1,686,170

Machinery & Tools – 2.0%
KONE Oyj “B”	42,885	$2,694,678
Schindler Holding AG	19,722	2,397,369

		$5,092,047

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 6.0%
Credit Suisse Group AG	58,558	$2,277,546
Erste Group Bank AG (l)	54,305	2,846,826
HSBC Holdings PLC	332,965	3,304,683
Julius Baer Group Ltd.	64,976	2,684,052
Standard Chartered PLC	143,248	3,765,861

		$14,878,968

Medical & Health Technology & Services – 2.2%
Diagnosticos da America S.A.	122,100	$1,642,969
Fleury S.A.	83,700	1,219,044
Fresenius Medical Care AG & Co. KGaA	34,642	2,589,670

		$5,451,683

Medical Equipment – 3.0%
Essilor International S.A.	30,153	$2,445,615
Sonova Holding AG	28,416	2,653,174
Synthes, Inc. (n)	13,948	2,453,654

		$7,552,443

Metals & Mining – 4.3%
BHP Billiton Ltd.	125,998	$5,955,080
Iluka Resources Ltd.	150,275	2,726,190
Teck Resources Ltd., “B”	41,314	2,099,862

		$10,781,132

Oil Services – 1.0%
Saipem S.p.A.	48,348	$2,495,981

Other Banks & Diversified Financials – 6.2%
Akbank T.A.S.	378,220	$1,747,782
Banco Santander Brasil S.A., ADR	317,820	3,721,672
Bank Rakyat Indonesia	2,729,500	2,076,744
China Construction Bank	1,360,410	1,132,301
Credicorp Ltd.	20,020	1,723,722
HDFC Bank Ltd.	38,418	2,161,901
Sberbank of Russia	407,510	1,499,637
Siam Commercial Bank Co. Ltd.	358,200	1,294,067

		$15,357,826

Pharmaceuticals – 4.9%
Bayer AG	38,835	$3,122,190
Novo Nordisk A/S, “B”	16,517	2,072,894
Roche Holding AG	15,023	2,514,108
Santen, Inc.	48,100	1,955,290
Teva Pharmaceutical Industries Ltd., ADR	54,900	2,647,278

		$12,311,760

Precious Metals & Minerals – 0.6%
Newcrest Mining Ltd.	38,260	$1,552,995

Railroad & Shipping – 2.7%
Canadian National Railway Co.	47,140	$3,766,486
Kuehne & Nagel, Inc. AG	19,360	2,938,253

		$6,704,739

Real Estate – 0.4%
Brasil Brokers Participacoes	225,500	$1,105,357

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 7.0%
Akzo Nobel N.V.	55,649	$3,510,423
L’Air Liquide S.A.	18,619	2,668,713
Linde AG	25,016	4,385,883
Nitto Denko Corp.	6,400	325,093
Shin-Etsu Chemical Co. Ltd.	71,600	3,840,570
Symrise AG	86,300	2,750,751

		$17,481,433

Specialty Stores – 2.1%
Hennes & Mauritz AB, “B”	43,670	$1,505,791
Industria de Diseno Textil S.A.	41,273	3,761,101

		$5,266,892

Telecommunications – Wireless – 0.9%
MTN Group Ltd.	102,415	$2,179,526

Telephone Services – 1.4%
China Unicom Ltd.	1,728,000	$3,499,128

Total Common Stocks (Identified Cost, $208,768,099)		$244,025,437

	Strike Price	First Exercise
RIGHTS – 0.0%
Business Services – 0.0%
LPS Brasil Consultoria de Imoveis S.A. (1 share for 1 right) (Identified Cost, $0) (a)	BRL 39.43	6/30/11	487	$0

MONEY MARKET FUNDS (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value			5,948,802	$5,948,802

COLLATERAL FOR SECURITIES LOANED – 4.2%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)			10,406,516	$10,406,516

Total Investments (Identified Cost, $225,123,417)				$260,380,755

OTHER ASSETS, LESS LIABILITIES – (4.6)%				(11,388,967)

Net Assets – 100.0%				$248,991,788

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,453,654 representing 1.0% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $219,174,615)	$254,431,953
Underlying affiliated funds, at cost and value	5,948,802
Total investments, at value, including $10,022,115 of securities on loan (identified cost, $225,123,417)	$260,380,755
Cash	22,812
Foreign currency, at value (identified cost, $769,198)	771,089
Receivables for
Investments sold	3,369,966
Fund shares sold	46,843
Interest and dividends	718,053
Other assets	4,421
Total assets		$265,313,939
Liabilities
Payables for
Investments purchased	$5,031,470
Fund shares reacquired	752,873
Collateral for securities loaned, at value	10,406,516
Payable to affiliates
Investment adviser	12,536
Shareholder servicing costs	141
Distribution and/or service fees	448
Payable for Trustees’ compensation	4,029
Accrued expenses and other liabilities	114,138
Total liabilities		$16,322,151
Net assets		$248,991,788
Net assets consist of
Paid-in capital	$182,130,781
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $22,127 deferred country tax)	35,233,520
Accumulated net realized gain (loss) on investments and foreign currency transactions	26,411,268
Undistributed net investment income	5,216,219
Net assets		$248,991,788
Shares of beneficial interest outstanding		17,216,732

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$215,849,432	14,909,935	$14.48
Service Class	33,142,356	2,306,797	14.37

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$4,338,580
Interest	87,448
Dividends from underlying affiliated funds	3,577
Foreign taxes withheld	(412,179)
Total investment income		$4,017,426
Expenses
Management fee	$1,138,609
Distribution and/or service fees	40,118
Shareholder servicing costs	14,151
Administrative services fee	42,622
Trustees’ compensation	14,396
Custodian fee	73,830
Shareholder communications	6,616
Auditing fees	27,811
Legal fees	3,766
Miscellaneous	17,549
Total expenses		$1,379,468
Fees paid indirectly	(24)
Net expenses		$1,379,444
Net investment income		$2,637,982
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $5,513 country tax)	$6,861,610
Foreign currency transactions	(124,582)
Net realized gain (loss) on investments and foreign currency transactions		$6,737,028
Change in unrealized appreciation (depreciation)
Investments (net of $21,679 decrease in deferred country tax)	$2,246,151
Translation of assets and liabilities in foreign currencies	(20,027)
Net unrealized gain (loss) on investments and foreign currency translation		$2,226,124
Net realized and unrealized gain (loss) on investments and foreign currency		$8,963,152
Change in net assets from operations		$11,601,134

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$2,637,982	$2,797,449
Net realized gain (loss) on investments and foreign currency transactions	6,737,028	27,881,035
Net unrealized gain (loss) on investments and foreign currency translation	2,226,124	7,205,823
Change in net assets from operations	$11,601,134	$37,884,307
Distributions declared to shareholders
From net investment income	$—	$(1,936,143)
Change in net assets from fund share transactions	$(15,413,539)	$9,593,366
Total change in net assets	$(3,812,405)	$45,541,530
Net assets
At beginning of period	252,804,193	207,262,663
At end of period (including undistributed net investment income of $5,216,219 and $2,578,237, respectively)	$248,991,788	$252,804,193

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.85		$12.13	$8.90	$17.63	$17.93	$15.42
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.15	$0.14	$0.16	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		1.68	3.20	(6.04)	2.57	3.70
Total from investment operations	$0.63		$1.83	$3.34	$(5.88)	$2.78	$3.93
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.11)	$(0.19)	$(0.27)	$(0.11)
From net realized gain on investments	—		—	—	(2.66)	(2.81)	(1.31)
Total distributions declared to shareholders	$—		$(0.11)	$(0.11)	$(2.85)	$(3.08)	$(1.42)
Net asset value, end of period	$14.48		$13.85	$12.13	$8.90	$17.63	$17.93
Total return (%) (k)(s)	4.55	(n)	15.16	38.06	(39.82)	16.58	26.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.06	(a)	1.09	1.25	1.22	1.11	1.12
Net investment income	2.11	(a)(l)	1.21	1.39	1.25	1.16	1.40
Portfolio turnover	30		66	56	73	56	86
Net assets at end of period (000 omitted)	$215,849		$221,456	$179,925	$87,034	$139,633	$140,242

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.76		$12.06	$8.84	$17.53	$17.85	$15.36
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.11	$0.12	$0.13	$0.15	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		1.67	3.18	(6.00)	2.56	3.69
Total from investment operations	$0.61		$1.78	$3.30	$(5.87)	$2.71	$3.88
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.08)	$(0.16)	$(0.22)	$(0.08)
From net realized gain on investments	—		—	—	(2.66)	(2.81)	(1.31)
Total distributions declared to shareholders	$—		$(0.08)	$(0.08)	$(2.82)	$(3.03)	$(1.39)
Net asset value, end of period	$14.37		$13.76	$12.06	$8.84	$17.53	$17.85
Total return (%) (k)(s)	4.43	(n)	14.86	37.69	(39.96)	16.26	25.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.31	(a)	1.34	1.50	1.46	1.37	1.37
Net investment income	1.88	(a)(l)	0.94	1.17	1.04	0.85	1.15
Portfolio turnover	30		66	56	73	56	86
Net assets at end of period (000 omitted)	$33,142		$31,348	$27,338	$18,056	$28,689	$22,979

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$37,506,877	$—	$—	$37,506,877
United Kingdom	33,570,447	—	—	33,570,447
Switzerland	25,676,565	—	—	25,676,565
Germany	19,926,288	—	—	19,926,288
Japan	—	18,766,854	—	18,766,854
Brazil	13,594,601	—	—	13,594,601
Canada	11,199,475	—	—	11,199,475
Australia	—	10,234,265	—	10,234,265
Netherlands	8,911,459	—	—	8,911,459
Other Countries	49,555,888	15,082,718	—	64,638,606
Mutual Funds	16,355,318	—	—	16,355,318
Total Investments	$216,296,918	$44,083,837	$—	$260,380,755

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $32,779,512 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$1,936,143

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$225,779,269
Gross appreciation	38,995,245
Gross depreciation	(4,393,759)
Net unrealized appreciation (depreciation)	$34,601,486

As of 12/31/10
Undistributed ordinary income	4,590,472
Undistributed long-term capital gain	18,333,928
Other temporary differences	(41,541)
Net unrealized appreciation (depreciation)	32,377,014

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,752,956
Service Class	—	183,187
Total	$—	$1,936,143

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.35% of average daily net assets for the Initial Class shares and 1.60% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $14,141, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $10.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0337% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,046 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $75,882,862 and $90,158,526, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	914,471	$12,681,030	5,318,787	$62,995,452
Service Class	210,318	2,907,340	529,150	6,406,687
	1,124,789	$15,588,370	5,847,937	$69,402,139
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	142,981	$1,752,956
Service Class	—	—	15,004	183,187
	—	$—	157,985	$1,936,143
Shares reacquired
Initial Class	(1,997,125)	$(28,458,198)	(4,301,835)	$(55,307,266)
Service Class	(181,812)	(2,543,711)	(532,563)	(6,437,650)
	(2,178,937)	$(31,001,909)	(4,834,398)	$(61,744,916)
Net change
Initial Class	(1,082,654)	$(15,777,168)	1,159,933	$9,441,142
Service Class	28,506	363,629	11,591	152,224
	(1,054,148)	$(15,413,539)	1,171,524	$9,593,366

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $1,014 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,123,761	37,670,554	(33,845,513)	5,948,802

Underlying Affliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,577	$5,948,802

16

MFS International Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Blended Research®

Core Equity Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.4%
Apple, Inc.	2.8%
Chevron Corp.	2.8%
Citigroup, Inc.	2.0%
Oracle Corp.	2.0%
Google, Inc., “A”	2.0%
Intel Corp.	1.9%
McDonald’s Corp.	1.8%
Pfizer, Inc.	1.8%
Procter & Gamble Co.	1.8%

Equity sectors
Financial Services	16.0%
Technology	15.9%
Health Care	11.7%
Energy	10.6%
Consumer Staples	8.2%
Utilities & Communications	7.6%
Industrial Goods & Services	6.4%
Leisure	6.2%
Retailing	5.7%
Basic Materials	5.5%
Transportation	2.6%
Autos & Housing	2.5%
Special Products & Services	0.4%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.60%	$1,000.00	$1,081.22	$3.10
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$1,079.91	$4.38
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.9%
Lockheed Martin Corp.	63,720	$5,159,406
Northrop Grumman Corp.	98,880	6,857,328
United Technologies Corp.	102,390	9,062,539

		$21,079,273

Automotive – 1.5%
Johnson Controls, Inc.	196,500	$8,186,190

Biotechnology – 1.4%
Amgen, Inc. (a)	129,480	$7,555,158

Broadcasting – 1.8%
CBS Corp., “B”	184,840	$5,266,092
Viacom, Inc., “B”	86,150	4,393,650

		$9,659,742

Brokerage & Asset Managers – 1.1%
Blackrock, Inc.	31,602	$6,061,580

Business Services – 0.4%
Accenture PLC, “A”	32,800	$1,981,776

Cable TV – 1.3%
DIRECTV, “A” (a)	134,590	$6,839,864

Chemicals – 2.7%
3M Co.	69,920	$6,631,912
E.I. du Pont de Nemours & Co.	141,590	7,652,940

		$14,284,852

Computer Software – 5.9%
Autodesk, Inc. (a)	149,570	$5,773,402
Microsoft Corp.	181,540	4,720,040
Oracle Corp.	329,920	10,857,667
Symantec Corp. (a)	300,340	5,922,705
VeriSign, Inc.	125,020	4,183,169

		$31,456,983

Computer Software – Systems – 3.7%
Apple, Inc. (a)	45,520	$15,279,698
International Business Machines Corp.	27,170	4,661,014

		$19,940,712

Construction – 1.0%
Owens Corning (a)	141,790	$5,295,857

Consumer Products – 1.8%
Procter & Gamble Co.	149,060	$9,475,744

Electrical Equipment – 1.3%
General Electric Co.	361,970	$6,826,754

Electronics – 2.6%
Intel Corp.	460,820	$10,211,771
JDS Uniphase Corp. (a)	99,280	1,654,005
Teradyne, Inc. (a)	127,280	1,883,744

		$13,749,520

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 8.8%
Chevron Corp.	145,640	$14,977,618
ConocoPhillips	89,200	6,706,948
Exxon Mobil Corp.	292,290	23,786,560
Marathon Oil Corp.	34,280	1,805,870

		$47,276,996

Food & Beverages – 4.1%
Coca-Cola Co.	48,610	$3,270,967
Dr Pepper Snapple Group, Inc.	151,200	6,339,816
General Mills, Inc.	166,420	6,194,152
PepsiCo, Inc.	92,040	6,482,377

		$22,287,312

Food & Drug Stores – 2.5%
CVS Caremark Corp.	197,630	$7,426,935
Kroger Co.	56,140	1,392,272
Whole Foods Market, Inc.	76,190	4,834,256

		$13,653,463

Forest & Paper Products – 0.7%
Domtar Corp.	39,920	$3,781,222

General Merchandise – 1.3%
Macy’s, Inc.	234,310	$6,851,224

Health Maintenance Organizations – 2.1%
Aetna, Inc.	142,560	$6,285,470
Humana, Inc.	59,700	4,808,238

		$11,093,708

Insurance – 4.3%
ACE Ltd.	30,250	$1,991,055
Aflac, Inc.	111,190	5,190,349
Allied World Assurance Co.	39,290	2,262,318
Berkshire Hathaway, Inc., “B” (a)	8,700	673,293
Prudential Financial, Inc.	103,160	6,559,944
Travelers Cos., Inc.	111,620	6,516,376

		$23,193,335

Internet – 2.0%
Google, Inc., “A” (a)	21,220	$10,745,384

Machinery & Tools – 0.3%
Cummins, Inc.	14,160	$1,465,418

Major Banks – 4.3%
Bank of America Corp.	709,000	$7,770,640
JPMorgan Chase & Co.	110,520	4,524,689
KeyCorp	491,860	4,097,194
PNC Financial Services Group, Inc.	94,340	5,623,607
Wells Fargo & Co.	39,760	1,115,666

		$23,131,796

Medical & Health Technology & Services – 1.2%
McKesson Corp.	79,440	$6,645,156

4

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 2.1%
Medtronic, Inc.	178,280	$6,869,128
Thermo Fisher Scientific, Inc. (a)	71,100	4,578,129

		$11,447,257

Metals & Mining – 1.7%
Cliffs Natural Resources, Inc.	70,230	$6,492,764
Steel Dynamics, Inc.	149,020	2,421,575

		$8,914,339

Natural Gas – Distribution – 0.6%
NiSource, Inc.	174,430	$3,532,208

Natural Gas – Pipeline – 1.8%
El Paso Corp.	183,350	$3,703,670
Williams Cos., Inc.	196,750	5,951,688

		$9,655,358

Network & Telecom – 1.7%
Cisco Systems, Inc.	122,150	$1,906,762
F5 Networks, Inc. (a)	24,220	2,670,255
Riverbed Technology, Inc. (a)	110,610	4,379,050

		$8,956,067

Oil Services – 1.8%
Halliburton Co.	149,450	$7,621,950
National Oilwell Varco, Inc.	28,730	2,246,973

		$9,868,923

Other Banks & Diversified Financials – 5.4%
American Express Co.	91,080	$4,708,836
Capital One Financial Corp.	135,090	6,980,100
Citigroup, Inc.	262,363	10,924,795
Discover Financial Services	244,860	6,550,005

		$29,163,736

Pharmaceuticals – 4.9%
Abbott Laboratories	170,460	$8,969,605
Johnson & Johnson	117,650	7,826,078
Pfizer, Inc.	465,540	9,590,124

		$26,385,807

Pollution Control – 0.9%
Republic Services, Inc.	156,640	$4,832,344

Printing & Publishing – 1.3%
Moody’s Corp.	181,580	$6,963,593

Railroad & Shipping – 1.3%
CSX Corp.	266,530	$6,988,417

Real Estate – 0.9%
Annaly Mortgage Management, Inc., REIT	280,840	$5,066,354

Restaurants – 1.8%
McDonald’s Corp.	114,830	$9,682,466

Specialty Chemicals – 0.4%
Rockwood Holdings, Inc. (a)	41,340	$2,285,689

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.9%
Abercrombie & Fitch Co., “A”	93,500	$6,257,020
PetSmart, Inc.	86,110	3,906,811

		$10,163,831

Telecommunications – Wireless – 0.8%
MetroPCS Communications, Inc. (a)	251,990	$4,336,748

Telephone Services – 2.1%
AT&T, Inc.	165,030	$5,183,592
CenturyLink, Inc.	147,590	5,967,064

		$11,150,656

Tobacco – 2.3%
Altria Group, Inc.	253,410	$6,692,558
Philip Morris International, Inc.	83,420	5,569,953

		$12,262,511

Trucking – 1.3%
United Parcel Service, Inc., “B”	92,990	$6,781,761

Utilities – Electric Power – 2.3%
AES Corp. (a)	464,930	$5,923,208
American Electric Power Co., Inc.	105,150	3,962,052
Public Service Enterprise Group, Inc.	74,140	2,419,930

		$12,305,190

Total Common Stocks (Identified Cost, $487,468,757)		$533,262,274

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	195	$195

Total Investments (Identified Cost, $487,468,952)		$533,262,469

OTHER ASSETS, LESS LIABILITIES – 0.7%		3,676,807

Net Assets – 100.0%		$536,939,276

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $487,468,757)	$533,262,274
Underlying affiliated funds, at cost and value	195
Total investments, at value (identified cost, $487,468,952)	$533,262,469
Receivables for
Investments sold	4,097,440
Fund shares sold	30,873
Dividends	670,179
Receivable from investment adviser	1,673
Other assets	8,239
Total assets		$538,070,873
Liabilities
Payable to custodian	$414,669
Payable for fund shares reacquired	583,331
Payable to affiliates
Shareholder servicing costs	305
Distribution and/or service fees	2,401
Payable for Trustees’ compensation	8,957
Accrued expenses and other liabilities	121,934
Total liabilities		$1,131,597
Net assets		$536,939,276
Net assets consist of
Paid-in capital	$590,396,485
Unrealized appreciation (depreciation) on investments	45,793,517
Accumulated net realized gain (loss) on investments and foreign currency transactions	(112,252,737)
Undistributed net investment income	13,002,011
Net assets		$536,939,276
Shares of beneficial interest outstanding		15,616,208

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$359,747,547	10,434,270	$34.48
Service Class	177,191,729	5,181,938	34.19

See Notes to Financial Statements

6

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$5,812,120
Dividends from underlying affiliated funds	1,954
Total investment income		$5,814,074
Expenses
Management fee	$1,501,062
Distribution and/or service fees	227,947
Shareholder servicing costs	30,489
Administrative services fee	91,792
Trustees’ compensation	30,919
Custodian fee	26,043
Shareholder communications	20,563
Auditing fees	23,154
Legal fees	3,766
Miscellaneous	21,202
Total expenses		$1,976,937
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(108,795)
Net expenses		$1,868,139
Net investment income		$3,945,935
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$36,070,765
Change in unrealized appreciation (depreciation) on investments		$2,795,998
Net realized and unrealized gain (loss) on investments		$38,866,763
Change in net assets from operations		$42,812,698

See Notes to Financial Statements

7

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$3,945,935	$9,058,282
Net realized gain (loss) on investments	36,070,765	30,651,867
Net unrealized gain (loss) on investments	2,795,998	41,875,927
Change in net assets from operations	$42,812,698	$81,586,076
Distributions declared to shareholders
From net investment income	$—	$(9,141,057)
Change in net assets from fund share transactions	$(51,339,394)	$(87,431,906)
Total change in net assets	$(8,526,696)	$(14,986,887)
Net assets
At beginning of period	545,465,972	560,452,859
At end of period (including undistributed net investment income of $13,002,011 and $9,056,076, respectively)	$536,939,276	$545,465,972

See Notes to Financial Statements

8

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$31.89		$27.84	$22.80	$35.51	$33.89	$30.15
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.51	$0.43	$0.48	$0.38	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.33		4.05	5.16	(12.74)	1.64	3.62
Total from investment operations	$2.59		$4.56	$5.59	$(12.26)	$2.02	$3.99
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.55)	$(0.45)	$(0.40)	$(0.25)
Net asset value, end of period	$34.48		$31.89	$27.84	$22.80	$35.51	$33.89
Total return (%) (k)(r)(s)	8.12	(n)	16.46	25.26	(34.95)	5.95	13.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	0.66	0.64	0.62	0.61
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60	0.60	0.61	N/A
Net investment income	1.53	(a)	1.77	1.81	1.60	1.07	1.18
Portfolio turnover	44		68	74	76	102	35
Net assets at end of period (000 omitted)	$359,748		$360,667	$361,105	$342,241	$673,008	$826,937

See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$31.66		$27.66	$22.62	$35.23	$33.65	$29.96
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.37	$0.41	$0.29	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	2.32		4.01	5.14	(12.66)	1.63	3.61
Total from investment operations	$2.53		$4.44	$5.51	$(12.25)	$1.92	$3.89
Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.47)	$(0.36)	$(0.34)	$(0.20)
Net asset value, end of period	$34.19		$31.66	$27.66	$22.62	$35.23	$33.65
Total return (%) (k)(r)(s)	7.99	(n)	16.12	25.00	(35.12)	5.69	13.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	0.91	0.90	0.87	0.86
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85	0.85	0.86	N/A
Net investment income	1.28	(a)	1.52	1.57	1.35	0.84	0.88
Portfolio turnover	44		68	74	76	102	35
Net assets at end of period (000 omitted)	$177,192		$184,799	$199,348	$193,658	$338,647	$319,869

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$533,262,274	$—	$—	$533,262,274
Mutual Funds	195	—	—	195
Total Investments	$533,262,469	$—	$—	$533,262,469

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$9,141,057

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$490,175,176
Gross appreciation	66,122,256
Gross depreciation	(23,034,963)
Net unrealized appreciation (depreciation)	$43,087,293

As of 12/31/10
Undistributed ordinary income	9,056,076
Capital loss carryforwards	(145,617,278)
Net unrealized appreciation (depreciation)	40,291,295

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(73,792,613)
12/31/17	(71,824,665)
Total	$(145,617,278)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$6,266,489
Service Class	—	2,874,568
Total	$—	$9,141,057

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $108,795 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $30,481, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $8.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0336% of the fund’s average daily net assets.

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,496 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $240,484,862 and $289,096,749, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	36,368	$1,225,778	51,684	$1,484,658
Service Class	11,950	391,450	146,260	4,101,313
	48,318	$1,617,228	197,944	$5,585,971
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	206,526	$6,266,489
Service Class	—	—	95,345	2,874,568
	—	$—	301,871	$9,141,057
Shares reacquired
Initial Class	(913,292)	$(30,731,596)	(1,916,648)	$(55,333,836)
Service Class	(666,439)	(22,225,026)	(1,613,548)	(46,825,098)
	(1,579,731)	$(52,956,622)	(3,530,196)	$(102,158,934)
Net change
Initial Class	(876,924)	$(29,505,818)	(1,658,438)	$(47,582,689)
Service Class	(654,489)	(21,833,576)	(1,371,943)	(39,849,217)
	(1,531,413)	$(51,339,394)	(3,030,381)	$(87,431,906)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $2,218 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,951,910	41,001,856	(42,953,571)	195

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,954	$195

15

MFS Blended Research Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.7%
Groupe Danone	1.8%
Royal Dutch Shell PLC, “A”	1.7%
Oracle Corp.	1.6%
Exxon Mobil Corp.	1.6%
Target Corp.	1.5%
EMC Corp.	1.3%
Fluor Corp.	1.3%
Heineken N.V.	1.3%
Rio Tinto Ltd.	1.2%

Currency exposure weightings (t)
United States	49.4%
Euro	17.1%
United Kingdom	8.7%
Japan	5.6%
Switzerland	3.5%
Hong Kong	3.4%
India	2.4%
Brazil	1.9%
Canada	1.9%
Other Countries	6.1%

Global equity sectors
Capital Goods (s)	21.4%
Financial Services	20.3%
Energy	15.8%
Technology	12.1%
Consumer Cyclicals	8.7%
Health Care	8.3%
Consumer Staples	7.2%
Telecommunications/Cable Television	5.5%

Issuer country weightings (e)
United States	47.8%
United Kingdom	8.7%
Japan	5.6%
France	5.0%
Germany	4.8%
Netherlands	4.3%
Switzerland	3.5%
India	2.4%
Brazil	1.9%
Other Countries	16.0%

(e)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(s)	Includes securities sold short.
(t)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.95%	$1,000.00	$1,065.00	$4.86
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,063.84	$6.14
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.02% of investment related expenses from short sale dividend and interest expenses.

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Aerospace – 1.6%
Honeywell International, Inc.	13,900	$828,301
Precision Castparts Corp.	7,850	1,292,503
Rolls Royce Holdings PLC	40,988	424,305

		$2,545,109

Alcoholic Beverages – 1.3%
Heineken N.V.	33,124	$1,992,001

Apparel Manufacturers – 1.0%
Li & Fung Ltd.	198,000	$398,223
LVMH Moet Hennessy Louis Vuitton S.A.	1,429	257,168
NIKE, Inc., “B”	9,970	897,101

		$1,552,492

Automotive – 2.7%
Bayerische Motoren Werke AG	16,244	$1,620,904
DENSO Corp.	16,100	597,772
General Motors Co. (a)	10,200	309,672
Honda Motor Co. Ltd.	21,800	840,250
Johnson Controls, Inc.	9,450	393,687
Mando Corp.	2,627	547,250

		$4,309,535

Biotechnology – 0.4%
Gilead Sciences, Inc. (a)	15,390	$637,300

Broadcasting – 1.0%
Nippon Television Network Corp.	3,470	$493,782
Publicis Groupe S.A. (l)	11,747	654,992
Viacom, Inc., “B”	7,280	371,280

		$1,520,054

Brokerage & Asset Managers – 2.1%
Affiliated Managers Group, Inc. (a)	7,910	$802,470
BM&F Bovespa S.A.	15,200	100,609
Deutsche Boerse AG	16,512	1,254,711
Franklin Resources, Inc.	9,060	1,189,487

		$3,347,277

Business Services – 1.4%
Accenture PLC, “A”	20,710	$1,251,298
Cognizant Technology Solutions Corp., “A” (a)	7,880	577,919
Mitsubishi Corp.	17,100	428,439

		$2,257,656

Cable TV – 1.1%
Comcast Corp., “Special A”	31,850	$771,726
DIRECTV, “A” (a)	9,900	503,118
Virgin Media, Inc.	17,270	516,891

		$1,791,735

Chemicals – 1.7%
Celanese Corp.	25,600	$1,364,736
Ecolab, Inc.	6,430	362,523
Monsanto Co.	10,110	733,379

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
Nufarm Ltd. (a)	64,792	$313,276

		$2,773,914

Computer Software – 2.7%
Autodesk, Inc. (a)	15,240	$588,264
Check Point Software Technologies Ltd. (a)	18,460	1,049,451
Oracle Corp.	78,300	2,576,853

		$4,214,568

Computer Software – Systems – 4.7%
Acer, Inc.	257,679	$451,576
Apple, Inc. (a)(s)	12,850	4,313,360
EMC Corp. (a)	76,860	2,117,493
International Business Machines Corp.	3,160	542,098

		$7,424,527

Conglomerates – 0.2%
Hutchison Whampoa Ltd.	35,000	$379,470

Construction – 1.1%
Anhui Conch Cement Co. Ltd.	139,000	$654,888
Corporacion GEO S.A.B. de C.V., “B” (a)	29,150	67,096
Duratex S.A.	9,360	79,227
Owens Corning (a)	17,830	665,951
Urbi Desarrollos Urbanos S.A. de C.V. (a)	151,550	332,521

		$1,799,683

Consumer Products – 2.7%
Avon Products, Inc.	50,290	$1,408,120
Kimberly-Clark de Mexico S.A. de C.V., “A”	110,300	725,756
Procter & Gamble Co.	21,310	1,354,677
Reckitt Benckiser Group PLC	15,447	852,834

		$4,341,387

Electrical Equipment – 2.6%
Danaher Corp. (s)	34,780	$1,842,992
Schneider Electric S.A.	5,443	909,293
Siemens AG	9,788	1,344,178

		$4,096,463

Electronics – 2.3%
Advanced Micro Devices, Inc. (a)	86,189	$602,461
ASML Holding N.V.	18,020	666,019
First Solar, Inc. (a)(l)	4,640	613,733
Microchip Technology, Inc.	21,750	824,543
Samsung Electronics Co. Ltd.	996	774,130
Samsung Electronics Co. Ltd., GDR	542	210,079

		$3,690,965

Energy – Independent – 4.7%
Apache Corp.	10,200	$1,258,578
Bankers Petroleum Ltd. (a)	70,104	500,094
Cabot Oil & Gas Corp.	15,290	1,013,880
Cairn Energy PLC (a)	68,388	455,282
EOG Resources, Inc.	5,650	590,708

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
INPEX Corp.	163	$1,203,385
Occidental Petroleum Corp.	15,540	1,616,782
Reliance Industries Ltd.	38,163	769,393

		$7,408,102

Energy – Integrated – 5.3%
BG Group PLC	33,430	$758,661
BP PLC	227,415	1,674,026
Exxon Mobil Corp. (s)	30,990	2,521,966
QEP Resources, Inc.	19,780	827,397
Royal Dutch Shell PLC, “A”	74,236	2,642,639

		$8,424,689

Engineering – Construction – 2.2%
Fluor Corp.	31,010	$2,005,107
JGC Corp.	35,000	958,528
Keppel Corp. Ltd.	59,400	537,467

		$3,501,102

Food & Beverages – 2.7%
Bunge Ltd.	6,440	$444,038
General Mills, Inc.	28,510	1,061,142
Groupe Danone	37,677	2,811,089

		$4,316,269

Food & Drug Stores – 1.1%
Lawson, Inc.	8,700	$456,925
Tesco PLC	193,142	1,246,133

		$1,703,058

Gaming & Lodging – 0.6%
Sands China Ltd. (a)	337,600	$919,851

General Merchandise – 2.3%
Kohl’s Corp.	22,820	$1,141,228
Target Corp.	52,200	2,448,702

		$3,589,930

Insurance – 4.0%
ACE Ltd.	16,990	$1,118,282
AIA Group Ltd. (a)	86,600	301,401
Hiscox Ltd.	152,849	1,027,625
ING Groep N.V. (a)	93,875	1,155,631
MetLife, Inc.	29,730	1,304,255
Swiss Re Ltd.	24,437	1,372,192

		$6,279,386

Internet – 0.6%
Google, Inc., “A” (a)	1,980	$1,002,632

Machinery & Tools – 1.6%
BEML Ltd.	15,120	$196,245
Cummins, Inc.	4,800	496,752
Glory Ltd.	20,400	459,188
MAN SE	2,862	381,664
Schindler Holding AG	5,433	660,425
Sinotruk Hong Kong Ltd.	522,500	366,238

		$2,560,512

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 7.6%
Bank of America Corp.	75,750	$830,220
BNP Paribas	21,833	1,685,321
Credit Suisse Group AG	29,379	1,142,662
Erste Group Bank AG (l)	19,966	1,046,676
Goldman Sachs Group, Inc.	8,010	1,066,051
JPMorgan Chase & Co.	44,680	1,829,199
Julius Baer Group Ltd.	18,304	756,108
KBC Group N.V. (l)	20,310	798,164
Standard Chartered PLC	27,485	722,556
SunTrust Banks, Inc.	31,310	807,798
Toronto-Dominion Bank	8,538	723,975
Westpac Banking Corp.	26,730	641,204

		$12,049,934

Medical & Health Technology & Services – 0.9%
Miraca Holdings, Inc.	20,500	$831,692
Rhoen-Klinikum AG	26,980	651,041

		$1,482,733

Medical Equipment – 2.4%
Becton, Dickinson & Co.	9,470	$816,030
Medtronic, Inc.	31,780	1,224,483
St. Jude Medical, Inc.	13,760	656,077
Thermo Fisher Scientific, Inc. (a)	16,890	1,087,547

		$3,784,137

Metals & Mining – 3.2%
Iluka Resources Ltd.	30,490	$553,129
Rio Tinto Ltd.	26,370	1,900,494
Steel Authority of India Ltd.	109,232	336,523
Sumitomo Metal Industries Ltd.	157,000	353,120
Teck Resources Ltd., “B”	35,541	1,806,439
Usinas Siderurgicas de Minas Gerais S.A., IPS	24,300	213,315

		$5,163,020

Natural Gas – Distribution – 0.2%
Tokyo Gas Co. Ltd.	88,000	$398,082

Network & Telecom – 0.4%
Cisco Systems, Inc.	20,960	$327,186
Finisar Corp. (a)	14,230	256,567
Nortel Networks Corp. (a)	11,112	556

		$584,309

Oil Services – 2.1%
AMEC PLC	20,610	$359,889
Halliburton Co.	34,020	1,735,020
Schlumberger Ltd.	10,210	882,144
Technip	3,880	415,973

		$3,393,026

Other Banks & Diversified Financials – 6.0%
Banco Santander S.A., IEU	107,100	$1,255,842
Bank Rakyat Indonesia	976,500	742,971
China Construction Bank	1,413,860	1,176,789
Federal Bank Ltd.	108,953	1,105,587
ICICI Bank Ltd.	54,948	1,346,826

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Komercni Banka A.S.	3,473	$846,970
Sberbank of Russia	257,480	947,526
Visa, Inc., “A”	15,550	1,310,243
Zions Bancorporation	31,250	750,313

		$9,483,067

Pharmaceuticals – 4.6%
Abbott Laboratories	30,040	$1,580,705
Bayer AG	10,082	810,555
Pfizer, Inc.	56,620	1,166,372
Roche Holding AG	9,716	1,625,978
Sanofi-Aventis	15,852	1,274,442
Teva Pharmaceutical Industries Ltd., ADR	17,350	836,617

		$7,294,669

Precious Metals & Minerals – 0.6%
Anglo American Platinum Corp. Ltd.	2,398	$222,713
Newcrest Mining Ltd.	16,359	664,021

		$886,734

Railroad & Shipping – 0.7%
CSX Corp.	27,950	$732,849
East Japan Railway Co.	5,900	339,038

		$1,071,887

Real Estate – 0.6%
GSW Immobilien AG (a)	13,233	$453,839
Hang Lung Properties Ltd.	104,000	430,766

		$884,605

Restaurants – 1.0%
McDonald’s Corp.	18,410	$1,552,331

Special Products & Services – 0.0%
Hutchison Port Holdings Trust, IEU (a)	5,000	$4,225

Specialty Chemicals – 2.6%
Airgas, Inc.	14,220	$995,969
Akzo Nobel N.V.	25,001	1,577,101
Formosa Plastics Corp.	91,000	329,809
Linde AG	6,689	1,172,736

		$4,075,615

Specialty Stores – 1.7%
Abercrombie & Fitch Co., “A”	8,660	$579,527
Industria de Diseno Textil S.A.	7,454	679,264
Tiffany & Co.	12,510	982,285
Urban Outfitters, Inc. (a)	15,710	442,237

		$2,683,313

Telecommunications – Wireless – 1.0%
Vodafone Group PLC	631,123	$1,674,359

Telephone Services – 3.4%
American Tower Corp., “A” (a)	9,370	$490,332
AT&T, Inc.	33,410	1,049,408
China Unicom Ltd.	388,000	785,684
Royal KPN N.V.	98,199	1,428,305
Telecom Italia S.p.A.	332,049	386,420

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – continued
Telecom Italia S.p.A.	332,653	$462,860
Telecomunicacoes de Sao Paulo S.A., ADR	27,843	826,937

		$5,429,946

Tobacco – 0.5%
Japan Tobacco, Inc.	197	$760,268

Trucking – 1.0%
Expeditors International of Washington, Inc.	15,940	$815,969
Yamato Holdings Co. Ltd.	46,500	730,369

		$1,546,338

Utilities – Electric Power – 3.5%
American Electric Power Co., Inc.	18,090	$681,631
CEZ AS	16,438	845,862
CMS Energy Corp.	75,760	1,491,714
Energias de Portugal S.A.	261,092	927,246
Fortum Corp.	33,848	980,221
Tractebel Energia S.A.	32,470	572,149

		$5,498,823

Total Common Stocks (Identified Cost, $138,189,234)		$158,081,088

MONEY MARKET FUNDS (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	275,875	$275,875

COLLATERAL FOR SECURITIES LOANED – 1.1%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	1,785,515	$1,785,515

Total Investments (Identified Cost, $140,250,624)		$160,142,478

SECURITIES SOLD SHORT – (0.4)%
Machinery & Tools – (0.4)%
Caterpillar, Inc. (Proceeds Received, $344,098)	(5,300)	$(564,238)

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(993,044)

Net Assets – 100.0%		$158,585,196

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2011, the value of securities pledged amounted to $891,651.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $139,974,749)	$159,866,603
Underlying affiliated funds, at cost and value	275,875
Total investments, at value, including $1,760,010 of securities on loan (identified cost, $140,250,624)	$160,142,478
Foreign currency, at value (identified cost, $277,519)	278,452
Deposits with brokers for securities sold short	252,351
Receivables for
Investments sold	2,984,325
Interest and dividends	410,541
Other assets	2,654
Total assets		$164,070,801
Liabilities
Payables for
Securities sold short, at value (proceeds received, $344,098)	$564,238
Investments purchased	2,968,389
Fund shares reacquired	77,574
Collateral for securities loaned, at value	1,785,515
Payable to affiliates
Investment adviser	6,684
Shareholder servicing costs	90
Distribution and/or service fees	215
Payable for Trustees’ compensation	2,657
Accrued expenses and other liabilities	80,243
Total liabilities		$5,485,605
Net assets		$158,585,196
Net assets consist of
Paid-in capital	$179,320,464
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $4,779 deferred country tax)	19,672,434
Accumulated net realized gain (loss) on investments and foreign currency transactions	(43,640,731)
Undistributed net investment income	3,233,029
Net assets		$158,585,196
Shares of beneficial interest outstanding		7,749,142

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$142,608,756	6,963,120	$20.48
Service Class	15,976,440	786,022	20.33

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$2,430,581
Interest	48,847
Dividends from underlying affiliated funds	152
Foreign taxes withheld	(195,159)
Total investment income		$2,284,421
Expenses
Management fee	$604,089
Distribution and/or service fees	20,796
Shareholder servicing costs	8,999
Administrative services fee	27,348
Trustees’ compensation	9,131
Custodian fee	50,589
Shareholder communications	9,503
Auditing fees	27,163
Legal fees	3,766
Dividend and interest expense on securities sold short	10,434
Miscellaneous	12,838
Total expenses		$784,656
Fees paid indirectly	(11)
Net expenses		$784,645
Net investment income		$1,499,776
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $159 country tax)	$9,730,424
Written option transactions	4,158
Securities sold short	(61,453)
Foreign currency transactions	18,073
Net realized gain (loss) on investments and foreign currency transactions		$9,691,202
Change in unrealized appreciation (depreciation)
Investments (net of $14,289 decrease in deferred country tax)	$(973,325)
Securities sold short	(20,285)
Translation of assets and liabilities in foreign currencies	(12,938)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,006,548)
Net realized and unrealized gain (loss) on investments and foreign currency		$8,684,654
Change in net assets from operations		$10,184,430

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$1,499,776	$1,800,366
Net realized gain (loss) on investments and foreign currency transactions	9,691,202	10,963,173
Net unrealized gain (loss) on investments and foreign currency translation	(1,006,548)	5,583,187
Change in net assets from operations	$10,184,430	$18,346,726
Distributions declared to shareholders
From net investment income	$—	$(2,115,081)
Change in net assets from fund share transactions	$(12,791,319)	$(22,699,043)
Total change in net assets	$(2,606,889)	$(6,467,398)
Net assets
At beginning of period	161,192,085	167,659,483
At end of period (including undistributed net investment income of $3,233,029 and $1,733,253, respectively)	$158,585,196	$161,192,085

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$19.23		$17.29	$13.30	$21.04	$18.73	$17.04
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.20	$0.20	$0.19	$0.10	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		1.97	4.03	(7.81)	2.37	1.67
Total from investment operations	$1.25		$2.17	$4.23	$(7.62)	$2.47	$1.80
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.24)	$(0.12)	$(0.16)	$(0.11)
Net asset value, end of period	$20.48		$19.23	$17.29	$13.30	$21.04	$18.73
Total return (%) (k)(s)	6.50	(n)	12.66	32.44	(36.43)	13.24	10.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.95	(a)	0.97	0.98	0.87	0.83	0.82
Net investment income	1.89	(a)(l)	1.18	1.42	1.06	0.48	0.76
Portfolio turnover	31		59	63	144	84	87
Net assets at end of period (000 omitted)	$142,609		$144,156	$149,758	$134,672	$268,217	$309,757
Supplemental Ratios (%):
Ratio of expenses to average net assets excluding short sale dividend and interest expense (f)	0.93	(a)	0.96	0.98	N/A	N/A	N/A

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$19.11		$17.18	$13.21	$20.89	$18.60	$16.93
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.16	$0.17	$0.14	$0.05	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		1.96	3.99	(7.76)	2.36	1.65
Total from investment operations	$1.22		$2.12	$4.16	$(7.62)	$2.41	$1.74
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.19)	$(0.06)	$(0.12)	$(0.07)
Net asset value, end of period	$20.33		$19.11	$17.18	$13.21	$20.89	$18.60
Total return (%) (k)(s)	6.38	(n)	12.42	32.03	(36.57)	12.97	10.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.20	(a)	1.22	1.23	1.12	1.08	1.07
Net investment income	1.62	(a)(l)	0.93	1.21	0.81	0.23	0.54
Portfolio turnover	31		59	63	144	84	87
Net assets at end of period (000 omitted)	$15,976		$17,036	$17,901	$18,199	$28,832	$29,316
Supplemental Ratios (%):
Ratio of expenses to average net assets excluding short sale dividend and interest expense (f)	1.18	(a)	1.21	1.23	N/A	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.86%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have been lower by approximately 0.71% and 0.70%, respectively.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$75,245,589	$—	$—	$75,245,589
United Kingdom	13,738,804	—	—	13,738,804
Japan	—	8,850,838	—	8,850,838
France	8,008,278	—	—	8,008,278
Germany	7,689,629	—	—	7,689,629
Netherlands	6,819,057	—	—	6,819,057
Switzerland	5,557,366	—	—	5,557,366
India	196,245	3,558,330	—	3,754,575
Brazil	3,048,080	—	—	3,048,080
Other Countries	14,400,730	10,968,142	—	25,368,872
Mutual Funds	2,061,390	—	—	2,061,390
Total Investments	$136,765,168	$23,377,310	$—	$160,142,478
Short Sales	$(564,238)	$—	$—	$(564,238)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $16,936,030 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At June 30, 2011, the fund did not have any outstanding derivative instruments.

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity	$(4,604)	$4,158

There is no unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	297	4,158
Options expired	(297)	(4,158)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2011, this expense amounted to $10,434. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$2,115,081

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$140,595,077
Gross appreciation	23,885,591
Gross depreciation	(4,338,190)
Net unrealized appreciation (depreciation)	$19,547,401

As of 12/31/10
Undistributed ordinary income	1,733,253
Capital loss carryforwards	(52,987,481)
Other temporary differences	(200,486)
Net unrealized appreciation (depreciation)	20,535,016

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(34,265,726)
12/31/17	(18,721,755)
Total	$(52,987,481)

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,921,573
Service Class	—	193,508
Total	$—	$2,115,081

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $8,995, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $4.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,328 and are included in miscellaneous expense on the Statement of Operations.

17

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $51,103,785 and $62,700,575, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,456	$88,626	17,219	$315,125
Service Class	25,693	512,169	76,615	1,283,428
	30,149	$600,795	93,834	$1,598,553
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	107,231	$1,921,573
Service Class	—	—	10,847	193,508
	—	$—	118,078	$2,115,081
Shares reacquired
Initial Class	(536,048)	$(10,787,064)	(1,293,440)	$(22,290,770)
Service Class	(131,013)	(2,605,050)	(238,078)	(4,121,907)
	(667,061)	$(13,392,114)	(1,531,518)	$(26,412,677)
Net change
Initial Class	(531,592)	$(10,698,438)	(1,168,990)	$(20,054,072)
Service Class	(105,320)	(2,092,881)	(150,616)	(2,644,971)
	(636,912)	$(12,791,319)	(1,319,606)	$(22,699,043)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $656 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20	10,257,787	(9,981,932)	275,875

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$152	$275,875

18

MFS Global Research Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

20

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

21

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	11.4%
Oracle Corp.	8.0%
Google, Inc., “A”	5.9%
Amazon.com, Inc.	5.3%
EMC Corp.	5.0%
International Business Machines Corp.	3.9%
Qualcomm, Inc.	2.9%
Visa, Inc., “A”	2.7%
Advanced Micro Devices, Inc.	2.7%
Microchip Technology, Inc.	2.3%

Top five industries (i)
Computer Software – Systems	25.2%
Computer Software	19.8%
Electronics (s)	13.1%
Internet	8.8%
Business Services (s)	5.8%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(s)	Includes securities sold short.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.07%	$1,000.00	$1,032.16	$5.39
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
Service Class	Actual	1.32%	$1,000.00	$1,033.03	$6.65
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.07% of investment related expenses from short sale dividend and interest expenses that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.6%
Broadcasting – 2.7%
Nielsen Holdings B.V. (a)	8,950	$278,882
Viacom, Inc., “B”	7,990	407,490

		$686,372

Business Services – 6.5%
Accenture PLC, “A”	7,800	$471,276
Cognizant Technology Solutions Corp., “A” (a)	7,640	560,318
Concur Technologies, Inc. (a)	2,380	119,167
Constant Contact, Inc. (a)	1,600	40,608
FleetCor Technologies, Inc. (a)	9,510	281,876
MSCI, Inc., “A” (a)	5,740	216,283

		$1,689,528

Computer Software – 19.7%
Autodesk, Inc. (a)	9,450	$364,770
Autonomy Corp. PLC (a)	14,431	395,359
BMC Software, Inc. (a)	5,180	283,346
Check Point Software Technologies Ltd. (a)	2,470	140,420
Oracle Corp. (s)	63,400	2,086,494
Parametric Technology Corp. (a)	9,860	226,090
Red Hat, Inc. (a)	9,680	444,312
Rovi Corp. (a)	2,740	157,166
Salesforce.com, Inc. (a)	1,800	268,164
Symantec Corp. (a)	17,080	336,818
VeriSign, Inc.	12,160	406,873

		$5,109,812

Computer Software – Systems – 25.2%
Active Network, Inc. (a)	8,040	$141,504
Apple, Inc. (a)(s)	8,840	2,967,323
EMC Corp. (a)(s)	46,850	1,290,718
Fusion-io, Inc. (a)	2,620	78,836
International Business Machines Corp.	5,850	1,003,568
IntraLinks Holdings, Inc. (a)	5,630	97,286
NetApp, Inc. (a)	5,570	293,985
Qlik Technologies, Inc. (a)	4,700	160,082
Quantum Corp. (a)	25,440	83,952
ServiceSource International, Inc. (a)	4,720	104,878
Tech Data Corp. (a)	3,410	166,715
Verifone Systems, Inc. (a)	3,480	154,338

		$6,543,185

Consumer Services – 2.1%
HomeAway, Inc. (a)	4,060	$157,122
Priceline.com, Inc. (a)	730	373,709

		$530,831

Electronics – 15.8%
Advanced Micro Devices, Inc. (a)	98,897	$691,290
Aeroflex Holding Corp. (a)	7,170	130,136
ASML Holding N.V.	6,300	232,848
Broadcom Corp., “A”	9,210	309,824
Entropic Communications, Inc. (a)	20,660	183,667

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
First Solar, Inc. (a)	3,590	$474,849
Hittite Microwave Corp. (a)	1,800	111,438
JDS Uniphase Corp. (a)	23,460	390,844
KLA-Tencor Corp.	14,160	573,197
Microchip Technology, Inc.	15,730	596,324
O2Micro International Ltd., ADR (a)	9,880	64,220
SanDisk Corp. (a)	2,500	103,750
Skyworks Solutions, Inc. (a)	5,600	128,688
Stratasys, Inc. (a)	3,060	103,122

		$4,094,197

Internet – 8.8%
Demand Media, Inc. (a)	7,990	$108,265
Google, Inc., “A” (a)(s)	3,040	1,539,395
LinkedIn Corp., “A” (a)	1,700	153,153
Mail.ru Group Ltd., GDR (a)(z)	4,158	138,129
OpenTable, Inc. (a)	940	78,133
WebMD Health Corp. (a)	1,730	78,853
Yahoo!, Inc. (a)	12,360	185,894

		$2,281,822

Leisure & Toys – 1.4%
THQ, Inc. (a)	101,170	$366,235

Network & Telecom – 6.4%
F5 Networks, Inc. (a)	2,240	$246,960
Finisar Corp. (a)	19,400	349,782
Juniper Networks, Inc. (a)	1,900	59,850
Qualcomm, Inc.	13,120	745,085
Radware Ltd. (a)	3,730	129,953
Sycamore Networks, Inc.	5,750	127,880

		$1,659,510

Other Banks & Diversified Financials – 5.0%
MasterCard, Inc., “A”	1,930	$581,586
Visa, Inc., “A”	8,320	701,043

		$1,282,629

Specialty Stores – 5.3%
Amazon.com, Inc. (a)	6,770	$1,384,397

Telecommunications – Wireless – 1.0%
SBA Communications Corp. (a)	6,970	$266,184

Telephone Services – 0.7%
Cogent Communications Group, Inc. (a)	10,860	$184,729

Total Common Stocks (Identified Cost, $24,617,172)		$26,079,431

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.0%
Finisar Corp. – July 2011 @ $26 (Premiums Paid, $3,621)	71	$355

4

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)

PUT OPTIONS PURCHASED – 0.0%
Sierra Wireless, Inc. – September 2011 @ $12.50 (Premiums Paid, $8,415)	55	$7,975

Issuer	Shares/Par

MONEY MARKET FUNDS (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	173,256	$173,256

Total Investments (Identified Cost, $24,802,464)		$26,261,017

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS WRITTEN – 0.0%
Red Hat, Inc. – July 2011 @ $42 (Premiums Received, $1,606)	(44)	$(1,012)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (4.1)%
Business Services – (0.7)%
Computer Sciences Corp.	(5,100)	$(193,596)

Electronics – (2.7)%
Atmel Corp. (a)	(6,400)	$(90,048)
Celestica, Inc. (a)	(10,000)	(87,600)
Dolby Laboratories, Inc., “A” (a)	(2,800)	(118,888)
Fairchild Semiconductor International, Inc. (a)	(7,800)	(130,338)
Xilinx, Inc.	(7,200)	(262,584)

		$(689,458)

Network & Telecom – (0.7)%
Sierra Wireless, Inc. (a)	(16,000)	$(187,040)

Total Securities Sold Short (Proceeds Received, $1,012,565)		$(1,070,094)

OTHER ASSETS, LESS LIABILITIES – 2.8%		729,463

Net Assets – 100.0%		$25,919,374

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At June 30, 2011, the value of securities pledged amounted to $552,011.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Mail.ru Group Ltd., GDR	11/05/10-4/27/11	$143,090	$138,129
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $24,629,208)	$26,087,761
Underlying affiliated funds, at cost and value	173,256
Total investments, at value (identified cost, $24,802,464)	$26,261,017
Deposits with brokers for securities sold short	991,471
Receivables for
Investments sold	217,378
Fund shares sold	28,605
Dividends	1,448
Receivable from investment adviser	4,699
Other assets	427
Total assets		$27,505,045
Liabilities
Payables for
Dividends on securities sold short	$1,020
Securities sold short, at value (proceeds received, $1,012,565)	1,070,094
Investments purchased	457,128
Fund shares reacquired	21,774
Written options outstanding, at value (premiums received, $1,606)	1,012
Payable to affiliates
Shareholder servicing costs	15
Distribution and/or service fees	140
Payable for Trustees’ compensation	325
Accrued expenses and other liabilities	34,163
Total liabilities		$1,585,671
Net assets		$25,919,374
Net assets consist of
Paid-in capital	$27,650,029
Unrealized appreciation (depreciation) on investments	1,401,618
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,072,862)
Accumulated net investment loss	(59,411)
Net assets		$25,919,374
Shares of beneficial interest outstanding		3,709,518

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$15,605,762	2,209,383	$7.06
Service Class	10,313,612	1,500,135	6.88

See Notes to Financial Statements

6

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment loss
Income
Dividends	$82,939
Interest	4,235
Dividends from underlying affiliated funds	182
Foreign taxes withheld	(553)
Total investment income		$86,803
Expenses
Management fee	$94,484
Distribution and/or service fees	11,444
Shareholder servicing costs	1,411
Administrative services fee	8,679
Trustees’ compensation	1,222
Custodian fee	6,611
Shareholder communications	3,036
Auditing fees	26,650
Legal fees	3,766
Dividend and interest expense on securities sold short	8,570
Miscellaneous	5,848
Total expenses		$171,721
Fees paid indirectly	(9)
Reduction of expenses by investment adviser	(25,498)
Net expenses		$146,214
Net investment loss		$(59,411)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,110,937
Written option transactions	155,279
Securities sold short	(290,888)
Foreign currency transactions	(1,263)
Net realized gain (loss) on investments and foreign currency transactions		$974,065
Change in unrealized appreciation (depreciation)
Investments	$(431,656)
Written options	(5,431)
Securities sold short	155,347
Net unrealized gain (loss) on investments		$(281,740)
Net realized and unrealized gain (loss) on investments		$692,325
Change in net assets from operations		$632,914

See Notes to Financial Statements

7

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment loss	$(59,411)	$(10,781)
Net realized gain (loss) on investments and foreign currency transactions	974,065	1,919,750
Net unrealized gain (loss) on investments	(281,740)	1,377,709
Change in net assets from operations	$632,914	$3,286,678
Change in net assets from fund share transactions	$3,790,488	$1,890,876
Total change in net assets	$4,423,402	$5,177,554
Net assets
At beginning of period	21,495,972	16,318,418
At end of period (including accumulated net investment loss of $59,411 and $0, respectively)	$25,919,374	$21,495,972

See Notes to Financial Statements

8

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010		2009		2008		2007	2006
	(unaudited)
Net asset value, beginning of period	$6.84		$5.67		$3.21		$6.54		$5.44	$4.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		1.17		2.46		(3.33)		1.12	1.01
Total from investment operations	$0.22		$1.17		$2.46		$(3.33)		$1.10	$0.98
Net asset value, end of period	$7.06		$6.84		$5.67		$3.21		$6.54	$5.44
Total return (%) (k)(r)(s)	3.22	(n)	20.63		76.64		(50.92)		20.22	21.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.38		1.60		1.39		1.21	1.34
Expenses after expense reductions (f)	1.07	(a)	1.07		1.04		1.02		1.00	1.00
Net investment loss	(0.39	)(a)	(0.07)		(0.05)		(0.00	)(w)	(0.31)	(0.55)
Portfolio turnover	48		140		227		244		249	234
Net assets at end of period (000 omitted)	$15,606		$15,844		$14,542		$8,051		$21,184	$18,813
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.00	(a)	1.00		1.00		1.00		N/A	N/A

See Notes to Financial Statements

9

MFS Technology Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010		2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$6.66		$5.54		$3.14	$6.42	$5.35	$4.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.00	)(w)	$(0.01)	$(0.02)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		1.12		2.41	(3.26)	1.10	0.99
Total from investment operations	$0.22		$1.12		$2.40	$(3.28)	$1.07	$0.95
Net asset value, end of period	$6.88		$6.66		$5.54	$3.14	$6.42	$5.35
Total return (%) (k)(r)(s)	3.30	(n)	20.22		76.43	(51.09)	20.00	21.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.63		1.85	1.62	1.46	1.59
Expenses after expense reductions (f)	1.32	(a)	1.32		1.29	1.27	1.25	1.25
Net investment loss	(0.61	)(a)	(0.04)		(0.32)	(0.29)	(0.56)	(0.80)
Portfolio turnover	48		140		227	244	249	234
Net assets at end of period (000 omitted)	$10,314		$5,652		$1,776	$990	$3,555	$3,148
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	1.25		1.25	1.25	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the total returns for the year ended December 31, 2008 would have been lower by approximately 0.58%.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the

11

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,978,502	$355	$—	$24,978,857
United Kingdom	395,359	—	—	395,359
Israel	270,373	—	—	270,373
Netherlands	232,848	—	—	232,848
Russia	—	138,129	—	138,129
Cayman Islands	64,220	—	—	64,220
Canada	7,975	—	—	7,975
Mutual Funds	173,256	—	—	173,256
Total Investments	$26,122,533	$138,484	$—	$26,261,017
Short Sales	$(1,070,094)	$—	$—	(1,070,094)

Other Financial Instruments
Written Options	$(1,012)	$—	$—	$(1,012)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$8,330	$—
Equity	Written Equity Options	—	(1,012)
Total		$8,330	$(1,012)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

12

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity	$(148,532)	$155,279

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$118,710	$(5,431)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy

13

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	1,352	$59,762
Options written	7,015	342,945
Options closed	(3,821)	(223,585)
Options exercised	(990)	(48,736)
Options expired	(3,512)	(128,780)
Outstanding, end of period	44	$1,606

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2011, this expense amounted to $8,570. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the year ended December 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$24,822,964
Gross appreciation	2,819,133
Gross depreciation	(1,381,080)
Net unrealized appreciation (depreciation)	$1,438,053

As of 12/31/10
Capital loss carryforwards	(3,997,652)
Other temporary differences	(235,586)
Net unrealized appreciation (depreciation)	1,869,669

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(2,853,626)
12/31/17	(1,144,026)
Total	$(3,997,652)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

15

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $25,498 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $1,408, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $3.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0689% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $192 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $16,286,212 and $12,241,842, respectively.

16

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	155,638	$1,109,198	264,700	$1,607,870
Service Class	1,089,837	7,621,165	719,608	4,429,714
	1,245,475	$8,730,363	984,308	$6,037,584
Shares reacquired
Initial Class	(263,253)	$(1,874,416)	(511,495)	$(3,035,186)
Service Class	(437,807)	(3,065,459)	(192,036)	(1,111,522)
	(701,060)	$(4,939,875)	(703,531)	$(4,146,708)
Net change
Initial Class	(107,615)	$(765,218)	(246,795)	$(1,427,316)
Service Class	652,030	4,555,706	527,572	3,318,192
	544,415	$3,790,488	280,777	$1,890,876

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $96 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	166,838	8,369,477	(8,363,059)	173,256

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$182	$173,256

17

MFS Technology Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

19

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

20

MFS® International Value Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
KDDI Corp.	3.2%
GlaxoSmithKline PLC	3.0%
Heineken N.V.	2.9%
Nestle S.A.	2.9%
Royal Dutch Shell PLC, “A”	2.7%
Vodafone Group PLC	2.6%
Sanofi-Aventis	2.6%
Roche Holding AG	2.5%
BP PLC	2.5%
British American Tobacco PLC	2.4%

Currency exposure weightings (i)(t)
Euro	25.8%
United Kingdom	25.7%
Japan	23.5%
Switzerland	12.0%
United States	4.0%
Taiwan	2.3%
Sweden	1.6%
South Korea	1.1%
Denmark	1.0%
Other Countries	3.0%

Equity sectors (i)
Consumer Staples	18.6%
Financial Services	16.7%
Health Care	15.4%
Utilities & Communications	9.0%
Technology	7.8%
Energy	6.6%
Industrial Goods & Services	5.0%
Special Products & Services	4.6%
Basic Materials	3.2%
Retailing	2.9%
Transportation	2.5%
Leisure	2.3%
Autos & Housing	1.5%

Issuer country weightings (e)(i)
United Kingdom	25.7%
Japan	24.9%
Switzerland	12.0%
Germany	8.5%
France	7.5%
Netherlands	5.9%
United States	3.9%
Taiwan	2.3%
Sweden	1.6%
Other Countries	7.7%

(e)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(t)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.02%	$1,000.00	$1,067.99	$5.23
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
Service Class	Actual	1.27%	$1,000.00	$1,067.40	$6.51
	Hypothetical (h)	1.27%	$1,000.00	$1,018.50	$6.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.1%
Aerospace – 1.1%
Cobham PLC	1,385,046	$4,703,728

Alcoholic Beverages – 2.9%
Heineken N.V.	212,649	$12,788,223

Automotive – 0.6%
USS Co. Ltd.	35,840	$2,780,097

Broadcasting – 1.6%
Fuji Television Network, Inc.	2,410	$3,573,940
Nippon Television Network Corp.	24,520	3,489,201

		$7,063,141

Brokerage & Asset Managers – 1.5%
Computershare Ltd.	184,873	$1,758,794
Daiwa Securities Group, Inc.	1,084,000	4,775,557

		$6,534,351

Business Services – 4.6%
Amadeus IT Holding S.A. (a)	238,637	$4,952,109
Bunzl PLC	362,028	4,532,090
Compass Group PLC	635,400	6,128,913
Nomura Research, Inc.	206,000	4,508,888

		$20,122,000

Chemicals – 1.0%
Givaudan S.A.	4,304	$4,553,563

Computer Software – 0.7%
OBIC Co. Ltd.	17,020	$3,169,117

Computer Software – Systems – 2.4%
Acer, Inc.	2,014,636	$3,530,598
Asustek Computer, Inc.	147,000	1,463,912
Konica Minolta Holdings, Inc.	379,000	3,162,277
Venture Corp. Ltd.	321,000	2,234,990

		$10,391,777

Construction – 0.9%
Geberit AG	16,825	$3,986,369

Consumer Products – 5.7%
Henkel KGaA, IPS	98,021	$6,804,487
Kao Corp.	395,200	10,386,178
KOSE Corp.	89,400	2,318,703
Reckitt Benckiser Group PLC	96,746	5,341,377

		$24,850,745

Containers – 0.4%
Brambles Ltd.	225,536	$1,752,171

Electrical Equipment – 1.6%
Legrand S.A.	105,101	$4,426,812
Spectris PLC	94,919	2,425,258

		$6,852,070

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 3.0%
Halma PLC	458,803	$3,050,724
Samsung Electronics Co. Ltd.	5,969	4,639,341
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	411,348	5,187,098

		$12,877,163

Energy – Independent – 1.3%
INPEX Corp.	753	$5,559,196

Energy – Integrated – 5.3%
BP PLC	1,485,993	$10,938,554
Royal Dutch Shell PLC, “A”	335,022	11,926,050

		$22,864,604

Food & Beverages – 5.6%
Barry Callebaut AG	1,458	$1,444,560
Groupe Danone	137,831	10,283,598
Nestle S.A.	200,388	12,453,492

		$24,181,650

Food & Drug Stores – 2.3%
Lawson, Inc.	93,900	$4,931,641
Tesco PLC	810,528	5,229,448

		$10,161,089

General Merchandise – 0.2%
Daiei, Inc. (a)	210,050	$765,655

Insurance – 7.2%
Amlin PLC	232,431	$1,514,917
Catlin Group Ltd.	312,082	2,014,024
Euler Hermes	17,091	1,443,945
Hiscox Ltd.	477,555	3,210,669
ING Groep N.V. (a)	449,196	5,529,747
Jardine Lloyd Thompson Group PLC	227,128	2,482,445
Muenchener Ruckvers AG	30,217	4,620,732
SNS REAAL Groep N.V. (a)	188,598	842,092
Swiss Re Ltd.	88,347	4,960,882
Zurich Financial Services Ltd.	18,841	4,764,314

		$31,383,767

Leisure & Toys – 0.4%
Sankyo Co. Ltd.	35,100	$1,814,058

Machinery & Tools – 2.3%
Glory Ltd.	95,200	$2,142,879
Neopost S.A. (l)	58,653	5,038,695
Schindler Holding AG	21,570	2,622,009

		$9,803,583

Major Banks – 3.7%
HSBC Holdings PLC	857,071	$8,506,444
Julius Baer Group Ltd.	47,524	1,963,138
Sumitomo Mitsui Financial Group, Inc.	130,700	4,022,417
UniCredito Italiano S.p.A.	696,665	1,474,992

		$15,966,991

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 2.3%
Kobayashi Pharmaceutical Co. Ltd.	72,300	$3,641,232
Miraca Holdings, Inc.	110,700	4,491,137
Rhoen-Klinikum AG	75,921	1,832,011

		$9,964,380

Medical Equipment – 1.8%
Smith & Nephew PLC	324,593	$3,464,356
Synthes, Inc. (n)	24,530	4,315,179

		$7,779,535

Network & Telecom – 1.7%
Ericsson, Inc., “B”	370,033	$5,335,327
Nokia Oyj	317,547	2,058,393

		$7,393,720

Other Banks & Diversified Financials – 2.5%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Chiba Bank Ltd.	232,000	1,454,513
DnB NOR A.S.A.	260,750	3,634,449
Hachijuni Bank Ltd.	234,000	1,315,426
Joyo Bank Ltd.	317,000	1,333,647
Jyske Bank A.S. (a)	17,519	691,781
Sapporo Hokuyo Holdings, Inc.	260,100	1,085,567
Sydbank A.S.	31,473	702,473
Unione di Banche Italiane ScpA	149,176	839,783

		$11,057,639

Pharmaceuticals – 11.3%
Bayer AG	99,811	$8,024,435
GlaxoSmithKline PLC	617,560	13,221,988
Hisamitsu Pharmaceutical Co., Inc.	40,900	1,743,847
Roche Holding AG	66,004	11,045,808
Sanofi-Aventis	142,239	11,435,489
Santen, Inc.	88,200	3,585,376

		$49,056,943

Printing & Publishing – 0.3%
United Business Media Ltd.	143,142	$1,278,480

Real Estate – 1.8%
Deutsche Wohnen AG	262,007	$4,559,392
GSW Immobilien AG (a)	93,507	3,206,920

		$7,766,312

Specialty Chemicals – 1.8%
Shin-Etsu Chemical Co. Ltd.	89,000	$4,773,893
Symrise AG	96,459	3,074,562

		$7,848,455

Specialty Stores – 0.4%
Esprit Holdings Ltd.	509,472	$1,587,033

Telecommunications – Wireless – 5.8%
KDDI Corp.	1,929	$13,879,351
Vodafone Group PLC	4,328,063	11,482,282

		$25,361,633

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Telephone Services – 3.2%
China Unicom Ltd.		1,084,000	$2,195,055
Royal KPN N.V.		457,696	6,657,189
TDC A/S (a)		344,505	3,144,042
Telecom Italia S.p.A.		1,606,785	1,869,888

			$13,866,174

Tobacco – 4.4%
British American Tobacco PLC		239,319	$10,489,641
Japan Tobacco, Inc.		1,799	6,942,753
Swedish Match AB		44,841	1,503,632

			$18,936,026

Trucking – 2.5%
Deutsche Post AG		240,710	$4,625,118
Yamato Holdings Co. Ltd.		410,500	6,447,664

			$11,072,782

Total Common Stocks (Identified Cost, $394,436,889)			$417,894,220

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
CALL OPTIONS PURCHASED – 0.0%
EUR Currency – August 2011 @ JPY 120	EUR	11,438,785	$104,299
EUR Currency – January 2012 @ JPY 121	EUR	2,395,591	76,110

Total Call Options Purchased (Premiums Paid, $471,028)			$180,409

PUT OPTIONS PURCHASED – 0.0%
JPY Currency – August 2011 @ $0.0108	JPY	1,372,654,146	$1,373
JPY Currency – January 2012 @ $0.011	JPY	289,346,781	10,995

Total Put Options Purchased (Premiums Paid, $300,187)			$12,368

Issuer	Shares/Par
MONEY MARKET FUNDS (v) – 3.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value		15,010,197	$15,010,197

COLLATERAL FOR SECURITIES LOANED – 0.8%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)		3,568,885	$3,568,885

Total Investments (Identified Cost, $413,787,186)			$436,666,079

OTHER ASSETS, LESS LIABILITIES – (0.4)%			(1,777,540)

Net Assets – 100.0%			$434,888,539

5

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,315,179, representing 1.0% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $398,776,989)	$421,655,882
Underlying affiliated funds, at cost and value	15,010,197
Total investments, at value, including $3,472,657 of securities on loan (identified cost, $413,787,186)	$436,666,079
Foreign currency, at value (identified cost, $503,392)	505,846
Receivables for
Fund shares sold	265,108
Interest and dividends	1,474,634
Other assets	5,627
Total assets		$438,917,294
Liabilities
Payable for fund shares reacquired	$323,969
Collateral for securities loaned, at value	3,568,885
Payable to affiliates
Investment adviser	21,788
Shareholder servicing costs	246
Distribution and/or service fees	4,939
Payable for Trustees’ compensation	6,129
Accrued expenses and other liabilities	102,799
Total liabilities		$4,028,755
Net assets		$434,888,539
Net assets consist of
Paid-in capital	$424,607,103
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	22,881,103
Accumulated net realized gain (loss) on investments and foreign currency transactions	(23,951,659)
Undistributed net investment income	11,351,992
Net assets		$434,888,539
Shares of beneficial interest outstanding		26,364,108

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$67,794,526	4,070,884	$16.65
Service Class	367,094,013	22,293,224	16.47

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$9,768,179
Interest	207,279
Dividends from underlying affiliated funds	15,734
Foreign taxes withheld	(789,549)
Total investment income		$9,201,643
Expenses
Management fee	$1,887,366
Distribution and/or service fees	439,640
Shareholder servicing costs	23,448
Administrative services fee	70,337
Trustees’ compensation	22,423
Custodian fee	70,410
Shareholder communications	10,598
Auditing fees	25,575
Legal fees	3,766
Miscellaneous	19,135
Total expenses		$2,572,698
Fees paid indirectly	(1)
Net expenses		$2,572,697
Net investment income		$6,628,946
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$3,558,897
Foreign currency transactions	31,529
Net realized gain (loss) on investments and foreign currency transactions		$3,590,426
Change in unrealized appreciation (depreciation)
Investments	$16,861,324
Translation of assets and liabilities in foreign currencies	(18,988)
Net unrealized gain (loss) on investments and foreign currency translation		$16,842,336
Net realized and unrealized gain (loss) on investments and foreign currency		$20,432,762
Change in net assets from operations		$27,061,708

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$6,628,946		$4,828,987
Net realized gain (loss) on investments and foreign currency transactions	3,590,426		(782,240)
Net unrealized gain (loss) on investments and foreign currency translation	16,842,336		28,239,889
Change in net assets from operations	$27,061,708		$32,286,636
Distributions declared to shareholders
From net investment income	$—		$(4,425,164)
Change in net assets from fund share transactions	$14,268,840		$95,712,274
Total change in net assets	$41,330,548		$123,573,746
Net assets
At beginning of period	393,557,991		269,984,245
At end of period (including undistributed net investment income of $11,351,992 and $4,723,046, respectively)	$434,888,539		$393,557,991

See Notes to Financial Statements

9

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$15.59		$14.51	$12.03	$18.68	$20.02	$17.39
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.26	$0.25	$0.44	$0.33	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		1.05	2.64	(5.94)	1.13	4.54
Total from investment operations	$1.06		$1.31	$2.89	$(5.50)	$1.46	$4.93
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.41)	$(0.16)	$(0.33)	$(0.24)
From net realized gain on investments	—		—	—	(0.99)	(2.47)	(2.06)
Total distributions declared to shareholders	$—		$(0.23)	$(0.41)	$(1.15)	$(2.80)	$(2.30)
Net asset value, end of period	$16.65		$15.59	$14.51	$12.03	$18.68	$20.02
Total return (%) (k)(s)	6.80	(n)	9.11	25.37	(31.41)	7.35	29.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.02	(a)	1.06	1.09	1.05	1.05	1.11
Net investment income	3.32	(a)(l)	1.79	2.00	2.82	1.67	2.09
Portfolio turnover	10		28	49	44	44	55
Net assets at end of period (000 omitted)	$67,795		$68,356	$63,978	$57,968	$117,100	$134,008

See Notes to Financial Statements

10

MFS International Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$15.43		$14.38	$11.91	$18.53	$19.92	$17.32
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.20	$0.23	$0.39	$0.16	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		1.05	2.62	(5.87)	1.24	4.53
Total from investment operations	$1.04		$1.25	$2.85	$(5.48)	$1.40	$4.87
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.38)	$(0.15)	$(0.32)	$(0.21)
From net realized gain on investments	—		—	—	(0.99)	(2.47)	(2.06)
Total distributions declared to shareholders	$—		$(0.20)	$(0.38)	$(1.14)	$(2.79)	$(2.27)
Net asset value, end of period	$16.47		$15.43	$14.38	$11.91	$18.53	$19.92
Total return (%) (k)(s)	6.74	(n)	8.78	25.11	(31.58)	7.04	28.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.27	(a)	1.31	1.34	1.30	1.30	1.36
Net investment income	3.13	(a)(l)	1.43	1.83	2.52	0.87	1.84
Portfolio turnover	10		28	49	44	44	55
Net assets at end of period (000 omitted)	$367,094		$325,202	$206,006	$179,067	$224,339	$14,973

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$111,941,382	$—	$—	$111,941,382
Japan	6,573,388	101,520,827	—	108,094,215
Switzerland	52,109,314	—	—	52,109,314
Germany	36,747,657	—	—	36,747,657
France	32,628,540	—	—	32,628,540
Netherlands	25,817,251	—	—	25,817,251
Taiwan	5,187,098	4,994,510	—	10,181,608
Sweden	6,838,959	—	—	6,838,959
Spain	4,952,109	—	—	4,952,109
Other Countries	16,174,596	12,408,589	0	28,583,185
Purchased Currency Options	—	192,777	—	192,777
Mutual Funds	18,579,082	—	—	18,579,082
Total Investments	$317,549,376	$119,116,703	$0	$436,666,079

For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2011, the fund held one level 3 securities valued at $0, which was also held and valued at $0 at December 31, 2010.

Of the level 2 investments presented above, equity investments amounting to $110,773,805 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$192,777

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(200,196)

There is no realized gain (loss) from derivative transactions during the period.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on the investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$4,425,164

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$414,570,233
Gross appreciation	50,167,774
Gross depreciation	(28,071,928)
Net unrealized appreciation (depreciation)	$22,095,846

As of 12/31/10
Undistributed ordinary income	4,741,489
Capital loss carryforwards	(26,759,038)
Other temporary differences	2,755
Net unrealized appreciation (depreciation)	5,234,522

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(7,444,841)
12/31/17	(18,221,256)
12/31/18	(1,092,941)
Total	$(26,759,038)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,040,282
Service Class	—	3,384,882
Total	$—	$4,425,164

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $23,433, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $15.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0335% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,319 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $59,606,909 and $38,723,312, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	136,278	$2,184,514	818,696	$11,858,777
Service Class	3,897,519	62,178,379	9,375,648	133,038,501
	4,033,797	$64,362,893	10,194,344	$144,897,278
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	71,448	$1,040,282
Service Class	—	—	234,410	3,384,882
	—	$—	305,858	$4,425,164
Shares reacquired
Initial Class	(450,068)	$(7,253,452)	(914,793)	$(13,007,882)
Service Class	(2,674,956)	(42,840,601)	(2,868,953)	(40,602,286)
	(3,125,024)	$(50,094,053)	(3,783,746)	$(53,610,168)
Net change
Initial Class	(313,790)	$(5,068,938)	(24,649)	$(108,823)
Service Class	1,222,563	19,337,778	6,741,105	95,821,097
	908,773	$14,268,840	6,716,456	$95,712,274

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $1,635 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,785,164	54,742,669	(58,517,636)	15,010,197

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,734	$15,010,197

17

MFS International Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

19

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

20

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

BRG-SEM

MFS® BLENDED RESEARCH® GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Blended Research Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	6.4%
Apple, Inc.	3.7%
Google, Inc., “A”	2.6%
Oracle Corp.	2.5%
Philip Morris International, Inc.	2.5%
International Business Machines Corp.	2.4%
McDonald’s Corp.	2.4%
Abbott Laboratories	2.1%
Intel Corp.	1.9%
Visa, Inc., “A”	1.6%

Equity sectors
Technology	27.2%
Health Care	10.5%
Energy	9.8%
Industrial Goods & Services	8.8%
Retailing	8.0%
Consumer Staples	7.1%
Leisure	6.5%
Basic Materials	6.2%
Financial Services	5.7%
Utilities & Communications	3.4%
Special Products & Services	3.1%
Transportation	1.6%
Autos & Housing	0.9%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.60%	$1,000.00	$1,078.92	$3.09
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$1,077.88	$4.38
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 3.8%
Honeywell International, Inc.	449	$26,756
Lockheed Martin Corp.	645	52,226
Northrop Grumman Corp.	787	54,578
Textron, Inc.	2,201	51,966
United Technologies Corp.	204	18,056

		$203,582

Apparel Manufacturers – 0.7%
Deckers Outdoor Corp. (a)	231	$20,360
Phillips-Van Heusen Corp.	301	19,706

		$40,066

Automotive – 0.9%
TRW Automotive Holdings Corp. (a)	797	$47,047

Biotechnology – 1.7%
Amgen, Inc. (a)	931	$54,324
Gilead Sciences, Inc. (a)	874	36,192

		$90,516

Broadcasting – 1.5%
CBS Corp., “B”	1,552	$44,216
Viacom, Inc., “B”	729	37,179

		$81,395

Brokerage & Asset Managers – 1.1%
Blackrock, Inc.	295	$56,584

Business Services – 2.0%
Accenture PLC, “A”	1,100	$66,462
Cognizant Technology Solutions Corp., “A” (a)	523	38,357

		$104,819

Cable TV – 0.7%
DIRECTV, “A” (a)	783	$39,792

Chemicals – 3.4%
3M Co.	613	$58,143
E.I. du Pont de Nemours & Co.	1,226	66,265
PPG Industries, Inc.	625	56,744

		$181,152

Computer Software – 8.3%
Autodesk, Inc. (a)	1,384	$53,422
Intuit, Inc. (a)	1,187	61,558
Microsoft Corp.	2,070	53,820
Nuance Communications, Inc. (a)	1,644	35,297
Oracle Corp.	4,119	135,556
TIBCO Software, Inc. (a)	1,581	45,881
VeriSign, Inc.	1,775	59,391

		$444,925

Computer Software – Systems – 6.3%
Apple, Inc. (a)	596	$200,059
Hewlett-Packard Co.	272	9,901

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
International Business Machines Corp.	745	$127,805

		$337,765

Consumer Products – 1.0%
Newell Rubbermaid, Inc.	3,363	$53,068

Consumer Services – 1.1%
H&R Block, Inc.	2,401	$38,512
Priceline.com, Inc. (a)	42	21,501

		$60,013

Electrical Equipment – 0.6%
Danaher Corp.	578	$30,628

Electronics – 4.3%
First Solar, Inc. (a)	349	$46,162
Intel Corp.	4,554	100,917
Linear Technology Corp.	1,143	37,742
Microchip Technology, Inc.	1,215	46,061

		$230,882

Energy – Integrated – 7.6%
Chevron Corp.	632	$64,995
Exxon Mobil Corp.	4,186	340,657

		$405,652

Engineering – Construction – 1.0%
Fluor Corp.	818	$52,892

Food & Beverages – 3.6%
Coca-Cola Co.	399	$26,849
Dr Pepper Snapple Group, Inc.	1,376	57,696
General Mills, Inc.	1,680	62,530
PepsiCo, Inc.	670	47,188

		$194,263

Food & Drug Stores – 1.9%
CVS Caremark Corp.	1,332	$50,057
Whole Foods Market, Inc.	833	52,854

		$102,911

Gaming & Lodging – 0.6%
Wynn Resorts Ltd.	241	$34,593

General Merchandise – 2.7%
Dollar General Corp. (a)	1,680	$56,935
Macy’s, Inc.	2,348	68,656
Target Corp.	444	20,828

		$146,419

Health Maintenance Organizations – 1.8%
Aetna, Inc.	1,201	$52,952
UnitedHealth Group, Inc.	819	42,244

		$95,196

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MFS Blended Research Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 1.6%
Aflac, Inc.	782	$36,504
Prudential Financial, Inc.	814	51,762

		$88,266

Internet – 2.6%
Google, Inc., “A” (a)	278	$140,774

Machinery & Tools – 2.6%
AGCO Corp. (a)	577	$28,481
Cummins, Inc.	347	35,911
Kennametal, Inc.	781	32,966
Pitney Bowes, Inc.	1,719	39,520

		$136,878

Major Banks – 0.5%
KeyCorp	3,142	$26,173

Medical & Health Technology & Services – 1.2%
McKesson Corp.	742	$62,068

Medical Equipment – 2.3%
Medtronic, Inc.	1,334	$51,399
St. Jude Medical, Inc.	414	19,740
Thermo Fisher Scientific, Inc. (a)	842	54,216

		$125,355

Metals & Mining – 1.7%
Cliffs Natural Resources, Inc.	683	$63,143
Nucor Corp.	748	30,833

		$93,976

Natural Gas – Pipeline – 1.5%
El Paso Corp.	1,085	$21,917
Williams Cos., Inc.	1,898	57,413

		$79,330

Network & Telecom – 5.7%
Acme Packet, Inc. (a)	695	$48,740
Cisco Systems, Inc.	2,399	37,448
F5 Networks, Inc. (a)	560	61,740
Juniper Networks, Inc. (a)	1,000	31,500
Polycom, Inc. (a)	936	60,185
Qualcomm, Inc.	141	8,007
Riverbed Technology, Inc. (a)	1,442	57,089

		$304,709

Oil Services – 2.2%
Halliburton Co.	960	$48,960
Schlumberger Ltd.	308	26,611
Weatherford International Ltd. (a)	2,169	40,669

		$116,240

Other Banks & Diversified Financials – 2.2%
Citigroup, Inc.	657	$27,357
Visa, Inc., “A”	1,045	88,052

		$115,409

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 3.5%
Abbott Laboratories	2,093	$110,134
Johnson & Johnson	1,131	75,234

		$185,368

Pollution Control – 0.8%
Republic Services, Inc.	1,331	$41,061

Printing & Publishing – 1.3%
Moody’s Corp.	1,887	$72,366

Real Estate – 0.3%
Public Storage, Inc., REIT	134	$15,277

Restaurants – 2.4%
McDonald’s Corp.	1,499	$126,396

Specialty Chemicals – 1.1%
Rockwood Holdings, Inc. (a)	1,042	$57,612

Specialty Stores – 2.7%
Abercrombie & Fitch Co., “A”	830	$55,544
Netflix, Inc. (a)	123	32,311
Tractor Supply Co.	870	58,186

		$146,041

Telecommunications – Wireless – 0.8%
MetroPCS Communications, Inc. (a)	2,366	$40,719

Telephone Services – 0.5%
American Tower Corp., “A” (a)	472	$24,700

Tobacco – 2.5%
Philip Morris International, Inc.	2,014	$134,475

Trucking – 1.6%
United Parcel Service, Inc., “B”	1,202	$87,662

Utilities – Electric Power – 0.6%
AES Corp. (a)	2,479	$31,582

Total Common Stocks (Identified Cost, $4,544,575)		$5,286,597

MONEY MARKET FUNDS (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	84,337	$84,337

Total Investments (Identified Cost, $4,628,912)		$5,370,934

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(19,886)

Net Assets – 100.0%		$5,351,048

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $4,544,575)	$5,286,597
Underlying affiliated funds, at cost and value	84,337
Total investments, at value (identified cost, $4,628,912)	$5,370,934
Receivable for dividends	3,715
Receivable from investment adviser	7,862
Other assets	154
Total assets		$5,382,665
Liabilities
Payable to affiliates
Shareholder servicing costs	$3
Distribution and/or service fees	36
Payable for Trustees’ compensation	79
Accrued expenses and other liabilities	31,499
Total liabilities		$31,617
Net assets		$5,351,048
Net assets consist of
Paid-in capital	$5,122,397
Unrealized appreciation (depreciation) on investments	742,022
Accumulated net realized gain (loss) on investments	(538,165)
Undistributed net investment income	24,794
Net assets		$5,351,048
Shares of beneficial interest outstanding		515,423

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,687,326	258,734	$10.39
Service Class	2,663,722	256,689	10.38

See Notes to Financial Statements

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MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$43,421
Dividends from underlying affiliated funds	47
Total investment income		$43,468
Expenses
Management fee	$15,514
Distribution and/or service fees	3,219
Shareholder servicing costs	290
Administrative services fee	8,679
Trustees’ compensation	282
Custodian fee	3,308
Shareholder communications	2,223
Auditing fees	22,545
Legal fees	3,766
Miscellaneous	4,275
Total expenses		$64,101
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(45,339)
Net expenses		$18,761
Net investment income		$24,707
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$322,734
Change in unrealized appreciation (depreciation) on investments		$40,309
Net realized and unrealized gain (loss) on investments		$363,043
Change in net assets from operations		$387,750

See Notes to Financial Statements

7

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$24,707		$50,689
Net realized gain (loss) on investments	322,734		259,981
Net unrealized gain (loss) on investments	40,309		452,163
Change in net assets from operations	$387,750		$762,833
Distributions declared to shareholders
From net investment income	$—		$(50,602)
Change in net assets from fund share transactions	$—		$50,602
Total change in net assets	$387,750		$762,833
Net assets
At beginning of period	4,963,298		4,200,465
At end of period (including undistributed net investment income of $24,794 and $87, respectively)	$5,351,048		$4,963,298

See Notes to Financial Statements

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MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009		2008		2007 (c)
	(unaudited)
Net asset value, beginning of period	$9.63		$8.23	$6.01		$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.09		$0.07		$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.71		1.40	2.22		(4.10)		0.11
Total from investment operations	$0.76		$1.51	$2.31		$(4.03)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.09)		$(0.07)		$(0.00	)(w)
From tax return of capital	—		—	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.11)	$(0.09)		$(0.07)		$(0.00	)(w)
Net asset value, end of period	$10.39		$9.63	$8.23		$6.01		$10.11
Total return (%) (k)(r)(s)	7.89	(n)	18.35	38.42		(39.84)		1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.35	(a)	2.52	2.85		2.87		10.74	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60		0.60		0.60	(a)
Net investment income	1.08	(a)	1.28	1.30		0.83		0.81	(a)
Portfolio turnover	34		83	74		50		0
Net assets at end of period (000 omitted)	$2,687		$2,491	$2,106		$1,521		$2,528
See Notes to Financial Statements

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MFS Blended Research Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009		2008		2007 (c)
	(unaudited)
Net asset value, beginning of period	$9.63		$8.24	$6.02		$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.07		$0.05		$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.71		1.39	2.22		(4.09)		0.11
Total from investment operations	$0.75		$1.48	$2.29		$(4.04)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.07)		$(0.05)		$(0.00	)(w)
From tax return of capital	—		—	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.09)	$(0.07)		$(0.05)		$(0.00	)(w)
Net asset value, end of period	$10.38		$9.63	$8.24		$6.02		$10.11
Total return (%) (k)(r)(s)	7.79	(n)	17.94	38.07		(39.96)		1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.77	3.10		3.12		10.99	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85		0.85		0.85	(a)
Net investment income	0.83	(a)	1.03	1.05		0.58		0.56	(a)
Portfolio turnover	34		83	74		50		0
Net assets at end of period (000 omitted)	$2,664		$2,472	$2,095		$1,517		$2,528

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

MFS Blended Research Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Except as otherwise described in Note 3, the fund is sold to separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

11

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,286,597	$—	$—	$5,286,597
Mutual Funds	84,337	—	—	84,337
Total Investments	$5,370,934	$—	$—	$5,370,934

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2010, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$50,602

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$4,628,912
Gross appreciation	901,054
Gross depreciation	(159,032)
Net unrealized appreciation (depreciation)	$742,022

As of 12/31/10
Undistributed ordinary income	87
Capital loss carryforwards	(860,899)
Net unrealized appreciation (depreciation)	701,713

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MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(17,746)
12/31/17	(843,153)
Total	$(860,899)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$28,122
Service Class	—	22,480
Total	$—	$50,602

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $45,339 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $289, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $1.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.3356% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

13

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $42 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

At June 30, 2011, MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,793,601 and $1,779,675, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,917	$28,122
Service Class	—	—	2,332	22,480
	—	$—	5,249	$50,602

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $24 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,664	130,604	(119,931)	84,337

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$47	$84,337

14

MFS Blended Research Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II’” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

15

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

16

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

17

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

BRV-SEM

MFS® BLENDED RESEARCH® VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Blended Research Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Chevron Corp.	4.1%
JPMorgan Chase & Co.	3.5%
AT&T, Inc.	3.4%
Citigroup, Inc.	2.7%
Pfizer, Inc.	2.4%
Johnson & Johnson	2.3%
Bank of America Corp.	2.3%
Procter & Gamble Co.	2.0%
General Electric Co.	1.8%
CVS Caremark Corp.	1.7%

Equity sectors
Financial Services	26.9%
Utilities & Communications	12.9%
Health Care	12.5%
Energy	10.2%
Consumer Staples	6.7%
Technology	5.9%
Industrial Goods & Services	5.7%
Leisure	5.3%
Retailing	5.3%
Basic Materials	3.3%
Autos & Housing	2.3%
Transportation	2.2%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.60%	$1,000.00	$1,074.07	$3.09
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$1,074.07	$4.37
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Value Portfolio

PORTFOLIO OF INVESTMENTS 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 2.4%
Northrop Grumman Corp.	910	$63,102
Textron, Inc.	2,290	54,067

		$117,169

Airlines – 0.7%
United Continental Holdings, Inc. (a)	1,480	$33,492

Automotive – 1.0%
Johnson Controls, Inc.	1,160	$48,326

Biotechnology – 1.7%
Amgen, Inc. (a)	1,400	$81,690

Broadcasting – 1.5%
CBS Corp., “B”	1,450	$41,311
Viacom, Inc., “B”	410	20,910
Walt Disney Co.	300	11,712

		$73,933

Brokerage & Asset Managers – 1.1%
NASDAQ OMX Group, Inc. (a)	2,050	$51,865

Cable TV – 1.7%
Comcast Corp., “A”	1,110	$28,127
Virgin Media, Inc.	1,790	53,575

		$81,702

Chemicals – 0.2%
E.I. du Pont de Nemours & Co.	200	$10,810

Computer Software – 0.3%
Oracle Corp.	510	$16,784

Computer Software – Systems – 0.5%
Apple, Inc. (a)	80	$26,854

Construction – 1.3%
Owens Corning (a)	1,690	$63,122

Consumer Products – 2.4%
Newell Rubbermaid, Inc.	1,280	$20,198
Procter & Gamble Co.	1,580	100,441

		$120,639

Electrical Equipment – 2.3%
General Electric Co.	4,850	$91,471
WESCO International, Inc. (a)	390	21,095

		$112,566

Electronics – 3.7%
Advanced Micro Devices, Inc. (a)	2,870	$20,061
Intel Corp.	1,460	32,354
Linear Technology Corp.	800	26,416
Microchip Technology, Inc.	1,310	49,662
SanDisk Corp. (a)	1,370	56,855

		$185,348

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.6%
Apache Corp.	650	$80,204

Energy – Integrated – 7.9%
Chevron Corp.	1,960	$201,566
ConocoPhillips	590	44,362
Exxon Mobil Corp.	1,040	84,635
Marathon Oil Corp.	1,120	59,002

		$389,565

Food & Beverages – 3.0%
Bunge Ltd.	320	$22,064
Dr Pepper Snapple Group, Inc.	940	39,414
General Mills, Inc.	1,140	42,431
Smithfield Foods, Inc. (a)	2,050	44,834

		$148,743

Food & Drug Stores – 2.2%
CVS Caremark Corp.	2,270	$85,307
Kroger Co.	940	23,312

		$108,619

Forest & Paper Products – 0.8%
Domtar Corp.	420	$39,782

Gaming & Lodging – 0.3%
Royal Caribbean Cruises Ltd. (a)	450	$16,938

General Merchandise – 1.5%
Macy’s, Inc.	2,520	$73,685

Health Maintenance Organizations – 2.5%
Aetna, Inc.	1,890	$83,330
Humana, Inc.	490	39,465

		$122,795

Insurance – 7.7%
ACE Ltd.	390	$25,670
Aflac, Inc.	1,600	74,688
Allied World Assurance Co.	960	55,277
Berkshire Hathaway, Inc., “B” (a)	610	47,208
Chubb Corp.	350	21,914
MetLife, Inc.	330	14,477
Prudential Financial, Inc.	1,340	85,211
Travelers Cos., Inc.	990	57,796

		$382,241

Leisure & Toys – 0.7%
Activision Blizzard, Inc.	3,150	$36,792

Machinery & Tools – 0.4%
Navistar International Corp. (a)	370	$20,890

Major Banks – 9.9%
Bank of America Corp.	10,342	$113,348
Bank of New York Mellon Corp.	1,100	28,182
Goldman Sachs Group, Inc.	310	41,258

4

MFS Blended Research Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
JPMorgan Chase & Co.	4,290	$175,633
PNC Financial Services Group, Inc.	1,380	82,262
Wells Fargo & Co.	1,790	50,227

		$490,910

Medical & Health Technology & Services – 1.2%
McKesson Corp.	730	$61,065

Medical Equipment – 0.7%
Thermo Fisher Scientific, Inc. (a)	540	$34,771

Metals & Mining – 1.3%
Cliffs Natural Resources, Inc.	670	$61,942

Natural Gas – Distribution – 1.2%
Sempra Energy	1,090	$57,639

Natural Gas – Pipeline – 1.7%
El Paso Corp.	1,080	$21,816
Williams Cos., Inc.	2,040	61,710

		$83,526

Network & Telecom – 1.4%
Cisco Systems, Inc.	2,730	$42,615
Garmin Ltd.	830	27,415

		$70,030

Oil Services – 0.7%
National Oilwell Varco, Inc.	420	$32,848

Other Banks & Diversified Financials – 5.5%
Capital One Financial Corp.	1,320	$68,204
Citigroup, Inc.	3,218	133,998
Discover Financial Services	2,630	70,353

		$272,555

Pharmaceuticals – 6.4%
Abbott Laboratories	1,050	$55,251
Johnson & Johnson	1,740	115,745
Merck & Co., Inc.	850	29,997
Pfizer, Inc.	5,700	117,420

		$318,413

Pollution Control – 0.6%
Republic Services, Inc.	1,022	$31,529

Printing & Publishing – 1.1%
Moody’s Corp.	1,440	$55,224

Railroad & Shipping – 1.5%
CSX Corp.	2,830	$74,203

Real Estate – 2.7%
Annaly Mortgage Management, Inc., REIT	2,600	$46,904
Equity Residential, REIT	640	38,400
Mack-Cali Realty Corp., REIT	1,450	47,763

		$133,067

Specialty Chemicals – 1.0%
Cytec Industries, Inc.	900	$51,471

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.6%
Abercrombie & Fitch Co., “A”	590	$39,483
Best Buy Co., Inc.	560	17,590
IAC/InterActiveCorp (a)	520	19,848

		$76,921

Telecommunications – Wireless – 0.5%
Sprint Nextel Corp. (a)	4,530	$24,417

Telephone Services – 4.1%
AT&T, Inc.	5,360	$168,358
CenturyLink, Inc.	387	15,646
Verizon Communications, Inc.	570	21,221

		$205,225

Tobacco – 1.3%
Reynolds American, Inc.	1,700	$62,985

Utilities – Electric Power – 5.4%
AES Corp. (a)	5,280	$67,267
Alliant Energy Corp.	530	21,550
American Electric Power Co., Inc.	750	28,260
Edison International	520	20,150
Integrys Energy Group, Inc.	820	42,509
NextEra Energy, Inc.	280	16,089
PPL Corp.	720	20,038
Wisconsin Energy Corp.	1,580	49,533

		$265,396

Total Common Stocks (Identified Cost, $4,765,180)		$4,908,691

MONEY MARKET FUNDS (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	76,305	$76,305

Total Investments (Identified Cost, $4,841,485)		$4,984,996

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(36,926)

Net Assets – 100.0%		$4,948,070

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $4,765,180)	$4,908,691
Underlying affiliated funds, at cost and value	76,305
Total investments, at value (identified cost, $4,841,485)	$4,984,996
Receivables for
Investments sold	626,629
Dividends	8,778
Receivable from investment adviser	7,938
Other assets	147
Total assets		$5,628,488
Liabilities
Payable for investments purchased	$648,341
Payable to affiliates
Shareholder servicing costs	3
Distribution and/or service fees	33
Payable for Trustees’ compensation	74
Accrued expenses and other liabilities	31,967
Total liabilities		$680,418
Net assets		$4,948,070
Net assets consist of
Paid-in capital	$5,228,305
Unrealized appreciation (depreciation) on investments	143,511
Accumulated net realized gain (loss) on investments	(458,278)
Undistributed net investment income	34,532
Net assets		$4,948,070
Shares of beneficial interest outstanding		533,201

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,484,952	267,648	$9.28
Service Class	2,463,118	265,553	9.28

See Notes to Financial Statements

6

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$51,976
Dividends from underlying affiliated funds	45
Total investment income		$52,021
Expenses
Management fee	$14,464
Distribution and/or service fees	3,001
Shareholder servicing costs	270
Administrative services fee	8,679
Trustees’ compensation	262
Custodian fee	3,329
Shareholder communications	2,364
Auditing fees	22,545
Legal fees	3,766
Miscellaneous	4,637
Total expenses		$63,317
Reduction of expenses by investment adviser	(45,828)
Net expenses		$17,489
Net investment income		$34,532
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$280,611
Change in unrealized appreciation (depreciation) on investments		$24,987
Net realized and unrealized gain (loss) on investments		$305,598
Change in net assets from operations		$340,130

See Notes to Financial Statements

7

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$34,532		$70,637
Net realized gain (loss) on investments	280,611		214,305
Net unrealized gain (loss) on investments	24,987		339,872
Change in net assets from operations	$340,130		$624,814
Distributions declared to shareholders
From net investment income	$—		$(72,000)
Change in net assets from fund share transactions	$—		$72,000
Total change in net assets	$340,130		$624,814
Net assets
At beginning of period	4,607,940		3,983,126
At end of period (including undistributed net investment income of $34,532 and $0, respectively)	$4,948,070		$4,607,940

See Notes to Financial Statements

8

MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007 (c)
	(unaudited)
Net asset value, beginning of period	$8.64		$7.59	$6.40	$10.07	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.14	$0.18	$0.01
Net realized and unrealized gain (loss) on investments	0.57		1.06	1.20	(3.66)	0.07
Total from investment operations	$0.64		$1.20	$1.34	$(3.48)	$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.14)	$(0.17)	$(0.01)
From net realized gain on investments	—		—	—	—	(0.00	)(w)
From tax return of capital	—		—	(0.01)	(0.02)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.15)	$(0.15)	$(0.19)	$(0.01)
Net asset value, end of period	$9.28		$8.64	$7.59	$6.40	$10.07
Total return (%) (k)(r)(s)	7.41	(n)	15.77	20.90	(34.44)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.50	(a)	2.67	2.96	2.79	10.80	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60	0.60	0.60	(a)
Net investment income	1.56	(a)	1.82	2.17	2.10	2.22	(a)
Portfolio turnover	38		65	50	49	0
Net assets at end of period (000 omitted)	$2,485		$2,313	$1,997	$1,651	$2,519

See Notes to Financial Statements

9

MFS Blended Research Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009		2008	2007 (c)
	(unaudited)
Net asset value, beginning of period	$8.64		$7.59	$6.40		$10.07	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.13		$0.16	$0.01
Net realized and unrealized gain (loss) on investments	0.58		1.06	1.19		(3.66)	0.07
Total from investment operations	$0.64		$1.18	$1.32		$(3.50)	$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.13)		$(0.16)	$(0.01)
From net realized gain on investments	—		—	—		—	(0.00	)(w)
From tax return of capital	—		—	(0.00	)(w)	(0.01)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.13)	$(0.13)		$(0.17)	$(0.01)
Net asset value, end of period	$9.28		$8.64	$7.59		$6.40	$10.07
Total return (%) (k)(r)(s)	7.41	(n)	15.51	20.64		(34.66)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.75	(a)	2.92	3.21		3.04	11.05	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85		0.85	0.85	(a)
Net investment income	1.31	(a)	1.57	1.95		1.85	1.97	(a)
Portfolio turnover	38		65	50		49	0
Net assets at end of period (000 omitted)	$2,463		$2,295	$1,986		$1,647	$2,519

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

MFS Blended Research Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Except as otherwise described in Note 3, the fund is sold to separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active

11

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,908,691	$—	$—	$4,908,691
Mutual Funds	76,305	—	—	76,305
Total Investments	$4,984,996	$—	$—	$4,984,996

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2010, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains) (a)	$72,000

(a)	Included in the fund’s distribution from ordinary income is $1,363 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$4,844,744
Gross appreciation	455,178
Gross depreciation	(314,926)
Net unrealized appreciation (depreciation)	$140,252

As of 12/31/10
Capital loss carryforwards	(736,580)
Net unrealized appreciation (depreciation)	116,215

12

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(177,391)
12/31/17	(559,189)
Total	$(736,580)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$38,696
Service Class	—	33,304
Total	$—	$72,000

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $45,828 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $269, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $1.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.3598% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO

13

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $39 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

At June 30, 2011, MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,890,632 and $1,859,823, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,479	$38,696
Service Class	—	—	3,855	33,304
	—	$—	8,334	$72,000

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $19 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,719	96,600	(72,014)	76,305

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$45	$76,305

14

MFS Blended Research Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

15

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

16

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

17

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Groupe Danone	2.2%
Danaher Corp.	2.2%
Oracle Corp.	2.1%
BHP Billiton PLC	2.0%
LVMH Moet Hennessy Louis Vuitton S.A.	2.0%
International Business Machines Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Pernod Ricard S.A.	1.7%
Apple, Inc.	1.7%
Reckitt Benckiser Group PLC	1.5%

Currency exposure weightings (t)
United States	47.7%
Euro	19.5%
United Kingdom	11.7%
Switzerland	8.7%
Brazil	3.2%
Taiwan	1.8%
Japan	1.6%
Israel	1.2%
South Korea	0.9%
Other Countries	3.7%

Equity sectors
Technology	15.4%
Financial Services	14.1%
Consumer Staples	13.3%
Health Care	11.4%
Retailing	9.9%
Industrial Goods & Services	9.8%
Basic Materials	8.7%
Special Products & Services	8.0%
Energy	4.9%
Transportation	1.2%
Leisure	1.1%
Autos & Housing	0.8%
Utilities & Communications	0.6%

Issuer country weightings (e)
United States	44.2%
France	11.8%
United Kingdom	11.7%
Switzerland	8.6%
Brazil	4.8%
Germany	4.5%
Netherlands	2.6%
Israel	2.0%
Taiwan	1.8%
Other Countries	8.0%

(e)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(t)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.18%	$1,000.00	$1,046.13	$5.99
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
Service Class	Actual	1.43%	$1,000.00	$1,045.12	$7.25
	Hypothetical (h)	1.43%	$1,000.00	$1,017.70	$7.15

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 1.4%
United Technologies Corp.	10,970	$970,958

Alcoholic Beverages – 3.9%
Diageo PLC	50,339	$1,028,477
Heineken N.V.	8,808	529,693
Pernod Ricard S.A.	12,521	1,234,153

		$2,792,323

Apparel Manufacturers – 4.7%
Compagnie Financiere Richemont S.A.	8,990	$588,641
Li & Fung Ltd.	269,600	542,226
LVMH Moet Hennessy Louis Vuitton S.A.	7,804	1,404,436
NIKE, Inc., “B”	9,100	818,818

		$3,354,121

Automotive – 0.8%
Johnson Controls, Inc.	13,950	$581,157

Broadcasting – 1.1%
Publicis Groupe S.A. (l)	13,992	$780,169

Brokerage & Asset Managers – 4.0%
BM&F Bovespa S.A.	97,800	$647,342
Charles Schwab Corp.	22,950	377,528
CME Group, Inc.	2,010	586,096
Deutsche Boerse AG	5,512	418,845
Franklin Resources, Inc.	6,560	861,262

		$2,891,073

Business Services – 8.0%
Accenture PLC, “A”	16,880	$1,019,890
Cognizant Technology Solutions Corp., “A” (a)	4,250	311,695
Compass Group PLC	111,380	1,074,344
Dun & Bradstreet Corp.	9,230	697,234
Hays PLC	187,523	309,994
Intertek Group PLC	14,025	444,111
LPS Brasil – Consultoria de Imoveis S.A.	12,100	294,621
Michael Page International	41,173	353,531
MSCI, Inc., “A” (a)	21,100	795,048
Verisk Analytics, Inc., “A” (a)	11,750	406,785

		$5,707,253

Chemicals – 0.6%
Monsanto Co.	5,730	$415,654

Computer Software – 4.0%
Check Point Software Technologies Ltd. (a)	9,660	$549,171
Dassault Systems S.A.	9,489	807,877
Oracle Corp.	45,390	1,493,785

		$2,850,833

Computer Software – Systems – 4.6%
Apple, Inc. (a)	3,640	$1,221,839
EMC Corp. (a)	28,570	787,104

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
International Business Machines Corp.	7,600	$1,303,780

		$3,312,723

Consumer Products – 4.6%
Church & Dwight Co., Inc.	8,770	$355,536
Colgate-Palmolive Co.	11,680	1,020,949
Procter & Gamble Co.	12,620	802,253
Reckitt Benckiser Group PLC	20,058	1,107,408

		$3,286,146

Electrical Equipment – 7.1%
Amphenol Corp., “A”	10,290	$555,557
Danaher Corp.	29,260	1,550,487
Legrand S.A.	24,376	1,026,707
Schneider Electric S.A.	5,156	861,347
Sensata Technologies Holding B.V. (a)	14,910	561,362
W.W. Grainger, Inc.	3,340	513,191

		$5,068,651

Electronics – 4.5%
ASML Holding N.V.	14,140	$522,614
Microchip Technology, Inc.	20,020	758,958
Samsung Electronics Co. Ltd.	867	673,866
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	102,588	1,293,635

		$3,249,073

Energy – Integrated – 2.4%
Chevron Corp.	5,560	$571,790
Hess Corp.	7,080	529,301
Suncor Energy, Inc.	15,612	611,886

		$1,712,977

Food & Beverages – 4.8%
Groupe Danone	20,842	$1,555,026
Mead Johnson Nutrition Co., “A”	5,530	373,552
Nestle S.A.	11,522	716,057
PepsiCo, Inc.	11,760	828,257

		$3,472,892

Food & Drug Stores – 1.3%
Tesco PLC	146,976	$948,275

General Merchandise – 2.2%
Kohl’s Corp.	8,420	$421,084
Lojas Renner S.A.	15,800	602,377
Target Corp.	11,940	560,105

		$1,583,566

Internet – 1.7%
Google, Inc., “A” (a)	1,920	$972,250
Yahoo Japan Corp.	746	256,816

		$1,229,066

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.3%
Schindler Holding AG	7,595	$923,234

Major Banks – 4.9%
Bank of New York Mellon Corp.	13,050	$334,341
Credit Suisse Group AG	16,869	656,100
HSBC Holdings PLC	70,788	702,572
Julius Baer Group Ltd.	20,596	850,787
Standard Chartered PLC	37,163	976,982

		$3,520,782

Medical & Health Technology & Services – 2.2%
Diagnosticos da America S.A.	38,900	$523,436
Fresenius Medical Care AG & Co. KGaA	5,690	425,357
Patterson Cos., Inc.	18,770	617,345

		$1,566,138

Medical Equipment – 5.1%
Becton, Dickinson & Co.	6,480	$558,382
DENTSPLY International, Inc.	14,020	533,882
Essilor International S.A.	5,135	416,484
Sonova Holding AG	7,580	707,737
Synthes, Inc. (n)	3,192	561,519
Thermo Fisher Scientific, Inc. (a)	8,350	537,657
Waters Corp. (a)	3,910	374,343

		$3,690,004

Metals & Mining – 2.0%
BHP Billiton PLC	36,972	$1,454,974

Network & Telecom – 0.6%
Cisco Systems, Inc.	27,010	$421,626

Oil Services – 2.5%
National Oilwell Varco, Inc.	10,960	$857,182
Schlumberger Ltd.	11,240	971,136

		$1,828,318

Other Banks & Diversified Financials – 4.8%
Akbank T.A.S.	67,160	$310,351
Banco Santander Brasil S.A., ADR	93,180	1,091,138
Credicorp Ltd.	4,100	353,010
HDFC Bank Ltd.	7,763	436,848
MasterCard, Inc., “A”	1,680	506,251
Visa, Inc., “A”	9,150	770,979

		$3,468,577

Pharmaceuticals – 4.1%
Allergan, Inc.	5,320	$442,890
Bayer AG	10,765	865,466
Johnson & Johnson	7,260	482,935
Roche Holding AG	2,012	336,709
Teva Pharmaceutical Industries Ltd., ADR	17,570	847,225

		$2,975,225

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.2%
Kuehne & Nagel, Inc. AG	5,650	$857,496

Real Estate – 0.4%
Brasil Brokers Participacoes	52,600	$257,835

Specialty Chemicals – 6.1%
Akzo Nobel N.V.	13,170	$830,783
L’Air Liquide S.A.	2,653	380,262
Linde AG	5,823	1,020,906
Praxair, Inc.	6,400	693,696
Shin-Etsu Chemical Co. Ltd.	16,700	895,775
Symrise AG	16,488	525,543

		$4,346,965

Specialty Stores – 1.7%
Hennes & Mauritz AB, “B”	10,420	$359,293
Industria de Diseno Textil S.A.	9,684	882,478

		$1,241,771

Telecommunications – Wireless – 0.6%
MTN Group Ltd.	18,585	$395,513

Total Common Stocks (Identified Cost, $63,564,978)		$71,155,368

	Strike Price	First Exercise

RIGHTS – 0.0%
Business Services – 0.0%
LPS Brasil Consultoria de Imoveis S.A. (1 share for 1 right) (Identified Cost, $0) (a)	BRL 39.43	8/05/11	146	$0

COLLATERAL FOR SECURITIES LOANED – 0.8%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	600,583	$600,583

MONEY MARKET FUNDS (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	686,921	$686,921

Total Investments (Identified Cost, $64,852,482)		$72,442,872

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(738,629)

Net Assets – 100.0%		$71,704,243

5

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $561,519, representing 0.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $64,165,561)	$71,755,951
Underlying affiliated funds, at cost and value	686,921
Total investments, at value, including $570,241 of securities on loan (identified cost, $64,852,482)	$72,442,872
Foreign currency, at value (identified cost, $22,980)	23,018
Receivables for
Fund shares sold	10,016
Interest and dividends	175,962
Other assets	1,314
Total assets		$72,653,182
Liabilities
Payable for fund shares reacquired	$289,917
Collateral for securities loaned, at value	600,583
Payable to affiliates
Investment adviser	3,629
Shareholder servicing costs	41
Distribution and/or service fees	54
Payable for Trustees’ compensation	1,262
Accrued expenses and other liabilities	53,453
Total liabilities		$948,939
Net assets		$71,704,243
Net assets consist of
Paid-in capital	$73,272,281
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,591,201
Accumulated net realized gain (loss) on investments and foreign currency transactions	(10,131,649)
Undistributed net investment income	972,410
Net assets		$71,704,243
Shares of beneficial interest outstanding		4,216,117

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$67,719,372	3,980,410	$17.01
Service Class	3,984,871	235,707	16.91

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$1,017,190
Interest	12,632
Dividends from underlying affiliated funds	598
Foreign taxes withheld	(76,108)
Total investment income		$954,312
Expenses
Management fee	$328,382
Distribution and/or service fees	5,053
Shareholder servicing costs	4,080
Administrative services fee	12,602
Trustees’ compensation	4,282
Custodian fee	30,443
Shareholder communications	5,247
Auditing fees	32,334
Legal fees	3,766
Miscellaneous	7,844
Total expenses		$434,033
Net investment income		$520,279
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,554,252
Foreign currency transactions	(38,121)
Net realized gain (loss) on investments and foreign currency transactions		$2,516,131
Change in unrealized appreciation (depreciation)
Investments	$289,558
Translation of assets and liabilities in foreign currencies	(2,912)
Net unrealized gain (loss) on investments and foreign currency translation		$286,646
Net realized and unrealized gain (loss) on investments and foreign currency		$2,802,777
Change in net assets from operations		$3,323,056

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$520,279	$474,497
Net realized gain (loss) on investments and foreign currency transactions	2,516,131	2,811,532
Net unrealized gain (loss) on investments and foreign currency translation	286,646	4,579,723
Change in net assets from operations	$3,323,056	$7,865,752
Distributions declared to shareholders
From net investment income	$—	$(565,546)
Change in net assets from fund share transactions	$(7,262,162)	$(11,830,037)
Total change in net assets	$(3,939,106)	$(4,529,831)
Net assets
At beginning of period	75,643,349	80,173,180
At end of period (including undistributed net investment income of $972,410 and $452,131, respectively)	$71,704,243	$75,643,349

See Notes to Financial Statements

9

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$16.26		$14.65	$10.62	$17.54	$15.74	$13.48
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.10	$0.10	$0.13	$0.14	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.62	4.07	(6.90)	1.94	2.14
Total from investment operations	$0.75		$1.72	$4.17	$(6.77)	$2.08	$2.34
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.14)	$(0.15)	$(0.28)	$(0.08)
Net asset value, end of period	$17.01		$16.26	$14.65	$10.62	$17.54	$15.74
Total return (%) (k)(s)	4.61	(n)	11.80	39.81	(38.93)	13.27	17.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.18	(a)	1.19	1.34	1.25	1.10	1.14
Net investment income	1.44	(a)(l)	0.66	0.85	0.90	0.83	1.39
Portfolio turnover	25		61	76	81	76	92
Net assets at end of period (000 omitted)	$67,719		$71,546	$75,171	$62,289	$131,870	$148,793

See Notes to Financial Statements

10

MFS Global Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$16.18		$14.58	$10.55	$17.42	$15.63	$13.39
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.06	$0.07	$0.10	$0.09	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.62	4.05	(6.86)	1.94	2.12
Total from investment operations	$0.73		$1.68	$4.12	$(6.76)	$2.03	$2.29
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.09)	$(0.11)	$(0.24)	$(0.05)
Net asset value, end of period	$16.91		$16.18	$14.58	$10.55	$17.42	$15.63
Total return (%) (k)(s)	4.51	(n)	11.53	39.43	(39.07)	13.04	17.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.43	(a)	1.44	1.59	1.49	1.35	1.39
Net investment income	1.20	(a)(l)	0.42	0.58	0.67	0.56	1.16
Portfolio turnover	25		61	76	81	76	92
Net assets at end of period (000 omitted)	$3,985		$4,098	$5,002	$4,670	$8,716	$8,723

(a)	Annualized

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,125,905	$—	$—	$31,125,905
France	8,466,462	—	—	8,466,462
United Kingdom	8,400,669	—	—	8,400,669
Switzerland	6,198,280	—	—	6,198,280
Brazil	3,416,748	—	—	3,416,748
Germany	3,256,118	—	—	3,256,118
Netherlands	1,883,091	—	—	1,883,091
Israel	1,396,396	—	—	1,396,396
Taiwan	1,293,635	—	—	1,293,635
Other Countries	3,349,380	2,368,684	—	5,718,064
Mutual Funds	1,287,504	—	—	1,287,504
Total Investments	$70,074,188	$2,368,684	$—	$72,442,872

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$565,546

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$64,908,125
Gross appreciation	10,400,753
Gross depreciation	(2,866,006)
Net unrealized appreciation (depreciation)	$7,534,747

As of 12/31/10
Undistributed ordinary income	452,567
Capital loss carryforwards	(12,592,138)
Other temporary differences	3,287
Net unrealized appreciation (depreciation)	7,245,190

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(7,268,811)
12/31/17	(5,323,327)
Total	$(12,592,138)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$541,002
Service Class	—	24,544
Total	$—	$565,546

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $4,074, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $6.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0345% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $612 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $18,382,771 and $25,074,749, respectively.

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,796	$129,605	47,368	$708,923
Service Class	4,833	79,193	16,148	235,445
	12,629	$208,798	63,516	$944,368
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	35,899	$541,002
Service Class	—	—	1,634	24,544
	—	$—	37,533	$565,546
Shares reacquired
Initial Class	(427,424)	$(7,098,405)	(813,422)	$(11,782,957)
Service Class	(22,405)	(372,555)	(107,508)	(1,556,994)
	(449,829)	$(7,470,960)	(920,930)	$(13,339,951)
Net change
Initial Class	(419,628)	$(6,968,800)	(730,155)	$(10,533,032)
Service Class	(17,572)	(293,362)	(89,726)	(1,297,005)
	(437,200)	$(7,262,162)	(819,881)	$(11,830,037)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $301 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	683,229	9,335,091	(9,331,399)	686,921

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$598	$686,921

16

MFS Global Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.7%
Royal Dutch Shell PLC, “A”	2.5%
Rio Tinto Ltd.	2.1%
Roche Holding AG	2.1%
BNP Paribas	2.1%
Siemens AG	2.1%
HSBC Holdings PLC	1.9%
Linde AG	1.7%
Groupe Danone	1.6%
Vodafone Group PLC	1.6%

Currency exposure weightings (t)
Euro	30.8%
Japan	19.1%
United Kingdom	17.0%
Switzerland	9.7%
Hong Kong	4.9%
United States	3.6%
Australia	3.1%
India	2.4%
Sweden	1.9%
Other Countries	7.5%

Global equity sectors
Capital Goods	25.3%
Financial Services	23.5%
Energy	12.6%
Health Care	8.6%
Consumer Staples	8.1%
Technology	7.7%
Consumer Cyclicals	7.6%
Telecommunications/Cable Television	5.6%

Issuer country weightings (e)
Japan	19.1%
United Kingdom	17.0%
France	10.0%
Switzerland	9.7%
Germany	9.1%
Netherlands	6.0%
Australia	3.1%
Hong Kong	2.6%
India	2.4%
Other Countries	21.0%

(e)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(t)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.10%	$1,000.00	$1,065.01	$5.63
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
Service Class	Actual	1.35%	$1,000.00	$1,064.35	$6.91
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 0.6%
Rolls Royce Holdings PLC	92,945	$962,160

Alcoholic Beverages – 1.5%
Heineken N.V.	42,686	$2,567,038

Apparel Manufacturers – 1.5%
Li & Fung Ltd.	298,000	$599,345
LVMH Moet Hennessy Louis Vuitton S.A.	10,463	1,882,959

		$2,482,304

Automotive – 3.6%
Bayerische Motoren Werke AG	23,190	$2,314,009
DENSO Corp.	41,300	1,533,414
GKN PLC	135,668	504,722
Honda Motor Co. Ltd.	44,900	1,730,607

		$6,082,752

Broadcasting – 1.6%
Nippon Television Network Corp.	7,420	$1,055,867
Publicis Groupe S.A. (l)	29,664	1,654,013

		$2,709,880

Brokerage & Asset Managers – 1.3%
BM&F Bovespa S.A.	16,700	$110,538
Deutsche Boerse AG	19,054	1,447,872
Nomura Holdings, Inc.	132,800	657,044

		$2,215,454

Business Services – 2.0%
Cognizant Technology Solutions Corp., “A” (a)	11,900	$872,746
Compass Group PLC	35,250	340,013
Mitsubishi Corp.	56,600	1,418,110
Nomura Research, Inc.	34,900	763,884

		$3,394,753

Chemicals – 0.8%
Monsanto Co.	7,400	$536,796
Nufarm Ltd. (a)	163,075	788,483

		$1,325,279

Computer Software – 0.8%
Dassault Systems S.A. (l)	15,026	$1,279,288

Computer Software – Systems – 2.3%
Acer, Inc.	695,935	$1,219,608
Canon, Inc.	21,700	1,034,804
Konica Minolta Holdings, Inc.	196,000	1,635,373

		$3,889,785

Conglomerates – 0.6%
Hutchison Whampoa Ltd.	87,000	$943,253

Consumer Products – 1.4%
Kimberly-Clark de Mexico S.A. de C.V., “A”	103,560	$681,408
Reckitt Benckiser Group PLC	29,616	1,635,109

		$2,316,517

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 3.8%
Legrand S.A.	13,494	$568,362
Schneider Electric S.A.	13,967	2,333,289
Siemens AG	25,182	3,458,223

		$6,359,874

Electronics – 1.5%
Samsung Electronics Co. Ltd.	1,402	$1,089,689
Taiwan Semiconductor Manufacturing Co. Ltd.	590,804	1,495,370

		$2,585,059

Energy – Independent – 2.5%
Bankers Petroleum Ltd. (a)	71,966	$513,377
Cairn Energy PLC (a)	72,258	481,046
INPEX Corp.	326	2,406,770
Reliance Industries Ltd.	40,264	811,751

		$4,212,944

Energy – Integrated – 5.0%
BG Group PLC	65,193	$1,479,490
BP PLC	359,135	2,643,631
Royal Dutch Shell PLC, “A”	118,376	4,213,927

		$8,337,048

Engineering – Construction – 2.1%
JGC Corp.	70,000	$1,917,055
Keppel Corp. Ltd.	110,600	1,000,739
Outotec Oyj	11,834	672,714

		$3,590,508

Food & Beverages – 4.4%
Groupe Danone	37,148	$2,771,620
Nestle S.A.	73,900	4,592,655

		$7,364,275

Food & Drug Stores – 2.0%
Lawson, Inc.	31,600	$1,659,636
Tesco PLC	274,020	1,767,950

		$3,427,586

Gaming & Lodging – 0.9%
MGM China Holdings Ltd. (a)	76,800	$141,329
Sands China Ltd. (a)	505,200	1,376,507

		$1,517,836

Insurance – 4.4%
AIA Group Ltd. (a)	127,000	$442,009
Amlin PLC	43,265	281,989
China Pacific Insurance Co. Ltd.	138,400	576,104
Hiscox Ltd.	100,498	675,662
ING Groep N.V. (a)	209,915	2,584,121
SNS REAAL Groep N.V. (a)	121,893	544,254
Swiss Re Ltd.	41,146	2,310,440

		$7,414,579

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.7%
BEML Ltd.	16,542	$214,701
Glory Ltd.	53,300	1,199,742
Joy Global, Inc.	6,450	614,298
MAN SE	6,094	812,670
Schindler Holding AG	11,549	1,403,875
Sinotruk Hong Kong Ltd.	496,500	348,014

		$4,593,300

Major Banks – 11.7%
Barclays PLC	356,019	$1,465,337
BNP Paribas	44,936	3,468,676
Credit Suisse Group AG	47,475	1,846,485
Erste Group Bank AG (l)	29,667	1,555,231
HSBC Holdings PLC	319,608	3,172,115
Julius Baer Group Ltd.	25,685	1,061,005
KBC Group N.V. (l)	24,915	979,136
Mitsubishi UFJ Financial Group, Inc.	154,400	751,661
Standard Chartered PLC	73,237	1,925,335
Sumitomo Mitsui Financial Group, Inc.	53,800	1,655,746
Westpac Banking Corp.	76,530	1,835,814

		$19,716,541

Medical & Healt6h Technology & Services – 2.3%
Diagnosticos da America S.A.	54,900	$738,731
Miraca Holdings, Inc.	43,500	1,764,810
Rhoen-Klinikum AG	59,918	1,445,851

		$3,949,392

Medical Equipment – 0.8%
Sonova Holding AG	6,126	$571,979
Synthes, Inc. (n)	4,759	837,176

		$1,409,155

Metals & Mining – 4.6%
Iluka Resources Ltd.	78,992	$1,433,021
Rio Tinto Ltd.	50,130	3,612,885
Steel Authority of India Ltd.	112,562	346,782
Sumitomo Metal Industries Ltd.	189,000	425,093
Teck Resources Ltd., “B”	36,335	1,846,795

		$7,664,576

Natural Gas – Distribution – 0.8%
Tokyo Gas Co. Ltd.	293,000	$1,325,431

Network & Telecom – 1.1%
Ericsson, Inc., “B”	126,191	$1,819,487

Oil Services – 0.9%
AMEC PLC	38,000	$663,551
Technip	7,230	775,125

		$1,438,676

Other Banks & Diversified Financials – 5.3%
Aeon Credit Service Co. Ltd.	72,600	$990,184
Banco Santander Brasil S.A., ADR	93,760	1,097,930
China Construction Bank	1,270,880	1,057,783
HDFC Bank Ltd., ADR	5,540	977,201
ICICI Bank Ltd.	68,870	1,688,068

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Komercni Banka A.S.	4,414	$1,076,454
Sberbank of Russia	366,360	1,348,205
United Overseas Bank Ltd.	41,000	658,724

		$8,894,549

Pharmaceuticals – 5.5%
Bayer AG	23,021	$1,850,803
Roche Holding AG	21,571	3,609,919
Sanofi-Aventis	25,911	2,083,148
Santen, Inc.	40,700	1,654,476

		$9,198,346

Precious Metals & Minerals – 0.7%
Newcrest Mining Ltd.	27,953	$1,134,628

Railroad & Shipping – 0.5%
East Japan Railway Co.	14,900	$856,215

Real Estate – 0.8%
GSW Immobilien AG (a)	13,865	$475,515
Hang Lung Properties Ltd.	225,000	931,945

		$1,407,460

Specialty Chemicals – 4.2%
Akzo Nobel N.V.	43,076	$2,717,299
Chugoku Marine Paints Ltd.	58,000	453,164
Linde AG	16,084	2,819,897
Nippon Paint Co. Ltd.	63,000	504,838
Symrise AG	19,738	629,135

		$7,124,333

Specialty Stores – 1.6%
Hennes & Mauritz AB, “B”	40,530	$1,397,520
Industria de Diseno Textil S.A.	13,604	1,239,697

		$2,637,217

Telecommunications – Wireless – 2.8%
KDDI Corp.	230	$1,654,873
Tim Participacoes S.A., ADR	6,670	328,231
Vodafone Group PLC	1,041,471	2,763,006

		$4,746,110

Telephone Services – 2.8%
China Unicom Ltd.	900,000	$1,822,462
Royal KPN N.V.	111,854	1,626,917
Telecom Italia S.p.A.	340,728	474,095
Telecom Italia S.p.A.	748,029	870,515

		$4,793,989

Tobacco – 0.8%
Japan Tobacco, Inc.	335	$1,292,842

Trucking – 1.1%
Yamato Holdings Co. Ltd.	116,800	$1,834,561

Utilities – Electric Power – 3.4%
CEZ AS	24,374	$1,254,230
Energias de Portugal S.A.	510,469	1,812,888
Fortum Corp.	49,257	1,426,458

5

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Red Electrica de Espana	9,856	$594,933
Tractebel Energia S.A.	32,840	578,669

		$5,667,178

Total Common Stocks (Identified Cost, $158,270,482)		$166,482,158

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	64	$64

COLLATERAL FOR SECURITIES LOANED – 2.4%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	3,973,793	$3,973,793

Total Investments (Identified Cost, $162,244,339)		$170,456,015

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(2,389,574)

Net Assets – 100.0%		$168,066,441

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $837,176, representing 0.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $162,244,275)	$170,455,951
Underlying affiliated funds, at cost and value	64
Total investments, at value, including $3,867,337 of securities on loan (identified cost, $162,244,339)	$170,456,015
Foreign currency, at value (identified cost, $190,651)	191,702
Receivables for
Investments sold	4,877,941
Fund shares sold	53,961
Interest and dividends	722,565
Other assets	3,965
Total assets		$176,306,149
Liabilities
Payable to custodian	$180,598
Payables for
Investments purchased	3,894,510
Fund shares reacquired	99,286
Collateral for securities loaned, at value	3,973,793
Payable to affiliates
Investment adviser	3,483
Shareholder servicing costs	95
Distribution and/or service fees	1,564
Payable for Trustees’ compensation	2,883
Accrued expenses and other liabilities	83,496
Total liabilities		$8,239,708
Net assets		$168,066,441
Net assets consist of
Paid-in capital	$173,510,011
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,218,085
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,866,241)
Undistributed net investment income	5,204,586
Net assets		$168,066,441
Shares of beneficial interest outstanding		11,631,695

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$51,537,028	3,534,241	$14.58
Service Class	116,529,413	8,097,454	14.39

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$3,722,467
Interest	88,279
Dividends from underlying affiliated funds	645
Foreign taxes withheld	(386,446)
Total investment income		$3,424,945
Expenses
Management fee	$770,723
Distribution and/or service fees	149,954
Shareholder servicing costs	9,571
Administrative services fee	29,043
Trustees’ compensation	9,839
Custodian fee	73,145
Shareholder communications	12,925
Auditing fees	26,632
Legal fees	3,766
Miscellaneous	16,071
Total expenses		$1,101,669
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(7,890)
Net expenses		$1,093,774
Net investment income		$2,331,171
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $9,176 country tax)	$10,300,633
Foreign currency transactions	22,884
Net realized gain (loss) on investments and foreign currency transactions		$10,323,517
Change in unrealized appreciation (depreciation)
Investments	$(1,883,622)
Translation of assets and liabilities in foreign currencies	(20,175)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,903,797)
Net realized and unrealized gain (loss) on investments and foreign currency		$8,419,720
Change in net assets from operations		$10,750,891

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$2,331,171	$3,244,393
Net realized gain (loss) on investments and foreign currency transactions	10,323,517	18,866,023
Net unrealized gain (loss) on investments and foreign currency translation	(1,903,797)	2,233,951
Change in net assets from operations	$10,750,891	$24,344,367
Distributions declared to shareholders
From net investment income	$—	$(2,780,628)
Change in net assets from fund share transactions	$(16,402,323)	$(67,615,217)
Total change in net assets	$(5,651,432)	$(46,051,478)
Net assets
At beginning of period	173,717,873	219,769,351
At end of period (including undistributed net investment income of $5,204,586 and $2,873,415, respectively)	$168,066,441	$173,717,873

See Notes to Financial Statements

9

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.69		$12.54	$9.94	$19.92	$19.94	$16.74
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.20	$0.17	$0.37	$0.30	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		1.12	2.77	(7.71)	2.21	4.30
Total from investment operations	$0.89		$1.32	$2.94	$(7.34)	$2.51	$4.52
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.34)	$(0.29)	$(0.23)	$(0.21)
From net realized gain on investments	—		—	—	(2.35)	(2.30)	(1.11)
Total distributions declared to shareholders	$—		$(0.17)	$(0.34)	$(2.64)	$(2.53)	$(1.32)
Net asset value, end of period	$14.58		$13.69	$12.54	$9.94	$19.92	$19.94
Total return (%) (k)(r)(s)	6.50	(n)	10.63	30.94	(42.49)	13.15	27.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.12	1.18	1.17	1.06	1.13
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.11	1.06	1.13
Net investment income	2.90	(a)(l)	1.66	1.62	2.43	1.51	1.23
Portfolio turnover	25		60	75	82	68	80
Net assets at end of period (000 omitted)	$51,537		$52,239	$93,714	$45,835	$108,167	$119,534

See Notes to Financial Statements

10

MFS Research International Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.52		$12.39	$9.82	$19.70	$19.77	$16.61
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.16	$0.17	$0.32	$0.23	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		1.11	2.70	(7.61)	2.20	4.29
Total from investment operations	$0.87		$1.27	$2.87	$(7.29)	$2.43	$4.45
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.30)	$(0.24)	$(0.20)	$(0.18)
From net realized gain on investments	—		—	—	(2.35)	(2.30)	(1.11)
Total distributions declared to shareholders	$—		$(0.14)	$(0.30)	$(2.59)	$(2.50)	$(1.29)
Net asset value, end of period	$14.39		$13.52	$12.39	$9.82	$19.70	$19.77
Total return (%) (k)(r)(s)	6.43	(n)	10.34	30.50	(42.60)	12.81	27.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.37	1.43	1.42	1.31	1.38
Expenses after expense reductions (f)	1.35	(a)	1.35	1.35	1.36	1.31	1.38
Net investment income	2.64	(a)(l)	1.31	1.64	2.17	1.19	0.89
Portfolio turnover	25		60	75	82	68	80
Net assets at end of period (000 omitted)	$116,529		$121,479	$126,055	$113,966	$202,567	$155,969

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,443,349	$30,732,854	$—	$32,176,203
United Kingdom	28,587,928	—	—	28,587,928
France	16,816,479	—	—	16,816,479
Switzerland	16,233,535	—	—	16,233,535
Germany	15,253,975	—	—	15,253,975
Netherlands	10,039,628	—	—	10,039,628
Australia	—	5,191,946	—	5,191,946
Hong Kong	141,329	4,293,059	—	4,434,388
India	1,191,902	2,846,600	—	4,038,502
Other Countries	24,441,081	9,268,493	—	33,709,574
Mutual Funds	3,973,857	—	—	3,973,857
Total Investments	$118,123,063	$52,332,952	$—	$170,456,015

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $41,496,648 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$2,780,628

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$163,389,300
Gross appreciation	16,535,611
Gross depreciation	(9,468,896)
Net unrealized appreciation (depreciation)	$7,066,715

As of 12/31/10
Undistributed ordinary income	2,877,865
Capital loss carryforwards	(28,044,797)
Other temporary differences	22,134
Net unrealized appreciation (depreciation)	8,950,337

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(16,000,345)
12/31/17	(12,044,452)
Total	$(28,044,797)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,407,840
Service Class	—	1,372,788
Total	$—	$2,780,628

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $7,890 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $9,564, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $7.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,392 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $43,522,956 and $58,602,755, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	75,388	$1,072,281	2,749,140	$32,862,902
Service Class	130,747	1,839,227	941,744	10,940,634
	206,135	$2,911,508	3,690,884	$43,803,536
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	113,261	$1,407,840
Service Class	—	—	111,518	1,372,788
	—	$—	224,779	$2,780,628
Shares reacquired
Initial Class	(358,095)	$(5,059,944)	(6,520,132)	$(86,865,256)
Service Class	(1,016,295)	(14,253,887)	(2,242,265)	(27,334,125)
	(1,374,390)	$(19,313,831)	(8,762,397)	$(114,199,381)
Net change
Initial Class	(282,707)	$(3,987,663)	(3,657,731)	$(52,594,514)
Service Class	(885,548)	(12,414,660)	(1,189,003)	(15,020,703)
	(1,168,255)	$(16,402,323)	(4,846,734)	$(67,615,217)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $670 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101	19,958,794	(19,958,831)	64

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$645	$64

16

MFS Research International Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Emerging Markets

Equity Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Vale S.A., ADR	2.2%
Sberbank of Russia	2.0%
Petroleo Brasileiro S.A., ADR	2.0%
OAO Gazprom, ADR	2.0%
Mando Corp.	1.9%
MTN Group Ltd.	1.8%
China Construction Bank	1.7%
Komercni Banka A.S.	1.6%

Equity sectors
Financial Services	25.4%
Technology	12.2%
Utilities & Communications	10.3%
Energy	10.0%
Basic Materials	9.3%
Retailing	8.6%
Special Products & Services	5.6%
Consumer Staples	5.3%
Autos & Housing	4.7%
Leisure	2.9%
Health Care	2.3%
Industrial Goods & Services	1.8%
Transportation	0.9%

Issuer country weightings
Brazil	17.4%
China	11.6%
South Korea	10.3%
Taiwan	8.7%
India	8.6%
South Africa	6.8%
Russia	6.4%
Mexico	5.9%
Hong Kong	5.3%
Other Countries	19.0%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.36%	$1,000.00	$1,001.12	$6.75
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
Service Class	Actual	1.61%	$1,000.00	$1,000.00	$7.98
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Airlines – 0.9%
Copa Holdings S.A., “A”	7,097	$473,654
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	13,710	808,067

		$1,281,721

Alcoholic Beverages – 0.8%
Companhia de Bebidas das Americas, ADR	32,845	$1,107,862

Apparel Manufacturers – 3.1%
Arezzo Industria e Comercio S.A.	42,710	$597,965
Cia.Hering S.A.	27,800	639,490
Li & Fung Ltd.	616,000	1,238,915
Stella International Holdings	635,000	1,609,186
Top Glove Corp.	211,000	366,865

		$4,452,421

Automotive – 2.5%
Geely Automobile Holdings Ltd.	2,140,000	$838,332
Mando Corp.	13,229	2,755,830

		$3,594,162

Broadcasting – 0.3%
Grupo Televisa S.A., ADR	18,106	$445,408

Brokerage & Asset Managers – 1.5%
BM&F Bovespa S.A.	157,100	$1,039,851
Bolsa Mexicana de Valores S.A. de C.V.	246,400	494,757
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	42,000	649,922

		$2,184,530

Business Services – 3.1%
Cielo S.A.	29,096	$727,097
Infosys Technologies Ltd., ADR	35,779	2,333,864
LPS Brasil – Consultoria de Imoveis S.A.	25,300	616,025
Multiplus S.A.	19,240	335,327
Redecard S.A.	34,700	522,951

		$4,535,264

Cable TV – 2.0%
Dish TV India Ltd.	405,427	$798,491
Naspers Ltd.	36,087	2,038,426

		$2,836,917

Computer Software – 0.3%
Totvs S.A.	21,900	$404,139

Computer Software – Systems – 2.6%
Acer, Inc.	520,947	$912,946
Hon Hai Precision Industry Co. Ltd.	612,960	2,114,349
NICE Systems Ltd., ADR (a)	19,240	699,566

		$3,726,861

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 1.6%
Alfa S.A de C.V., “A”	17,520	$260,290
First Pacific Co. Ltd.	2,236,800	1,997,733

		$2,258,023

Construction – 2.2%
Anhui Conch Cement Co. Ltd.	237,000	$1,116,608
Corporacion GEO S.A.B. de C.V., “B” (a)	178,970	411,944
Corporacion Moctezuma S.A. de C.V.	189,200	481,544
Duratex S.A.	69,086	584,773
Urbi Desarrollos Urbanos S.A. de C.V.	238,479	523,255

		$3,118,124

Consumer Products – 2.3%
Dabur India Ltd.	687,394	$1,752,987
Hengan International Group Co. Ltd.	110,500	996,342
Kimberly-Clark de Mexico S.A. de C.V., “A”	90,870	597,910

		$3,347,239

Consumer Services – 0.9%
Anhanguera Educacional Participacoes S.A.	39,200	$834,411
Kroton Educacional S.A., IEU	34,996	454,086

		$1,288,497

Electronics – 8.1%
Samsung Electronics Co. Ltd.	6,882	$5,348,960
Seoul Semiconductor Co. Ltd.	17,425	477,835
Siliconware Precision Industries Co. Ltd.	1,685,000	2,176,990
Taiwan Semiconductor Manufacturing Co. Ltd.	1,288,258	3,260,679
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,871	376,673

		$11,641,137

Energy – Independent – 5.1%
Bankers Petroleum Ltd. (a)	103,695	$739,719
China Shenhua Energy Co. Ltd.	263,000	1,262,815
CNOOC Ltd.	536,000	1,259,218
INPEX Corp.	166	1,225,533
Oil & Natural Gas Corp. Ltd.	107,690	661,946
Reliance Industries Ltd.	72,150	1,454,595
Turkiye Petrol Rafinerileri AS	29,241	717,062

		$7,320,888

Energy – Integrated – 4.6%
LUKOIL, ADR	13,643	$869,741
OAO Gazprom, ADR	193,614	2,822,892
Petroleo Brasileiro S.A., ADR	86,522	2,929,635

		$6,622,268

Food & Beverages – 1.4%
Embotelladoras Arca S.A. de C.V.	46,440	$329,405
M. Dias Branco S.A. Industria e Comercio de Alimentos	31,400	834,973
Tiger Brands Ltd.	27,818	812,514

		$1,976,892

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 1.0%
CP ALL Public Co. Ltd	403,000	$580,399
Dairy Farm International Holdings Ltd.	73,800	605,160
Shoprite Group PLC	20,216	304,355

		$1,489,914

Forest & Paper Products – 0.1%
Suzano Papel E Celulose S.A., IPS	28,475	$205,993

Gaming & Lodging – 0.6%
Sands China Ltd.	321,200	$875,167

General Merchandise – 2.1%
Bim Birlesik Magazalar A.S.	9,375	$304,702
E-Mart Co. Ltd.	5,842	1,337,863
Lojas Renner S.A.	18,600	709,128
Shinsegae Co. Ltd.	2,063	656,009

		$3,007,702

Insurance – 2.2%
Brazil Insurance Participacoes e Administracao S.A.	1,000	$1,249,479
China Pacific Insurance Co. Ltd.	456,600	1,900,642

		$3,150,121

Machinery & Tools – 1.8%
BEML Ltd.	18,346	$238,115
Glory Ltd.	22,200	499,705
Sinotruk Hong Kong Ltd.	1,257,500	881,425
TK Corp. (a)	44,570	979,537

		$2,598,782

Major Banks – 4.0%
Bank of China Ltd.	4,641,000	$2,270,710
Erste Group Bank AG (l)	21,079	1,105,023
Standard Chartered PLC	65,043	1,678,378
Standard Chartered PLC	26,788	704,232

		$5,758,343

Medical & Health Technology & Services – 1.3%
Diagnosticos da America S.A.	89,000	$1,197,578
Fleury S.A.	48,700	709,288

		$1,906,866

Metals & Mining – 6.7%
Companhia Siderurgica Nacional S.A., ADR	20,960	$261,162
Grupo Mexico S.A.B. de C.V., “B”	176,142	583,555
Maanshan Iron & Steel Co. Ltd.	894,000	415,238
Magnitogorsk Iron & Steel Works, GDR	56,700	645,246
Mining & Metallurgical Co. Norilsk Nickel, ADR	49,950	1,308,690
MOIL Ltd.	80,967	605,588
POSCO	1,655	719,262
Steel Authority of India Ltd.	392,100	1,207,984
Ternium S.A., ADR	15,520	458,306
Usinas Siderurgicas de Minas Gerais S.A., IPS	30,550	268,180
Vale S.A., ADR	98,878	3,159,152

		$9,632,363

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 1.2%
HTC Corp.	28,813	$984,265
Vtech Holdings Ltd.	64,300	762,008

		$1,746,273

Oil Services – 0.3%
Tenaris S.A., ADR	9,889	$452,224

Other Banks & Diversified Financials – 16.7%
Banco Santander Chile, ADR	3,480	$326,459
Banco Santander S.A., IEU	76,800	900,548
Bancolombia S.A., ADR	5,401	360,409
Bangkok Bank Public Co. Ltd.	208,100	1,073,518
Bank Negara Indonesia PT	2,475,000	1,121,000
Bumiputra-Commerce Holdings Berhad	428,100	1,267,907
China Construction Bank	2,962,670	2,465,899
Chinatrust Financial Holding Co. Ltd.	1,359,000	1,186,542
Commercial International Bank, GDR	152,200	770,132
Compartamos S.A.B. de C.V.	289,990	524,327
Credicorp Ltd.	7,000	602,700
CSU Cardsystem S.A.	176,105	519,068
Hana Financial Group, Inc.	43,310	1,524,438
Housing Development Finance Corp. Ltd.	136,484	2,164,453
ICICI Bank Ltd.	47,119	1,154,930
Itau Unibanco Multiplo S.A., ADR	27,802	654,737
Komercni Banka A.S.	9,571	2,334,105
Sberbank of Russia	798,910	2,939,989
Turkiye Garanti Bankasi A.S.	495,528	2,247,126

		$24,138,287

Pharmaceuticals – 1.0%
Genomma Lab Internacional S.A., “B”	234,500	$597,641
Teva Pharmaceutical Industries Ltd., ADR	16,420	791,772

		$1,389,413

Precious Metals & Minerals – 0.5%
Gold Fields Ltd.	51,824	$760,215

Real Estate – 1.0%
Brasil Brokers Participacoes	168,700	$826,934
Hang Lung Properties Ltd.	142,000	588,161

		$1,415,095

Specialty Chemicals – 2.0%
Chugoku Marine Paints Ltd.	116,000	$906,329
Formosa Plastics Corp.	411,000	1,489,577
Mexichem S.A.B de C.V.	124,100	500,173

		$2,896,079

Specialty Stores – 2.4%
Lewis Group Ltd.	99,793	$1,247,671
PT Mitra Adiperkasa Tbk	346,500	160,613
Truworths International Ltd.	188,883	2,047,271

		$3,455,555

Telecommunications – Wireless – 4.6%
America Movil S.A.B. de C.V., “L”, ADR	35,567	$1,916,350
China Mobile Ltd.	102,500	953,763
Mobile TeleSystems OJSC, ADR	36,482	693,888

5

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
MTN Group Ltd.			124,044	$2,639,820
Tim Participacoes S.A., ADR			9,500	467,495

				$6,671,316

Telephone Services – 3.5%
China Unicom Ltd.			270,000	$546,739
China Unicom Ltd., ADR			89,370	1,811,530
Empresa Nacional de Telecomunicaciones S.A.			19,362	393,123
PT XL Axiata Tbk			3,189,500	2,287,380

				$5,038,772

Tobacco – 0.8%
KT&G Corp.			17,663	$1,098,509

Utilities – Electric Power – 2.2%
Aguas Andinas S.A.			884,408	$478,966
CPFL Energia S.A.			20,000	285,778
Eletropaulo Metropolitana S.A., IPS			34,220	742,440
Enersis S.A., ADR			22,232	513,559
Manila Water Co., Inc.			1,455,000	625,850
Tractebel Energia S.A.			32,580	574,088

				$3,220,681

Total Common Stocks (Identified Cost, $120,607,565)				$143,050,023

	Strike Price	First Exercise

RIGHT – 0.0%
Business Services – 0.0%
LPS Brasil Consultoria de Imoveis S.A.
(1 share for 1 right) (Identified Cost, $0) (a)	BRL 39.43	6/30/11	305	$0

MONEY MARKET FUNDS (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value			913,070	$913,070

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	796,500	$796,500

Total Investments (Identified Cost, $122,317,135)		$144,759,593

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(693,886)

Net Assets – 100.0%		$144,065,707

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $121,404,065)	$143,846,523
Underlying affiliated funds, at cost and value	913,070
Total investments, at value, including $787,347 of securities on loan (identified cost, $122,317,135)	$144,759,593
Foreign currency, at value (identified cost, $93,876)	94,144
Receivables for
Fund shares sold	15,763
Interest and dividends	506,782
Other assets	2,142
Total assets		$145,378,424
Liabilities
Payable to custodian	$4,153
Payables for
Investments purchased	228,257
Fund shares reacquired	72,727
Collateral for securities loaned, at value	796,500
Payable to affiliates
Investment adviser	8,393
Shareholder servicing costs	81
Distribution and/or service fees	541
Payable for Trustees’ compensation	2,144
Deferred country tax expense payable	78,428
Accrued expenses and other liabilities	121,493
Total liabilities		$1,312,717
Net assets		$144,065,707
Net assets consist of
Paid-in capital	$107,670,323
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $78,428 deferred country tax)	22,366,469
Accumulated net realized gain (loss) on investments and foreign currency transactions	12,172,776
Undistributed net investment income	1,856,139
Net assets		$144,065,707
Shares of beneficial interest outstanding		8,080,539

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$103,902,813	5,803,586	$17.90
Service Class	40,162,894	2,276,953	17.64

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$2,395,031
Interest	1,255
Dividends from underlying affiliated funds	1,284
Foreign taxes withheld	(191,842)
Total investment income		$2,205,728
Expenses
Management fee	$729,614
Distribution and/or service fees	48,126
Shareholder servicing costs	7,773
Administrative services fee	23,591
Trustees’ compensation	7,751
Custodian fee	118,102
Shareholder communications	6,360
Auditing fees	31,617
Legal fees	3,766
Miscellaneous	16,709
Total expenses		$993,409
Fees paid indirectly	(20)
Net expenses		$993,389
Net investment income		$1,212,339
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $16,927 country tax)	$6,794,853
Foreign currency transactions	(91,706)
Net realized gain (loss) on investments and foreign currency transactions		$6,703,147
Change in unrealized appreciation (depreciation)
Investments (net of $63,004 decrease in deferred country tax)	$(7,710,865)
Translation of assets and liabilities in foreign currencies	1,622
Net unrealized gain (loss) on investments and foreign currency translation		$(7,709,243)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,006,096)
Change in net assets from operations		$206,243

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$1,212,339		$877,095
Net realized gain (loss) on investments and foreign currency transactions	6,703,147		11,148,151
Net unrealized gain (loss) on investments and foreign currency translation	(7,709,243)		13,172,678
Change in net assets from operations	$206,243		$25,197,924
Distributions declared to shareholders
From net investment income	$—		$(710,049)
Change in net assets from fund share transactions	$7,397,516		$15,585,410
Total change in net assets	$7,603,759		$40,073,285
Net assets
At beginning of period	136,461,948		96,388,663
At end of period (including undistributed net investment income of $1,856,139 and $643,800, respectively)	$144,065,707		$136,461,948

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$17.88		$14.54	$8.88	$26.15	$24.52	$21.84
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.13	$0.14	$0.33	$0.30	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		3.31	5.80	(11.19)	7.13	5.92
Total from investment operations	$0.02		$3.44	$5.94	$(10.86)	$7.43	$6.39
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.28)	$(0.27)	$(0.55)	$(0.25)
From net realized gain on investments	—		—	—	(6.14)	(5.25)	(3.46)
Total distributions declared to shareholders	$—		$(0.10)	$(0.28)	$(6.41)	$(5.80)	$(3.71)
Net asset value, end of period	$17.90		$17.88	$14.54	$8.88	$26.15	$24.52
Total return (%) (k)(s)	0.11	(n)	23.82	68.58	(55.11)	35.71	30.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.55	1.71	1.85	1.55	1.53
Expenses after expense reductions (f)	1.36	(a)	1.40	1.40	1.61	N/A	N/A
Net investment income	1.81	(a)(l)	0.86	1.24	1.94	1.22	2.08
Portfolio turnover	19		39	66	93	96	110
Net assets at end of period (000 omitted)	$103,903		$99,316	$71,026	$33,411	$94,193	$89,419

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$17.64		$14.36	$8.76	$25.88	$24.33	$21.71
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.09	$0.11	$0.29	$0.23	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		3.28	5.73	(11.06)	7.07	5.89
Total from investment operations	$0.00	(w)	$3.37	$5.84	$(10.77)	$7.30	$6.30
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.24)	$(0.21)	$(0.50)	$(0.22)
From net realized gain on investments	—		—	—	(6.14)	(5.25)	(3.46)
Total distributions declared to shareholders	$—		$(0.09)	$(0.24)	$(6.35)	$(5.75)	$(3.68)
Net asset value, end of period	$17.64		$17.64	$14.36	$8.76	$25.88	$24.33
Total return (%) (k)(s)	0.00	(n)	23.54	68.13	(55.23)	35.38	29.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.80	1.95	2.10	1.81	1.78
Expenses after expense reductions (f)	1.61	(a)	1.65	1.65	1.86	N/A	N/A
Net investment income	1.58	(a)(l)	0.62	0.93	1.70	0.96	1.84
Portfolio turnover	19		39	66	93	96	110
Net assets at end of period (000 omitted)	$40,163		$37,146	$25,363	$9,342	$23,614	$19,176

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$25,009,555	$—	$—	$25,009,555
China	1,811,530	14,907,732	—	16,719,262
South Korea	3,811,643	11,086,600	—	14,898,243
Taiwan	376,673	12,125,349	—	12,502,022
India	4,930,555	7,442,401	—	12,372,956
South Africa	9,850,271	—	—	9,850,271
Russia	9,280,446	—	—	9,280,446
Mexico	7,993,081	481,545	—	8,474,626
Hong Kong	4,212,079	3,464,250	—	7,676,329
Other Countries	21,571,769	4,694,544	—	26,266,313
Mutual Funds	1,709,570	—	—	1,709,570
Total Investments	$90,557,172	$54,202,421	$—	$144,759,593

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $43,826,686 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,817,771 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$710,049

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$122,473,835
Gross appreciation	26,955,231
Gross depreciation	(4,669,473)
Net unrealized appreciation (depreciation)	$22,285,758
As of 12/31/10
Undistributed ordinary income	809,278
Undistributed long-term capital gain	5,478,139
Other temporary differences	(157,903)
Net unrealized appreciation (depreciation)	30,059,627

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$542,071
Service Class	—	167,978
Total	$—	$710,049

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $7,765, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $8.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,113 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $34,230,303 and $26,194,412, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	647,596	$11,416,872	1,292,090	$19,587,990
Service Class	551,954	9,471,644	1,105,275	16,898,112
	1,199,550	$20,888,516	2,397,365	$36,486,102
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	35,546	$542,071
Service Class	—	—	11,147	167,978
	—	$—	46,693	$710,049
Shares reacquired
Initial Class	(399,361)	$(7,038,471)	(657,613)	$(9,982,626)
Service Class	(381,243)	(6,452,529)	(776,271)	(11,628,115)
	(780,604)	$(13,491,000)	(1,433,884)	$(21,610,741)
Net change
Initial Class	248,235	$4,378,401	670,023	$10,147,435
Service Class	170,711	3,019,115	340,151	5,437,975
	418,946	$7,397,516	1,010,174	$15,585,410

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $560 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	717,813	21,320,780	(21,125,523)	913,070

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,284	$913,070

16

MFS Emerging Markets Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Global Tactical

Allocation Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Market Overlay (b)	Net Exposure (c)
Equities	U.S. Large Cap	14.9%		3.2%	18.1%
	Europe ex-U.K.	7.7%		10.2%	17.9%
	United Kingdom	5.1%		3.7%	8.8%
	Japan	4.4%		(0.6)%	3.8%
	U.S. Small/Mid Cap	0.6%		0.0%	0.6%
	Emerging Markets	1.0%		(2.2)%	(1.2)%
	North America ex-U.S.	0.3%		(4.4)%	(4.1)%
	Asia/Pacific ex-Japan	0.1%		(6.1)%	(6.0)%
	Total	34.1%		3.8%	37.9%
Fixed Income	U.S.	24.4%		7.6%	32.0%
	Europe ex-U.K.	14.1%		(1.3)%	12.8%
	Japan	8.7%		(1.1)%	7.6%
	United Kingdom	4.0%		(0.5)%	3.5%
	Emerging Markets	3.5%		0.0%	3.5%
	Asia/Pacific ex-Japan	0.9%		0.3%	1.2%
	North America ex-U.S.	2.6%		(9.7)%	(7.1)%
	Total	58.2%		(4.7)%	53.5%
Cash	Cash and Equivalents (d)	6.8%		0.9%	7.7%
	Derivative Offsets (e)	0.0%	(o)	0.9%	0.9%
	Total	6.8%		1.8%	8.6%
	Total Exposure summary	99.1%		0.9%	100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target	(w)	Ranges	(z)
Equities	35%		0 to 70%
Fixed Income, Cash and Cash and Equivalents	65%		30 to 100%

Top ten holdings (c)
U.S. Treasury Note 10 yr Future SEP 2011	7.7%
DAX Index Future SEP 2011	4.1%
U.S. Treasury Note 3.5% MAY 2020	3.9%
FTSE 100 Index Future SEP 2011	3.7%
FTSE/MIB Index Future SEP 2011	3.6%
S&P 500 E-Mini Index Future SEP 2011	3.5%
Japan Govt Bond 1.7% MAR 2017	2.8%
S&P/TSE 60 Index Future SEP 2011	(4.4)%
Australian SPI 200 Index SEP 2011	(4.6)%
Govt of Canada Bond 10 yr Future SEP 2011	(9.7)%

(a)	For purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the fund’s tactical exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash and Equivalents includes cash, other assets (excluding interest receivables) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within theses ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.81%	$1,000.00	$1,047.18	$4.11
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,046.20	$5.38
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 34.1%
Aerospace – 1.8%
Cobham PLC	451,016	$1,531,685
Honeywell International, Inc.	40,240	2,397,902
Lockheed Martin Corp. (s)	61,920	5,013,662
Northrop Grumman Corp.	20,160	1,398,096
United Technologies Corp.	39,700	3,513,847

		$13,855,192

Alcoholic Beverages – 0.7%
Heineken N.V.	92,614	$5,569,594

Automotive – 0.1%
USS Co. Ltd.	12,150	$942,472

Broadcasting – 1.0%
Fuji Television Network, Inc.	780	$1,156,711
Nippon Television Network Corp.	8,410	1,196,745
Omnicom Group, Inc.	41,730	2,009,717
Viacom, Inc., “B”	22,070	1,125,570
Walt Disney Co.	53,390	2,084,346

		$7,573,089

Brokerage & Asset Managers – 0.2%
Blackrock, Inc.	1,211	$232,282
Daiwa Securities Group, Inc.	365,000	1,608,006

		$1,840,288

Business Services – 1.4%
Accenture PLC, “A”	54,240	$3,277,181
Amadeus IT Holding S.A. (a)	91,798	1,904,959
Bunzl PLC	123,458	1,545,523
Compass Group PLC	212,530	2,050,012
Dun & Bradstreet Corp.	16,330	1,233,568
Nomura Research, Inc.	60,900	1,332,967

		$11,344,210

Chemicals – 0.7%
3M Co.	20,460	$1,940,631
Givaudan S.A.	1,800	1,904,371
PPG Industries, Inc.	20,910	1,898,419

		$5,743,421

Computer Software – 0.4%
Oracle Corp.	97,180	$3,198,194

Computer Software – Systems – 0.9%
Acer, Inc.	810,089	$1,419,660
International Business Machines Corp.	23,630	4,053,727
Konica Minolta Holdings, Inc.	179,500	1,497,701

		$6,971,088

Construction – 0.6%
Geberit AG	6,294	$1,491,246
Sherwin-Williams Co.	15,210	1,275,660
Stanley Black & Decker, Inc.	22,090	1,591,585

		$4,358,491

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 1.0%
Henkel KGaA, IPS	37,409	$2,596,883
Kao Corp.	114,500	3,009,153
KOSE Corp.	29,300	759,933
Reckitt Benckiser Group PLC	31,186	1,721,789

		$8,087,758

Electrical Equipment – 0.6%
Danaher Corp.	26,200	$1,388,338
Legrand S.A.	52,481	2,210,479
Spectris PLC	35,873	916,585

		$4,515,402

Electronics – 0.9%
Halma PLC	161,999	$1,077,182
Intel Corp.	64,020	1,418,683
Samsung Electronics Co. Ltd.	3,031	2,355,812
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	203,568	2,566,992

		$7,418,669

Energy – Independent – 0.9%
Apache Corp.	18,380	$2,267,908
EOG Resources, Inc.	11,080	1,158,414
INPEX Corp.	245	1,808,769
Occidental Petroleum Corp.	15,240	1,585,570

		$6,820,661

Energy – Integrated – 1.9%
BP PLC	567,627	$4,178,363
Chevron Corp.	32,240	3,315,562
Exxon Mobil Corp.	41,100	3,344,718
Royal Dutch Shell PLC, “A”	121,699	4,332,218

		$15,170,861

Food & Beverages – 1.9%
General Mills, Inc.	54,270	$2,019,929
Groupe Danone	54,474	4,064,316
J.M. Smucker Co.	15,958	1,219,830
Kellogg Co.	17,100	945,972
Nestle S.A.	84,800	5,270,057
PepsiCo, Inc.	26,280	1,850,900

		$15,371,004

Food & Drug Stores – 0.5%
Lawson, Inc.	33,200	$1,743,669
Tesco PLC	341,562	2,203,725

		$3,947,394

General Merchandise – 0.3%
Target Corp.	46,840	$2,197,264

Insurance – 2.4%
Aon Corp.	33,880	$1,738,044
Hiscox Ltd.	168,278	1,131,356

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
ING Groep N.V. (a)	183,888	$2,263,720
Jardine Lloyd Thompson Group PLC	96,194	1,051,373
MetLife, Inc.	85,740	3,761,414
Muenchener Ruckvers AG	9,381	1,434,526
Prudential Financial, Inc.	30,610	1,946,490
Swiss Re Ltd.	36,968	2,075,836
Travelers Cos., Inc.	34,630	2,021,699
Zurich Financial Services Ltd.	7,283	1,841,648

		$19,266,106

Leisure & Toys – 0.1%
Hasbro, Inc.	25,960	$1,140,423

Machinery & Tools – 0.4%
Glory Ltd.	30,300	$682,030
Neopost S.A.	16,914	1,453,029
Schindler Holding AG	8,003	972,830

		$3,107,889

Major Banks – 2.6%
Bank of America Corp.	158,580	$1,738,037
Bank of New York Mellon Corp.	123,661	3,168,195
Goldman Sachs Group, Inc.	18,390	2,447,525
HSBC Holdings PLC	317,699	3,153,168
JPMorgan Chase & Co.	99,730	4,082,946
State Street Corp.	37,340	1,683,661
Sumitomo Mitsui Financial Group, Inc.	28,200	867,882
Toronto-Dominion Bank	12,447	1,055,436
Wells Fargo & Co.	77,340	2,170,160

		$20,367,010

Medical & Health Technology & Services – 0.5%
Kobayashi Pharmaceutical Co. Ltd.	25,900	$1,304,397
Miraca Holdings, Inc.	41,300	1,675,555
Quest Diagnostics, Inc.	19,620	1,159,542

		$4,139,494

Medical Equipment – 1.0%
Becton, Dickinson & Co.	23,670	$2,039,644
Medtronic, Inc.	59,620	2,297,159
Smith & Nephew PLC	103,003	1,099,343
St. Jude Medical, Inc.	23,750	1,132,400
Synthes, Inc. (n)	8,933	1,571,443

		$8,139,989

Network & Telecom – 0.5%
Cisco Systems, Inc.	52,410	$818,120
Ericsson, Inc., “B”	166,974	2,407,517
Nokia Oyj	160,904	1,043,007

		$4,268,644

Oil Services – 0.2%
Transocean, Inc.	18,900	$1,220,184

Other Banks & Diversified Financials – 0.6%
DnB NOR A.S.A.	146,631	$2,043,808
Hachijuni Bank Ltd.	100,000	562,148

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
MasterCard, Inc., “A”	5,280	$1,591,075
Sapporo Hokuyo Holdings, Inc.	124,700	520,455

		$4,717,486

Pharmaceuticals – 3.7%
Abbott Laboratories	68,840	$3,622,361
Bayer AG	29,848	2,399,669
GlaxoSmithKline PLC	244,138	5,227,006
Johnson & Johnson (s)	82,690	5,500,539
Pfizer, Inc.	180,550	3,719,330
Roche Holding AG	20,961	3,507,836
Sanofi-Aventis	49,162	3,952,443
Santen, Inc.	29,200	1,186,995

		$29,116,179

Railroad & Shipping – 0.2%
Canadian National Railway Co.	19,190	$1,533,281

Real Estate – 0.3%
Deutsche Wohnen AG	85,059	$1,480,179
GSW Immobilien AG (a)	22,765	780,749

		$2,260,928

Restaurants – 0.2%
McDonald’s Corp.	14,670	$1,236,974

Specialty Chemicals – 0.2%
Shin-Etsu Chemical Co. Ltd.	34,100	$1,829,098

Specialty Stores – 0.1%
Esprit Holdings Ltd.	176,300	$549,184

Telecommunications – Wireless – 1.5%
KDDI Corp.	802	$5,770,471
Vodafone Group PLC	2,234,626	5,928,427

		$11,698,898

Telephone Services – 1.3%
AT&T, Inc.	137,260	$4,311,337
China Unicom Ltd.	576,000	1,166,376
Royal KPN N.V.	217,888	3,169,181
TDC A/S (a)	128,631	1,173,920
Telecom Italia S.p.A.	596,334	693,981

		$10,514,795

Tobacco – 1.6%
British American Tobacco PLC	70,996	$3,111,841
Japan Tobacco, Inc.	652	2,516,217
Philip Morris International, Inc. (s)	78,316	5,229,159
Reynolds American, Inc.	47,320	1,753,206

		$12,610,423

Trucking – 0.6%
Deutsche Post AG	74,860	$1,438,396
Yamato Holdings Co. Ltd.	200,300	3,146,083

		$4,584,479

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 0.3%
PG&E Corp.		52,200	$2,193,966

Total Common Stocks (Identified Cost, $251,876,410)			$269,420,482

BONDS – 57.5%
Aerospace – 0.2%
Bombardier, Inc., 7.75%, 2020 (n)		$1,170,000	$1,316,250

Asset-Backed & Securitized – 1.3%
Bayview Commercial Asset Trust, FRN, 1.699%, 2023 (z)	CAD	170,000	$153,819
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,479,018	1,569,301
Commercial Mortgage Asset Trust, FRN, 0.991%, 2032 (i)(z)		2,196,914	22,255
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		532,759	549,450
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		532,759	570,506
Commercial Mortgage Pass-Through Certificates, FRN, 0.377%, 2017 (n)		360,000	347,673
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043 (i)(z)		314,571	11
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		581,364	575,551
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049		1,230,759	1,307,099
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051		1,808,573	1,924,054
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050		310,000	338,151
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.019%, 2050		2,000,000	2,141,044
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051		620,000	659,108

			$10,158,022

Automotive – 0.2%
Ford Motor Credit Co. LLC, 7.8%, 2012		$1,300,000	$1,359,515

Building – 0.3%
Mohawk Industries, Inc., 6.875%, 2016		$1,145,000	$1,245,188
Owens Corning, Inc., 6.5%, 2016		1,080,000	1,175,129

			$2,420,317

Cable TV – 0.5%
Comcast Corp., 5.15%, 2020		$1,170,000	$1,259,728
Cox Communications, Inc., 9.375%, 2019 (n)		860,000	1,143,022
DIRECTV Holdings LLC, 5.2%, 2020		820,000	867,632
Time Warner Cable, Inc., 5%, 2020		1,020,000	1,059,723

			$4,330,105

Issuer	Shares/Par		Value ($)

BONDS – continued
Chemicals – 0.5%
Ashland, Inc., 9.125%, 2017		$1,310,000	$1,473,750
Dow Chemical Co., 8.55%, 2019		930,000	1,199,183
Nalco Co., 8.25%, 2017		870,000	950,475

			$3,623,408

Consumer Products – 0.1%
Whirlpool Corp., 8%, 2012		$970,000	$1,024,882

Containers – 0.1%
Crown Americas LLC, 7.625%, 2017		$870,000	$931,988

Emerging Market Quasi-Sovereign – 1.6%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$910,000	$978,250
Banco do Brasil S.A., 5.875%, 2022 (z)		2,445,000	2,418,105
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		269,000	264,293
BNDES Participacoes S.A., 6.5%, 2019 (n)		200,000	225,500
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)		419,000	408,211
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		224,000	212,816
Empresa Nacional del Petroleo, 6.25%, 2019		369,000	399,427
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (z)		902,000	905,972
Pemex Project Funding Master Trust, 5.75%, 2018		503,000	551,543
Petrobras International Finance Co., 7.875%, 2019		1,008,000	1,220,601
Petrobras International Finance Co., 5.375%, 2021		2,361,000	2,424,296
Petroleos Mexicanos, 6%, 2020		600,000	658,500
Petroleos Mexicanos, 5.5%, 2021		100,000	104,850
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		1,200,000	1,392,000
SCF Capital Ltd., 5.375%, 2017 (n)		758,000	758,985

			$12,923,349

Emerging Market Sovereign – 1.1%
Federative Republic of Brazil, 5.625%, 2041		$1,005,000	$1,032,638
Republic of Hungary, 6.375%, 2021		602,000	635,110
Republic of Indonesia, 4.875%, 2021 (z)		200,000	204,750
Republic of Peru, 7.35%, 2025		900,000	1,099,350
Republic of Philippines, 5.5%, 2026		1,000,000	1,026,250
Republic of Poland, 5.125%, 2021		43,000	44,451
Republic of South Africa, 8%, 2018	ZAR	24,720,000	3,586,370
Republic of South Africa, 5.5%, 2020		$400,000	437,000
Republic of South Africa, 6.25%, 2041		483,000	518,018

			$8,583,937

Energy – Independent – 0.1%
Anadarko Petroleum Corp., 6.2%, 2040		$435,000	$440,871

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Energy – Integrated – 0.2%
Hess Corp., 8.125%, 2019		$980,000	$1,239,990

Financial Institutions – 0.4%
General Electric Capital Corp., 4.625%, 2021		$900,000	$905,297
International Lease Finance Corp., 5.75%, 2016		974,000	959,114
SLM Corp., 6.25%, 2016		930,000	964,875

			$2,829,286

Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 5.375%, 2020		$1,310,000	$1,443,093
Kraft Foods, Inc., 6.125%, 2018		470,000	540,704
Kraft Foods, Inc., 6.5%, 2040		578,000	642,027
Miller Brewing Co., 5.5%, 2013 (n)		900,000	974,857
Tyson Foods, Inc., 6.85%, 2016		1,213,000	1,340,365

			$4,941,046

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$910,000	$1,022,090

Forest & Paper Products – 0.0%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$46,000	$46,880
Votorantim Participacoes S.A., 6.75%, 2021 (n)		300,000	318,000

			$364,880

Insurance – 0.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$1,210,000	$1,113,200
Unum Group, 7.125%, 2016		800,000	918,268
UnumProvident Corp., 6.85%, 2015 (n)		696,000	779,090

			$2,810,558

Insurance – Property & Casualty – 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$345,778
Chubb Corp., 6.375% to 2017, FRN to 2067		1,010,000	1,045,350
CNA Financial Corp., 5.875%, 2020		2,000,000	2,079,472
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		1,089,000	1,092,674
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,000,000	2,030,000

			$6,593,274

International Market Quasi-Sovereign – 0.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	803,000	$838,294
Eksportfinans A.S.A., 1.875%, 2013		$1,795,000	1,829,344

			$2,667,638

International Market Sovereign – 26.4%
Republic of Italy, 3.75%, 2021	EUR	4,340,000	$5,827,416
Commonwealth of Australia, 5.75%, 2021	AUD	4,187,000	4,672,286

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Federal Republic of Germany, 3.75%, 2013	EUR	3,515,000	$5,311,667
Federal Republic of Germany, 3.75%, 2015	EUR	6,651,000	10,221,713
Federal Republic of Germany, 4.25%, 2018	EUR	1,800,000	2,871,192
Federal Republic of Germany, 6.25%, 2030	EUR	2,623,000	5,118,316
Government of Canada, 4.5%, 2015	CAD	1,398,000	1,579,655
Government of Canada, 4.25%, 2018	CAD	13,427,000	15,275,832
Government of Japan, 1.3%, 2014	JPY	1,499,000,000	19,248,478
Government of Japan, 1.7%, 2017	JPY	1,694,000,000	22,427,335
Government of Japan, 1.1%, 2020	JPY	637,000,000	7,990,791
Government of Japan, 2.1%, 2024	JPY	883,000,000	11,795,412
Government of Japan, 2.2%, 2027	JPY	281,950,000	3,743,430
Government of Japan, 2.4%, 2037	JPY	173,000,000	2,318,662
Kingdom of Belgium, 5.5%, 2017	EUR	3,735,000	5,953,986
Kingdom of Spain, 4.6%, 2019	EUR	8,129,000	11,324,669
Kingdom of Sweden, 5%, 2020	SEK	15,005,000	2,774,283
Republic of Austria, 4.65%, 2018	EUR	2,325,000	3,687,180
Republic of Finland, 3.875%, 2017	EUR	3,683,000	5,644,051
Republic of France, 6%, 2025	EUR	2,479,000	4,467,768
Republic of France, 4.75%, 2035	EUR	2,781,000	4,386,952
Republic of Iceland, 4.875%, 2016 (z)		$1,518,000	1,505,747
Republic of Italy, 4.75%, 2013	EUR	6,421,000	9,578,648
Republic of Italy, 5.25%, 2017	EUR	8,501,000	12,994,652
United Kingdom Treasury, 8%, 2015	GBP	4,445,000	8,985,710
United Kingdom Treasury, 5%, 2018	GBP	3,321,000	6,086,215
United Kingdom Treasury, 8%, 2021	GBP	3,248,000	7,269,727
United Kingdom Treasury, 4.25%, 2027	GBP	2,149,000	3,491,911
United Kingdom Treasury, 4.25%, 2036	GBP	1,726,000	2,758,732

			$209,312,416

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.875%, 2017 (n)		$1,240,000	$1,364,000

Major Banks – 3.1%
ABN Amro Bank N.V., FRN, 2.042%, 2014 (n)		$1,400,000	$1,429,064
Bank of America Corp., 7.625%, 2019		1,725,000	1,998,226
BB&T Corp., 3.95%, 2016		1,820,000	1,904,641
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,500,000	1,447,500
Credit Suisse (USA), Inc., 6%, 2018		1,885,000	2,034,034
HSBC USA, Inc., 4.875%, 2020		1,870,000	1,841,079
ING Bank N.V., FRN, 1.651%, 2014 (z)		1,900,000	1,905,987
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)		2,230,000	2,224,541

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 4.25%, 2020	$1,760,000	$1,721,870
Macquarie Group Ltd., 6.25%, 2021 (n)	980,000	979,424
Morgan Stanley, 7.3%, 2019	1,772,000	2,009,494
PNC Financial Services Group, Inc., 5.125%, 2020	1,670,000	1,788,067
Royal Bank of Scotland PLC, 6.125%, 2021	1,710,000	1,752,945
Sumitomo Mitsui Banking, 3.1%, 2016 (n)	880,000	891,623
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	980,204

		$24,908,699

Metals & Mining – 0.7%
ArcelorMittal, 9.85%, 2019	$767,000	$972,350
ArcelorMittal, 5.25%, 2020	250,000	247,183
ArcelorMittal, 5.5%, 2021	970,000	971,514
Gold Fields Ltd., 4.875%, 2020 (n)	1,447,000	1,369,642
Southern Copper Corp., 6.75%, 2040	407,000	395,933
Teck Resources Ltd., 10.75%, 2019	827,000	1,045,121
Vale Overseas Ltd., 5.625%, 2019	149,000	159,022
Vale Overseas Ltd., 4.625%, 2020	410,000	407,761

		$5,568,526

Mortgage-Backed – 6.1%
Fannie Mae, 4.768%, 2012	$175,218	$180,106
Fannie Mae, 5.37%, 2013	139,059	144,432
Fannie Mae, 4.562%, 2014 - 2015	747,198	800,712
Fannie Mae, 4.609%, 2014	121,432	130,367
Fannie Mae, 4.777%, 2014	431,653	459,203
Fannie Mae, 4.78%, 2015	92,619	100,454
Fannie Mae, 4.815%, 2015	241,617	261,989
Fannie Mae, 4.856%, 2015	73,680	79,722
Fannie Mae, 4.997%, 2015	291,273	318,390
Fannie Mae, 5.465%, 2015	146,284	161,613
Fannie Mae, 5.5%, 2015 - 2037	1,544,293	1,674,761
Fannie Mae, 5.09%, 2016	99,000	108,003
Fannie Mae, 5.272%, 2016	557,202	613,907
Fannie Mae, 5.424%, 2016	98,421	108,707
Fannie Mae, 5.724%, 2016	693,402	769,628
Fannie Mae, 3.309%, 2017	1,691,231	1,719,833
Fannie Mae, 4.989%, 2017	39,582	42,862
Fannie Mae, 5.05%, 2017	490,724	535,496
Fannie Mae, 3.84%, 2018	498,418	517,042
Fannie Mae, 5.34%, 2018	611,528	679,180
Fannie Mae, 4.57%, 2019	243,133	258,522
Fannie Mae, 6.16%, 2019	68,999	77,411
Fannie Mae, 4.5%, 2023 - 2040	2,781,016	2,911,824
Fannie Mae, 5%, 2024 - 2040	8,232,340	8,788,139
Fannie Mae, 4%, 2025 - 2040	4,263,255	4,297,387
Fannie Mae, 6%, 2037 - 2038	2,171,241	2,387,698
Freddie Mac, 4.186%, 2019	650,000	677,245
Freddie Mac, 5.085%, 2019	30,000	32,057
Freddie Mac, 2.757%, 2020	336,067	338,466
Freddie Mac, 3.32%, 2020	1,872,454	1,926,463
Freddie Mac, 5%, 2022 - 2036	1,289,477	1,375,686
Freddie Mac, 4%, 2025	1,229,636	1,282,542
Freddie Mac, 5.5%, 2034 - 2037	526,481	572,513

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 2040	$9,272,099	$9,592,183
Freddie Mac, FRN, 3.882%, 2017	847,000	885,523
Ginnie Mae, 5%, 2040	683,501	741,741
Ginnie Mae, 4.5%, 2041	2,346,679	2,474,891

		$48,026,698

Oil Services – 0.1%
Transocean, Inc., 6.5%, 2020	$840,000	$939,321

Oils – 0.2%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,367,000	$1,409,719

Other Banks & Diversified Financials – 0.4%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,300,000	$1,253,533
Citigroup, Inc., 6.125%, 2018	1,775,000	1,954,683

		$3,208,216

Real Estate – 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,330,000	$1,436,931

Retailers – 0.2%
Home Depot, Inc., 5.95%, 2041	$869,000	$894,919
Limited Brands, Inc., 7%, 2020	870,000	915,675

		$1,810,594

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013	$490,000	$535,305

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$2,030,000	$2,214,972

Tobacco – 0.4%
Altria Group, Inc., 9.7%, 2018	$1,455,000	$1,912,046
Lorillard Tobacco Co., 6.875%, 2020	940,000	1,019,834

		$2,931,880

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$649,000	$720,942
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	131,000	129,036
Small Business Administration, 5.09%, 2025	41,329	44,488
Small Business Administration, 5.21%, 2026	1,399,104	1,509,361
Small Business Administration, 5.31%, 2027	321,288	350,482

		$2,754,309

U.S. Treasury Obligations – 9.5%
U.S. Treasury Bonds, 6.875%, 2025	$2,978,000	$4,003,549
U.S. Treasury Bonds, 5.25%, 2029	1,502,000	1,733,167
U.S. Treasury Bonds, 4.5%, 2039	1,077,000	1,101,233
U.S. Treasury Notes, 1.375%, 2013	4,724,000	4,801,521
U.S. Treasury Notes, 4.125%, 2015 (f)	641,000	711,259
U.S. Treasury Notes, 4.75%, 2017 (f)	11,810,000	13,583,342
U.S. Treasury Notes, 3.5%, 2020 (f)	29,207,000	30,491,524

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, TIPS, 1.25%, 2020 (f)	$17,571,980	$18,587,851

		$75,013,446

Utilities – Electric Power – 0.5%
Enel Finance International S.A., 6%, 2039 (n)	$894,000	$807,810
Progress Energy, Inc., 7.05%, 2019	1,350,000	1,619,415
TECO Energy, Inc., 6.572%, 2017	1,361,000	1,587,127

		$4,014,352

Total Bonds (Identified Cost, $443,740,632)		$455,030,790

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
PUT OPTIONS PURCHASED – 0.0%
FTSE MIB Index – September 2011 @ $17,500	50	$40,604
SPDR S&P 500 ETF Trust – September 2011 @ $115	2,000	134,000

Total Put Options Purchased (Identified Cost, $539,874)		$174,604

Issuer	Shares/Par
MONEY MARKET FUNDS (v) – 6.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	52,324,037	$52,324,037

Total Investments (Identified Cost, $748,480,953)		$776,949,913

OTHER ASSETS, LESS LIABILITIES – 1.8%		14,274,953

Net Assets – 100.0%		$791,224,866

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,791,095, representing 3.9% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2011, the value of securities pledged amounted to $349,421. At June 30, 2011, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco do Brasil S.A., 5.875%, 2022	5/19/11	$2,413,309	$2,418,105
Bayview Commercial Asset Trust, FRN, 1.699%, 2023	5/25/06	170,247	153,819
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11	409,567	408,211
Commercial Mortgage Asset Trust, FRN, 0.991%, 2032	8/25/03	31,716	22,255
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043	12/11/03	2,482	11
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	564,144	575,551
ING Bank N.V., FRN, 1.651%, 2014	6/01/11	1,900,000	1,905,987
OJSC Russian Agricultural Bank, FRN, 6%, 2021	5/26/11	902,000	905,972
Republic of Iceland, 4.875%, 2016	6/09/11	1,510,224	1,505,747
Republic of Indonesia, 4.875%, 2021	4/27/11	196,550	204,750
Total Restricted Securities			$8,100,408
% of Net Assets			1.0%

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

TWD	Taiwan Dollar

ZAR	South African Rand

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	165,000	7/12/11	$176,688	$176,814	$126
BUY	AUD	Deutsche Bank AG	431,000	7/12/11	456,135	461,859	5,724
BUY	AUD	JPMorgan Chase Bank N.A.	273,000	7/12/11	288,918	292,546	3,628
BUY	AUD	Westpac Banking Corp	1,264,826	7/12/11	1,318,429	1,355,386	36,957
SELL	AUD	Goldman Sachs International	266,459	8/09/11	288,881	284,528	4,353
SELL	AUD	JPMorgan Chase Bank N.A.	1,354,297	8/09/11	1,467,652	1,446,135	21,517
BUY	CAD	Barclays Bank PLC	336,000	7/12/11	343,627	348,324	4,697
BUY	CAD	Brown Brothers Harriman	355,000	7/12/11	363,315	368,020	4,705
BUY	CAD	Citibank N.A.	291,000	7/12/11	300,386	301,673	1,287
BUY	CAD	Goldman Sachs International	440,000	7/12/11	454,616	456,139	1,523
SELL	CAD	Goldman Sachs International	45,320,060	8/09/11	47,750,313	46,949,441	800,872

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	CHF	Barclays Bank PLC	341,000	7/12/11	$384,897	$405,606	$20,709
BUY	CHF	Credit Suisse Group	2,917,000	7/12/11	3,187,753	3,469,661	281,908
BUY	CNY	HSBC Bank	2,440,000	11/16/11	378,471	378,827	356
BUY	CZK	Barclays Bank PLC	1,298,000	7/12/11	76,092	77,394	1,302
BUY	CZK	Citibank N.A.	2,324,000	7/12/11	135,631	138,569	2,938
BUY	CZK	UBS AG	7,610,000	7/12/11	443,391	453,747	10,356
BUY	DKK	Credit Suisse Group	8,988,922	7/12/11	1,732,856	1,747,369	14,513
BUY	DKK	Goldman Sachs International	448,000	7/12/11	86,449	87,088	639
SELL	DKK	Goldman Sachs International	7,723,757	8/09/11	1,529,017	1,500,424	28,593
SELL	DKK	JPMorgan Chase Bank N.A.	421,471	8/09/11	83,607	81,875	1,732
BUY	EUR	Barclays Bank PLC	2,820,000	7/12/11	4,025,500	4,088,626	63,126
BUY	EUR	Brown Brothers Harriman	2,822,000	7/12/11	4,046,745	4,091,525	44,780
BUY	EUR	Citibank N.A.	1,795,000	7/12/11	2,571,475	2,602,512	31,037
BUY	EUR	Credit Suisse Group	2,167,000	7/12/11	3,097,193	3,141,862	44,669
BUY	EUR	Deutsche Bank AG	15,996,249	7/12/11	22,835,472	23,192,437	356,965
BUY	EUR	Goldman Sachs International	1,206,000	7/12/11	1,717,658	1,748,540	30,882
BUY	EUR	JPMorgan Chase Bank N.A.	1,534,000	7/12/11	2,204,107	2,224,096	19,989
BUY	EUR	Merrill Lynch International Bank	1,841,000	7/12/11	2,634,839	2,669,205	34,366
BUY	EUR	UBS AG	13,513,416	7/12/11-9/15/11	19,435,075	19,560,813	125,738
SELL	EUR	Citibank N.A.	2,234,000	7/12/11	3,277,888	3,239,003	38,885
SELL	EUR	Goldman Sachs International	58,291,168	8/09/11	85,719,278	84,448,501	1,270,777
SELL	EUR	UBS AG	1,322,174	7/12/11	1,954,319	1,916,977	37,342
BUY	GBP	JPMorgan Chase Bank N.A.	161,000	7/12/11	257,251	258,375	1,124
SELL	GBP	Barclays Bank PLC	2,991,784	7/12/11	4,860,034	4,801,255	58,779
SELL	GBP	Deutsche Bank AG	1,270,577	7/12/11	2,055,682	2,039,039	16,643
SELL	GBP	Goldman Sachs International	10,892,545	8/09/11	17,858,000	17,474,497	383,503
SELL	GBP	UBS AG	2,274,216	7/12/11	3,675,679	3,649,692	25,987
BUY	HUF	Barclays Bank PLC	115,482,000	7/12/11	616,857	629,603	12,746
BUY	HUF	HSBC Bank	184,266,000	7/12/11	987,016	1,004,610	17,594
BUY	IDR	HSBC Bank	9,098,244,000	7/26/11	1,051,699	1,057,616	5,917
BUY	JPY	Barclays Bank PLC	203,070,000	7/12/11	2,481,963	2,522,537	40,574
BUY	JPY	Brown Brothers Harriman	385,713,000	7/12/11	4,730,135	4,791,330	61,195
BUY	JPY	Citibank N.A.	326,894,000	7/12/11	3,996,500	4,060,680	64,180
BUY	JPY	Deutsche Bank AG	166,206,000	7/12/11	2,020,469	2,064,612	44,143
BUY	JPY	Goldman Sachs International	31,737,000	7/12/11	389,338	394,237	4,899
BUY	JPY	HSBC Bank	221,058,000	7/12/11	2,669,040	2,745,984	76,944
BUY	JPY	JPMorgan Chase Bank N.A.	49,952,000	7/12/11	613,664	620,505	6,841
BUY	JPY	Merrill Lynch International Bank	1,770,711,645	7/12/11	20,868,483	21,995,795	1,127,312
BUY	JPY	UBS AG	91,990,000	7/12/11	1,112,454	1,142,700	30,246
SELL	JPY	Brown Brothers Harriman	471,756,028	7/12/11	5,879,019	5,860,157	18,862
SELL	JPY	JPMorgan Chase Bank N.A.	818,517,862	8/09/11	10,238,000	10,169,045	68,955
BUY	KRW	Barclays Bank PLC	573,980,000	7/25/11	530,899	536,946	6,047
BUY	KRW	JPMorgan Chase Bank N.A.	4,824,770,000	7/25/11	4,428,426	4,513,465	85,039
BUY	MXN	Citibank N.A.	35,554,000	7/05/11-7/12/11	2,994,319	3,036,010	41,691
BUY	MXN	HSBC Bank	2,175,000	7/12/11	182,788	185,649	2,861
BUY	MXN	JPMorgan Chase Bank N.A.	1,952,000	7/12/11	165,476	166,615	1,139
BUY	MYR	Barclays Bank PLC	906,000	7/21/11	298,763	299,688	925
BUY	MYR	JPMorgan Chase Bank N.A.	2,412,000	7/21/11	796,434	797,846	1,412
BUY	NOK	Citibank N.A.	891,000	7/12/11	163,357	165,078	1,721
BUY	NOK	Deutsche Bank AG	19,398,000	7/12/11	3,527,615	3,593,913	66,298
BUY	NOK	Goldman Sachs International	871,000	7/12/11	158,302	161,372	3,070
BUY	NOK	JPMorgan Chase Bank N.A.	3,827,915	8/09/11	700,000	707,981	7,981
BUY	NZD	Barclays Bank PLC	458,000	7/12/11	356,035	379,273	23,238
BUY	NZD	Citibank N.A.	117,000	7/12/11	95,434	96,888	1,454

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	NZD	Goldman Sachs International	149,000	7/12/11	$118,212	$123,388	$5,176
BUY	NZD	JPMorgan Chase Bank N.A.	55,333,178	8/09/11	43,293,235	45,735,601	2,442,366
BUY	PHP	Deutsche Bank AG	11,781,000	7/05/11	271,827	271,858	31
BUY	PHP	JPMorgan Chase Bank N.A.	125,651,000	7/05/11	2,893,518	2,899,527	6,009
BUY	PLN	Barclays Bank PLC	8,088,000	7/05/11-10/03/11	2,912,043	2,935,667	23,624
BUY	SEK	Deutsche Bank AG	9,217,000	7/12/11	1,455,392	1,456,599	1,207
BUY	SEK	JPMorgan Chase Bank N.A.	843,000	7/12/11	132,652	133,223	571
SELL	SEK	Citibank N.A.	965,000	7/12/11	152,806	152,503	303
BUY	SGD	Barclays Bank PLC	529,000	7/12/11	428,243	430,678	2,435
BUY	SGD	Citibank N.A.	184,000	7/12/11	149,523	149,801	278
BUY	SGD	Credit Suisse Group	159,000	7/12/11	128,862	129,448	586
BUY	SGD	Deutsche Bank AG	1,525,500	7/12/11	1,209,749	1,241,965	32,216
BUY	SGD	Goldman Sachs International	207,000	7/12/11	166,035	168,526	2,491
BUY	SGD	HSBC Bank	1,525,500	7/12/11	1,210,004	1,241,965	31,961
BUY	SGD	JPMorgan Chase Bank N.A.	248,000	7/12/11	196,712	201,907	5,195
SELL	THB	HSBC Bank	3,200,000	7/25/11	104,849	104,051	798
SELL	THB	JPMorgan Chase Bank N.A.	39,285,000	7/05/11	1,287,189	1,279,101	8,088
BUY	TWD	Barclays Bank PLC	52,506,650	8/29/11	1,821,566	1,829,102	7,536
BUY	ZAR	Goldman Sachs International	1,018,000	9/12/11	147,140	149,057	1,917

							$8,229,099

Liability Derivatives
BUY	AUD	Barclays Bank PLC	1,015,000	7/12/11	$1,102,749	$1,087,673	$(15,076)
BUY	AUD	JPMorgan Chase Bank N.A.	774,404	8/09/11	829,000	826,919	(2,081)
SELL	AUD	Barclays Bank PLC	1,008,593	7/12/11	1,066,000	1,080,807	(14,807)
SELL	AUD	Citibank N.A.	1,050,490	7/12/11	1,102,907	1,125,704	(22,797)
SELL	AUD	JPMorgan Chase Bank N.A.	2,984,181	8/09/11	3,141,000	3,186,546	(45,546)
BUY	CAD	Barclays Bank PLC	1,267,000	7/12/11	1,330,140	1,313,472	(16,668)
BUY	CAD	Brown Brothers Harriman	532,000	7/12/11	552,325	551,513	(812)
BUY	CAD	Deutsche Bank AG	316,000	7/12/11	329,272	327,590	(1,682)
BUY	CAD	HSBC Bank	797,000	7/12/11	831,560	826,233	(5,327)
SELL	CAD	Barclays Bank PLC	845,000	7/12/11	861,691	875,993	(14,302)
SELL	CAD	Citibank N.A.	2,232,219	7/12/11	2,283,353	2,314,094	(30,741)
SELL	CAD	Goldman Sachs International	15,299,067	7/12/11-8/09/11	15,768,063	15,851,642	(83,579)
SELL	CAD	UBS AG	1,191,000	7/12/11	1,231,644	1,234,684	(3,040)
BUY	CHF	Barclays Bank PLC	128,000	7/12/11	152,587	152,251	(336)
SELL	CHF	Goldman Sachs International	14,658,412	8/09/11	16,963,895	17,438,476	(474,581)
SELL	CHF	JPMorgan Chase Bank N.A.	22,846,724	8/09/11	26,425,840	27,179,755	(753,915)
BUY	CNY	Barclays Bank PLC	1,581,000	10/25/11	245,383	245,195	(188)
BUY	CNY	Deutsche Bank AG	23,285,000	10/21/11-11/16/11	3,633,079	3,611,874	(21,205)
BUY	DKK	Brown Brothers Harriman	489,000	7/12/11	97,320	95,058	(2,262)
BUY	DKK	Credit Suisse Group	764,000	7/12/11	148,605	148,515	(90)
BUY	EUR	Barclays Bank PLC	359,000	7/12/11	523,345	520,502	(2,843)
BUY	EUR	Brown Brothers Harriman	2,397,000	7/12/11	3,519,333	3,475,332	(44,001)
BUY	EUR	Citibank N.A.	323,000	7/12/11	477,766	468,307	(9,459)
BUY	EUR	Credit Suisse Group	737,000	7/12/11	1,072,409	1,068,552	(3,857)
BUY	EUR	Goldman Sachs International	2,100,000	7/12/11	3,070,416	3,044,721	(25,695)
BUY	EUR	HSBC Bank	651,000	7/12/11	960,824	943,864	(16,960)
BUY	EUR	UBS AG	301,000	7/12/11	437,498	436,410	(1,088)
SELL	EUR	Barclays Bank PLC	2,803,719	7/12/11	4,008,546	4,065,020	(56,474)
SELL	EUR	Citibank N.A.	7,222,934	7/12/11	10,348,794	10,472,296	(123,502)
SELL	EUR	Credit Suisse Group	718,846	7/12/11	1,015,652	1,042,231	(26,579)
SELL	EUR	Goldman Sachs International	5,099,722	7/12/11-8/09/11	7,341,877	7,388,264	(46,387)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Morgan Stanley Capital Services, Inc.	172,000	7/12/11	$247,661	$249,377	$(1,716)
SELL	EUR	UBS AG	6,159,148	7/12/11	8,830,212	8,929,947	(99,735)
BUY	GBP	Barclays Bank PLC	1,784,359	7/12/11	2,909,700	2,863,562	(46,138)
BUY	GBP	Brown Brothers Harriman	705,000	7/12/11	1,150,409	1,131,393	(19,016)
BUY	GBP	Credit Suisse Group	84,000	7/12/11	136,317	134,804	(1,513)
BUY	GBP	Deutsche Bank AG	772,359	7/12/11	1,260,128	1,239,491	(20,637)
BUY	GBP	Goldman Sachs International	19,668,707	7/12/11-8/09/11	32,407,400	31,553,931	(853,469)
BUY	GBP	JPMorgan Chase Bank N.A.	7,220,119	7/12/11-8/09/11	12,030,641	11,583,236	(447,405)
BUY	GBP	Royal Bank of Scotland Group PLC	95,000	7/12/11	155,513	152,457	(3,056)
BUY	HUF	Barclays Bank PLC	128,134,000	7/12/11	699,730	698,581	(1,149)
SELL	HUF	Barclays Bank PLC	166,107,000	7/12/11	856,389	905,609	(49,220)
SELL	HUF	Citibank N.A.	166,449,000	7/12/11	858,187	907,473	(49,286)
BUY	IDR	Barclays Bank PLC	1,212,787,000	7/26/11	141,334	140,979	(355)
BUY	IDR	JPMorgan Chase Bank N.A.	749,023,000	7/26/11	87,503	87,070	(433)
BUY	IDR	Merrill Lynch International Bank	9,143,082,000	9/06/11	1,066,497	1,055,783	(10,714)
BUY	JPY	Barclays Bank PLC	29,836,000	7/12/11	372,391	370,624	(1,767)
BUY	JPY	Brown Brothers Harriman	46,780,000	7/12/11	583,879	581,101	(2,778)
BUY	JPY	Citibank N.A.	59,341,000	7/12/11	740,622	737,134	(3,488)
BUY	JPY	Deutsche Bank AG	35,832,000	7/12/11	446,530	445,106	(1,424)
BUY	JPY	Goldman Sachs International	142,114,000	7/12/11	1,772,683	1,765,342	(7,341)
BUY	JPY	JPMorgan Chase Bank N.A.	22,045,000	7/12/11	275,342	273,843	(1,499)
BUY	JPY	UBS AG	45,025,000	7/12/11	560,846	559,301	(1,545)
SELL	JPY	Barclays Bank PLC	386,845,118	7/12/11	4,684,682	4,805,394	(120,712)
SELL	JPY	Citibank N.A.	42,523,000	7/12/11	525,800	528,221	(2,421)
SELL	JPY	Credit Suisse Group	106,983,136	7/12/11	1,319,776	1,328,946	(9,170)
SELL	JPY	Goldman Sachs International	26,230,000	7/12/11	325,330	325,829	(499)
SELL	JPY	JPMorgan Chase Bank N.A.	8,828,692,720	8/09/11	109,020,230	109,685,295	(665,065)
SELL	JPY	UBS AG	302,897,646	7/12/11	3,571,895	3,762,597	(190,702)
SELL	KRW	JPMorgan Chase Bank N.A.	3,979,570,400	7/25/11	3,652,758	3,722,799	(70,041)
BUY	MXN	Barclays Bank PLC	1,280,000	7/12/11	109,493	109,256	(237)
SELL	MXN	Citibank N.A.	24,240,000	7/05/11	2,058,613	2,070,290	(11,677)
BUY	MYR	Barclays Bank PLC	414,000	7/21/11	137,154	136,944	(210)
BUY	MYR	Credit Suisse Group	467,860	8/05/11	157,000	154,585	(2,415)
BUY	MYR	JPMorgan Chase Bank N.A.	4,774,489	7/21/11-8/08/11	1,583,807	1,579,191	(4,616)
BUY	MYR	Morgan Stanley Capital Services, Inc.	271,408	8/08/11	91,000	89,656	(1,344)
BUY	NOK	Citibank N.A.	687,000	7/12/11	130,423	127,282	(3,141)
BUY	NOK	Goldman Sachs International	683,000	7/12/11	126,854	126,541	(313)
BUY	NOK	JPMorgan Chase Bank N.A.	124,832,629	8/09/11	23,616,043	23,088,058	(527,985)
SELL	NOK	Deutsche Bank AG	5,516,000	7/12/11	997,198	1,021,962	(24,764)
SELL	NZD	Barclays Bank PLC	81,000	7/12/11	65,836	67,077	(1,241)
SELL	NZD	JPMorgan Chase Bank N.A.	15,446,690	8/09/11	12,406,009	12,767,451	(361,442)
SELL	PLN	Barclays Bank PLC	4,044,000	7/05/11	1,463,626	1,474,405	(10,779)
BUY	SEK	Citibank N.A.	6,959,000	7/12/11	1,146,379	1,099,758	(46,621)
BUY	SEK	Credit Suisse Group	2,428,012	7/12/11	389,048	383,708	(5,340)
BUY	SEK	JPMorgan Chase Bank N.A.	140,858,018	8/09/11	23,156,420	22,224,385	(932,035)
BUY	SEK	UBS AG	2,683,000	7/12/11	439,634	424,005	(15,629)
SELL	SEK	Citibank N.A.	4,810,942	7/12/11	750,154	760,293	(10,139)
SELL	SEK	Deutsche Bank AG	15,547,000	7/12/11	2,409,640	2,456,954	(47,314)
BUY	SGD	Barclays Bank PLC	774,500	8/05/11	631,781	630,557	(1,224)
BUY	SGD	JPMorgan Chase Bank N.A.	774,500	8/05/11	631,788	630,556	(1,232)
BUY	THB	HSBC Bank	33,307,000	7/25/11	1,112,778	1,083,018	(29,760)
BUY	THB	JPMorgan Chase Bank N.A.	39,285,000	7/05/11	1,300,166	1,279,102	(21,064)
SELL	ZAR	Citibank N.A.	8,435,693	9/12/11	1,234,243	1,235,159	(916)
SELL	ZAR	Deutsche Bank AG	8,435,693	9/12/11	1,233,896	1,235,158	(1,262)

							$(6,610,874)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Short)	BRL	119	$4,815,739	August - 2011	$24,802
CAC 40 Index (Long)	EUR	290	16,735,525	July - 2011	640,398
DAX Index (Long)	EUR	121	32,424,313	September - 2011	920,782
FTSE 100 Index (Long)	GBP	306	28,988,062	September - 2011	669,629
FTSE MIB Index (Long)	EUR	195	28,579,078	September - 2011	59,875
IBEX 35 Index (Long)	EUR	99	14,748,414	July - 2011	499,029
KOSPI Index (Long)	KRW	122	15,942,043	September - 2011	55,212
MSCI Taiwan Index (Long)	USD	238	7,099,753	July - 2011	189,240
S&P 500 E-Mini Index (Long)	USD	425	27,954,375	September - 2011	1,097,342
TURKDEK ISE 30 Index (Long)	TRY	1,186	5,690,681	August - 2011	104,197

					$4,260,506
Interest Rate Futures
German Euro Bund (Short)	EUR	56	$10,190,028	September - 2011	$7,040
U.S. Treasury Note 10 yr (Long)	USD	495	60,552,422	September - 2011	239,158
UK Long Gilt Bond (Short)	GBP	21	4,049,532	September - 2011	14,178

					260,376

					$4,520,882

Liability Derivatives
Equity Futures
AEX Index (Short)	EUR	60	$5,912,260	July - 2011	$(60,307)
Australian SPI 200 Index (Short)	AUD	292	36,118,748	September - 2011	(714,470)
FTSE JSE Top 40 Index (Short)	ZAR	23	970,641	September - 2011	(17,144)
Hang Seng China ENT Index (Short)	HKD	37	3,028,085	July - 2011	(99,638)
Hand Seng Index (Short)	HKD	45	6,532,805	July - 2011	(207,094)
Mex Bolsa Index (Short)	MXN	590	18,584,609	September - 2011	(785,061)
NIKKEI 225 Index (Short)	JPY	37	4,534,075	September - 2011	(225,843)
OMX 30 Index (Short)	SEK	311	5,482,277	July - 2011	(70,563)
S&P TSE 60 Index (Short)	CAD	221	34,931,038	September - 2011	(714,471)
SGX CNX Nifty Index (Short)	USD	1656	18,762,210	July - 2011	(645,700)
SGX MSCI Singapore Index (Short)	SGD	104	6,103,407	July - 2011	(146,460)

					(3,686,751)
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	24	$2,730,038	September - 2011	$(9,390)
Govt Of Canada Bond 10 yr (Short)	CAD	596	76,621,950	September - 2011	(64,559)
Japan Govt Bond 10 yr (Short)	JPY	5	8,759,704	September - 2011	(16,862)

					(90,811)

					$(3,777,562)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $696,156,916)	$724,625,876
Underlying affiliated funds, at cost and value	52,324,037
Total investments, at value (identified cost, $748,480,953)	$776,949,913
Restricted cash	1,839,151
Foreign currency, at value (identified cost, $102,654)	103,237
Receivables for
Forward foreign currency exchange contracts	8,229,099
Daily variation margin on open futures contracts	592,842
Investments sold	5,044,594
Fund shares sold	2,052,484
Interest and dividends	5,812,349
Other assets	6,200
Total assets		$800,629,869
Liabilities
Payables for
Forward foreign currency exchange contracts	$6,610,874
Investments purchased	2,578,661
Fund shares reacquired	63,038
Payable to affiliates
Investment adviser	31,540
Shareholder servicing costs	451
Distribution and/or service fees	9,583
Payable for Trustees’ compensation	7,307
Accrued expenses and other liabilities	103,549
Total liabilities		$9,405,003
Net assets		$791,224,866
Net assets consist of
Paid-in capital	$751,671,682
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	30,894,520
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,027,324
Undistributed net investment income	7,631,340
Net assets		$791,224,866
Shares of beneficial interest outstanding		53,705,564

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$84,869,310	5,706,924	$14.87
Service Class	706,355,556	47,998,640	14.72

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$6,511,990
Dividends	4,148,175
Dividends from underlying affiliated funds	40,226
Foreign taxes withheld	(270,925)
Total investment income		$10,429,466
Expenses
Management fee	$2,230,085
Distribution and/or service fees	677,670
Shareholder servicing costs	35,110
Administrative services fee	104,126
Trustees’ compensation	27,469
Custodian fee	84,490
Shareholder communications	7,163
Auditing fees	28,752
Legal fees	3,766
Miscellaneous	24,665
Total expenses		$3,223,296
Fees paid indirectly	(48)
Net expenses		$3,223,248
Net investment income		$7,206,218
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$380,407
Futures contracts	2,630,061
Foreign currency transactions	(4,367,459)
Net realized gain (loss) on investments and foreign currency transactions		$(1,356,991)
Change in unrealized appreciation (depreciation)
Investments	$19,699,533
Futures contracts	2,243,186
Translation of assets and liabilities in foreign currencies	(833,389)
Net unrealized gain (loss) on investments and foreign currency translation		$21,109,330
Net realized and unrealized gain (loss) on investments and foreign currency		$19,752,339
Change in net assets from operations		$26,958,557

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$7,206,218		$4,046,543
Net realized gain (loss) on investments and foreign currency transactions	(1,356,991)		1,426,246
Net unrealized gain (loss) on investments and foreign currency translation	21,109,330		13,269,644
Change in net assets from operations	$26,958,557		$18,742,433
Distributions declared to shareholders
From net investment income	$—		$(1,262,023)
Change in net assets from fund share transactions	$276,811,882		$365,866,407
Total change in net assets	$303,770,439		$383,346,817
Net assets
At beginning of period	487,454,427		104,107,610
At end of period (including undistributed net investment income of $7,631,340 and $425,122, respectively)	$791,224,866		$487,454,427

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$14.20		$13.56	$12.89	$17.59	$18.11	$16.66
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.24	$0.27	$0.37	$0.40	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		0.51	1.44	(2.68)	1.13	2.38
Total from investment operations	$0.67		$0.75	$1.71	$(2.31)	$1.53	$2.79
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(1.04)	$(0.86)	$(0.40)	$(0.16)
From net realized gain on investments	—		—	—	(1.53)	(1.65)	(1.18)
Total distributions declared to shareholders	$—		$(0.11)	$(1.04)	$(2.39)	$(2.05)	$(1.34)
Net asset value, end of period	$14.87		$14.20	$13.56	$12.89	$17.59	$18.11
Total return (%) (k)(s)	4.72	(n)	5.53	15.16	(15.42)	8.87	17.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.93	1.06	0.98	0.95	0.93
Expenses after expense reductions (f)	0.81	(a)	0.90	0.90	0.90	0.93	N/A
Net investment income	2.46	(a)(l)	1.76	2.17	2.48	2.24	2.41
Portfolio turnover	20		73	66	75	78	76
Net assets at end of period (000 omitted)	$84,869		$87,137	$92,880	$93,254	$145,113	$161,209

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$14.07		$13.46	$12.79	$17.46	$17.99	$16.56
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.20	$0.24	$0.34	$0.35	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		0.51	1.42	(2.66)	1.13	2.36
Total from investment operations	$0.65		$0.71	$1.66	$(2.32)	$1.48	$2.73
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.99)	$(0.82)	$(0.36)	$(0.12)
From net realized gain on investments	—		—	—	(1.53)	(1.65)	(1.18)
Total distributions declared to shareholders	$—		$(0.10)	$(0.99)	$(2.35)	$(2.01)	$(1.30)
Net asset value, end of period	$14.72		$14.07	$13.46	$12.79	$17.46	$17.99
Total return (%) (k)(s)	4.62	(n)	5.31	14.78	(15.59)	8.62	16.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.18	1.31	1.23	1.20	1.18
Expenses after expense reductions (f)	1.06	(a)	1.15	1.15	1.15	1.18	N/A
Net investment income	2.27	(a)(l)	1.48	1.92	2.25	1.99	2.15
Portfolio turnover	20		73	66	75	78	76
Net assets at end of period (000 omitted)	$706,356		$400,318	$11,228	$12,451	$20,109	$18,637

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund does invest in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$122,815,065	$—	$—	$122,815,065
United Kingdom	40,259,596	—	—	40,259,596
Japan	1,280,388	33,837,070	—	35,117,458
Switzerland	18,635,266	—	—	18,635,266
France	11,680,266	—	—	11,680,266
Netherlands	11,002,495	—	—	11,002,495
Germany	10,130,403	—	—	10,130,403
Taiwan	2,566,992	1,419,660	—	3,986,652
Canada	2,588,717	—	—	2,588,717
Other Countries	9,307,796	4,071,372	—	13,379,168
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	77,767,755	—	77,767,755
Non-U.S. Sovereign Debt	—	232,581,368	—	232,581,368
Corporate Bonds	—	56,061,085	—	56,061,085
Residential Mortgage-Backed Securities	—	48,026,698	—	48,026,698
Commercial Mortgage-Backed Securities	—	9,582,470	—	9,582,470
Asset-Backed Securities (including CDOs)	—	575,551	—	575,551
Foreign Bonds	—	30,435,863	—	30,435,863
Mutual Funds	52,324,037	—	—	52,324,037
Total Investments	$282,591,021	$494,358,892	$—	$776,949,913

Other Financial Instruments
Futures	$743,320	$—	$—	$743,320
Forward Foreign Currency Exchange Contracts	—	1,618,225	—	1,618,225

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to asset classes, markets, and currencies based on the adviser’s assessment of the relative attractiveness of such asset classes, markets, and currencies. Derivatives are used to increase or decrease the fund’s exposure to asset classes, markets or currencies resulting from the fund’s individual security selections, and to expose the fund to asset classes, markets, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$260,376	$(90,811)
Foreign Exchange	Forward Foreign Currency Exchange	8,229,099	(6,610,874)
Equity	Equity Futures	4,260,506	(3,686,751)
Equity	Purchased Equity Options	174,604	—
Total		$12,924,585	$(10,388,436)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$276,576	$—	$—
Foreign Exchange	—	(4,699,397)	—
Equity	2,353,485	—	(380,353)
Total	$2,630,061	$(4,699,397)	$(380,353)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$1,186,029	$—	$—
Foreign Exchange	—	(879,166)	—
Equity	1,057,157	—	(352,625)
Total	$2,243,186	$(879,166)	$(352,625)

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2011, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$1,262,023

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$751,242,084
Gross appreciation	33,581,930
Gross depreciation	(7,874,101)
Net unrealized appreciation (depreciation)	$25,707,829
As of 12/31/10
Undistributed ordinary income	10,915,280
Undistributed long-term capital gain	165,604
Other temporary differences	(5,533,864)
Net unrealized appreciation (depreciation)	7,047,607

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$701,290
Service Class	—	560,733
Total	$—	$1,262,023

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $35,106, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $4.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0332% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,391 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$104,877,329	$47,835,988
Investments (non-U.S. Government securities)	$288,876,570	$69,096,592

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	51,658	$757,639	160,971	$2,205,593
Service Class	19,668,298	284,727,357	27,670,459	376,359,508
	19,719,956	$285,484,996	27,831,430	$378,565,101
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	51,377	$701,290
Service Class	—	—	41,383	560,733
	—	$—	92,760	$1,262,023
Shares reacquired
Initial Class	(479,566)	$(7,000,973)	(927,827)	$(12,618,417)
Service Class	(115,513)	(1,672,141)	(99,957)	(1,342,300)
	(595,079)	$(8,673,114)	(1,027,784)	$(13,960,717)
Net change
Initial Class	(427,908)	$(6,243,334)	(715,479)	$(9,711,534)
Service Class	19,552,785	283,055,216	27,611,885	375,577,941
	19,124,877	$276,811,882	26,896,406	$365,866,407

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $2,217 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,691,815	178,127,429	(177,495,207)	52,324,037

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,226	$52,324,037

MFS Global Tactical Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

NWD-SEM

MFS® NEW DISCOVERY PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
QuinStreet, Inc.	1.9%
LinkedIn Corp., “A”	1.8%
P.F. Chang’s China Bistro, Inc.	1.8%
Polypore International, Inc.	1.7%
F5 Networks, Inc.	1.6%
WebMD Health Corp.	1.6%
Brookdale Senior Living, Inc.	1.6%
Green Mountain Coffee Roasters, Inc.	1.5%
Cabot Oil & Gas Corp.	1.5%
SuccessFactors, Inc.	1.4%

Equity sectors
Technology	33.9%
Health Care	12.4%
Industrial Goods & Services	7.9%
Energy	7.3%
Special Products & Services	6.5%
Financial Services	6.0%
Retailing	5.8%
Autos & Housing	5.4%
Leisure	4.9%
Transportation	4.9%
Basic Materials	3.1%
Consumer Staples	2.0%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.95%	$1,000.00	$1,105.74	$4.96
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,104.25	$6.26
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.1%
Aerospace – 0.4%
HEICO Corp.	13,740	$752,128

Airlines – 2.6%
Allegiant Travel Co. (a)	32,160	$1,591,920
Spirit Airlines, Inc. (a)	174,390	2,090,936
United Continental Holdings, Inc. (a)	61,830	1,399,213

		$5,082,069

Apparel Manufacturers – 1.1%
Arezzo Industria e Comercio S.A. (a)	117,070	$1,639,048
Phillips-Van Heusen Corp.	6,800	445,196

		$2,084,244

Biotechnology – 0.9%
Alimera Sciences, Inc. (a)	20,260	$165,119
Anacor Pharmaceuticals, Inc. (a)	94,860	612,796
Pacific Biosciences of California, Inc. (a)	38,270	447,759
SEQUENOM, Inc. (a)	77,090	582,030

		$1,807,704

Broadcasting – 1.9%
QuinStreet, Inc. (a)	291,290	$3,780,944

Business Services – 4.8%
Calix, Inc. (a)	68,010	$1,415,968
Concur Technologies, Inc. (a)	29,880	1,496,092
Constant Contact, Inc. (a)	43,560	1,105,553
FleetCor Technologies, Inc. (a)	79,670	2,361,419
Jones Lang LaSalle, Inc.	15,410	1,453,163
LPS Brasil – Consultoria de Imoveis S.A.	22,400	545,414
Ultimate Software Group, Inc. (a)	18,600	1,012,398

		$9,390,007

Computer Software – 6.1%
Ariba, Inc. (a)	45,260	$1,560,112
Check Point Software Technologies Ltd. (a)	26,340	1,497,429
CommVault Systems, Inc. (a)	24,720	1,098,804
Nuance Communications, Inc. (a)	63,155	1,355,938
Red Hat, Inc. (a)	37,370	1,715,283
SolarWinds, Inc. (a)	71,970	1,881,296
SuccessFactors, Inc. (a)	96,140	2,826,516

		$11,935,378

Computer Software – Systems – 10.0%
Active Network, Inc. (a)	91,470	$1,609,872
BroadSoft, Inc. (a)	31,260	1,191,944
Cornerstone OnDemand, Inc. (a)	55,220	974,633
DemandTec, Inc. (a)	90,700	825,370
Fusion-io, Inc. (a)	42,316	1,273,288
IntraLinks Holdings, Inc. (a)	89,700	1,550,016
MICROS Systems, Inc. (a)	19,880	988,235
National Instruments Corp.	73,185	2,172,863
PROS Holdings, Inc. (a)	120,110	2,100,724
Qlik Technologies, Inc. (a)	64,960	2,212,538

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
SciQuest, Inc. (a)	102,180	$1,746,256
ServiceSource International, Inc. (a)	58,020	1,289,204
Velti PLC (a)	59,580	1,007,498
Verifone Systems, Inc. (a)	11,510	510,469

		$19,452,910

Construction – 4.6%
Beacon Roofing Supply, Inc. (a)	102,570	$2,340,647
Eagle Materials, Inc.	77,140	2,149,892
NVR, Inc. (a)	3,190	2,314,281
Owens Corning (a)	56,900	2,125,215

		$8,930,035

Consumer Products – 0.5%
L’Occitane International S.A.	355,500	$950,229

Consumer Services – 1.7%
Anhanguera Educacional Participacoes S.A.	39,100	$832,283
HomeAway, Inc. (a)	64,190	2,484,153

		$3,316,436

Electrical Equipment – 1.5%
Acuity Brands, Inc.	25,020	$1,395,616
MSC Industrial Direct Co., Inc., “A”	7,140	473,453
Sensata Technologies Holding B.V. (a)	27,010	1,016,927

		$2,885,996

Electronics – 7.8%
Aeroflex Holding Corp. (a)	70,080	$1,271,952
DynaVox, Inc., “A” (a)	121,650	924,540
Entegris, Inc. (a)	98,950	1,001,374
Fabrinet (a)	101,620	2,467,334
Hittite Microwave Corp. (a)	37,380	2,314,196
Inphi Corp. (a)	56,900	990,060
Monolithic Power Systems, Inc. (a)	101,400	1,563,588
Semtech Corp. (a)	55,900	1,528,306
Stratasys, Inc. (a)	31,300	1,054,810
Veeco Instruments, Inc. (a)(l)	41,620	2,014,824

		$15,130,984

Energy – Independent – 6.1%
Brigham Exploration Co. (a)	72,880	$2,181,298
Cabot Oil & Gas Corp.	43,630	2,893,105
Energy XXI (Bermuda) Ltd. (a)	56,592	1,879,986
Oasis Petroleum LLC (a)	73,720	2,188,010
Petrohawk Energy Corp. (a)	112,600	2,777,842

		$11,920,241

Food & Beverages – 1.5%
Green Mountain Coffee Roasters, Inc. (a)	33,260	$2,968,788

Forest & Paper Products – 0.7%
Universal Forest Products, Inc.	60,820	$1,457,247

4

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Furniture & Appliances – 0.8%
SodaStream International Ltd. (a)	26,450	$1,608,425

Gaming & Lodging – 0.7%
Morgans Hotel Group Co. (a)	186,710	$1,342,445

General Merchandise – 0.6%
Lojas Renner S.A.	29,900	$1,139,942

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	28,100	$468,138

Insurance – 1.3%
Brazil Insurance Participacoes e Administracao S.A.	2,000	$2,498,959

Internet – 6.4%
Demand Media, Inc. (a)	53,050	$718,828
LinkedIn Corp., “A” (a)(l)	38,730	3,489,186
LogMeIn, Inc. (a)	23,320	899,452
OpenTable, Inc. (a)	32,650	2,713,868
Shutterfly, Inc. (a)	8,830	507,019
TechTarget, Inc. (a)	136,700	1,034,819
WebMD Health Corp. (a)	66,880	3,048,390

		$12,411,562

Machinery & Tools – 6.0%
Douglas Dynamics, Inc.	40,700	$642,653
Finning International, Inc.	63,230	1,875,036
Herman Miller, Inc.	71,490	1,945,958
Joy Global, Inc.	10,870	1,035,259
Polypore International, Inc. (a)	47,490	3,221,722
Thermon Group Holdings, Inc. (a)	96,920	1,163,040
United Rentals, Inc. (a)	48,440	1,230,376
WABCO Holdings, Inc. (a)	7,120	491,707

		$11,605,751

Medical & Health Technology & Services – 5.1%
Allscripts Healthcare Solutions, Inc. (a)	68,350	$1,327,357
Brookdale Senior Living, Inc. (a)	125,700	3,048,225
Cerner Corp. (a)	31,880	1,948,187
Health Management Associates, Inc., “A” (a)	140,670	1,516,423
IPC The Hospitalist Co., Inc. (a)	15,320	710,082
LifePoint Hospitals, Inc. (a)	33,650	1,315,042

		$9,865,316

Medical Equipment – 6.2%
DexCom, Inc. (a)	71,290	$1,032,992
Heartware International, Inc. (a)	13,510	1,000,821
IMRIS, Inc. (a)	62,510	426,943
Masimo Corp.	82,570	2,450,678
NxStage Medical, Inc. (a)	111,460	2,320,597
Thoratec Corp. (a)	61,130	2,006,287
Uroplasty, Inc. (a)	135,600	1,017,000
Volcano Corp. (a)	54,170	1,749,149

		$12,004,467

Metals & Mining – 0.8%
Globe Specialty Metals, Inc.	22,500	$504,450

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – continued
Molycorp, Inc. (a)	18,430	$1,125,336

		$1,629,786

Network & Telecom – 3.6%
Acme Packet, Inc. (a)	7,600	$532,988
Ciena Corp. (a)	39,710	729,870
F5 Networks, Inc. (a)	28,050	3,092,513
Finisar Corp. (a)	62,940	1,134,808
Polycom, Inc. (a)	24,320	1,563,776

		$7,053,955

Oil Services – 1.2%
Dresser-Rand Group, Inc. (a)	44,680	$2,401,550

Other Banks & Diversified Financials – 4.6%
Air Lease Corp. (a)	51,600	$1,253,364
BankUnited, Inc.	48,560	1,288,782
First Interstate BancSystem, Inc.	96,270	1,419,020
First Republic Bank (a)	14,570	470,320
Metro Bancorp, Inc. (a)	90,380	1,032,140
PacWest Bancorp	65,150	1,340,136
Wintrust Financial Corp.	38,000	1,222,840
Zipcar, Inc. (a)	49,150	1,003,152

		$9,029,754

Precious Metals & Minerals – 0.9%
Stillwater Mining Co. (a)	75,460	$1,660,875

Real Estate – 0.1%
Chesapeake Lodging Trust, REIT	16,930	$288,826

Restaurants – 2.3%
Arcos Dorados Holdings, Inc.	48,990	$1,033,199
P.F. Chang’s China Bistro, Inc.	86,090	3,464,262

		$4,497,461

Specialty Chemicals – 0.7%
KiOR, Inc. “A” (a)	29,380	$445,107
Rockwood Holdings, Inc. (a)	18,110	1,001,302

		$1,446,409

Specialty Stores – 4.1%
Citi Trends, Inc. (a)	135,880	$2,049,070
Ethan Allen Interiors, Inc.	64,030	1,363,199
Monro Muffler Brake, Inc.	53,250	1,985,693
Urban Outfitters, Inc. (a)	92,310	2,598,515

		$7,996,477

Trucking – 2.3%
Atlas Air Worldwide Holdings, Inc. (a)	28,880	$1,718,649
Landstar System, Inc.	21,220	986,306
Swift Transportation Co. (a)	126,650	1,716,108

		$4,421,063

Total Common Stocks (Identified Cost, $181,538,264)		$195,216,501

5

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $70,840) (a)(z)	$ 6.57	5/08/07	50,440	$0

RIGHTS – 0.0%
Business Services – 0.0%
LPS Brasil Consultoria de Imoveis S.A. (1 share for 1 right) (Identified Cost, $0) (a)	BRL 39.43	6/30/11	270	$0

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	1,051,895	$1,051,895

COLLATERAL FOR SECURITIES LOANED – 2.1%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	3,995,748	$3,995,748

Total Investments (Identified Cost, $186,656,747)		$200,264,144

OTHER ASSETS, LESS LIABILITIES – (2.7)%		(5,233,766)

Net Assets – 100.0%		$195,030,378

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrant)	4/18/07	$70,840	$0
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See Notes to Financial Statements

6

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $185,604,852)	$199,212,249
Underlying affiliated funds, at cost and value	1,051,895
Total investments, at value, including $4,017,817 of securities on loan (identified cost, $186,656,747)	$200,264,144
Cash	55,449
Receivables for
Investments sold	3,656,481
Fund shares sold	101,913
Interest and dividends	49,641
Receivable from investment adviser	4,374
Other assets	3,118
Total assets		$204,135,120
Liabilities
Payable to custodian	$458,994
Payables for
Investments purchased	4,379,945
Fund shares reacquired	185,378
Collateral for securities loaned, at value	3,995,748
Payable to affiliates
Distribution and/or service fees	1,416
Payable for Trustees’ compensation	3,170
Accrued expenses and other liabilities	80,091
Total liabilities		$9,104,742
Net assets		$195,030,378
Net assets consist of
Paid-in capital	$143,675,171
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,607,783
Accumulated net realized gain (loss) on investments and foreign currency transactions	38,459,576
Accumulated net investment loss	(712,152)
Net assets		$195,030,378
Shares of beneficial interest outstanding		9,615,462

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$90,705,582	4,404,217	$20.60
Service Class	104,324,796	5,211,245	20.02

See Notes to Financial Statements

7

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment loss
Income
Dividends	$360,826
Interest	9,097
Dividends from underlying affiliated funds	688
Foreign taxes withheld	(9,812)
Total investment income		$360,799
Expenses
Management fee	$889,132
Distribution and/or service fees	133,433
Administrative services fee	33,473
Trustees’ compensation	11,075
Custodian fee	44,214
Shareholder communications	15,460
Auditing fees	29,186
Legal fees	3,766
Miscellaneous	12,218
Total expenses		$1,171,957
Fees paid indirectly	(8)
Reduction of expenses by investment adviser	(98,998)
Net expenses		$1,072,951
Net investment loss		$(712,152)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $217 country tax)	$24,278,462
Foreign currency transactions	(102,334)
Net realized gain (loss) on investments and foreign currency transactions		$24,176,128
Change in unrealized appreciation (depreciation)
Investments	$(3,667,941)
Translation of assets and liabilities in foreign currencies	427
Net unrealized gain (loss) on investments and foreign currency translation		$(3,667,514)
Net realized and unrealized gain (loss) on investments and foreign currency		$20,508,614
Change in net assets from operations		$19,796,462

See Notes to Financial Statements

8

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment loss	$(712,152)	$(1,169,929)
Net realized gain (loss) on investments and foreign currency transactions	24,176,128	60,222,620
Net unrealized gain (loss) on investments and foreign currency translation	(3,667,514)	62,154
Change in net assets from operations	$19,796,462	$59,114,845
Change in net assets from fund share transactions	$(19,786,304)	$(58,230,686)
Total change in net assets	$10,158	$884,159
Net assets
At beginning of period	195,020,220	194,136,061
At end of period (including accumulated net investment loss of $712,152 and $0, respectively)	$195,030,378	$195,020,220

See Notes to Financial Statements

9

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.63		$13.64	$8.37	$16.24	$16.24	$14.35
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.07)	$(0.05)	$(0.04)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	2.03		5.06	5.32	(5.42)	0.52	1.98
Total from investment operations	$1.97		$4.99	$5.27	$(5.46)	$0.44	$1.89
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(2.41)	$(0.44)	$—
Net asset value, end of period	$20.60		$18.63	$13.64	$8.37	$16.24	$16.24
Total return (%) (k)(r)(s)	10.57	(n)	36.58	62.96	(39.57)	2.56	13.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.09	1.05	1.02	1.00	1.00
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.95	0.98
Net investment loss	(0.58	)(a)	(0.48)	(0.49)	(0.28)	(0.45)	(0.60)
Portfolio turnover	102		192	153	127	95	107
Net assets at end of period (000 omitted)	$90,706		$87,806	$78,620	$59,861	$130,029	$163,825

See Notes to Financial Statements

10

MFS New Discovery Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.13		$13.31	$8.18	$15.97	$16.02	$14.19
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.11)	$(0.07)	$(0.07)	$(0.12)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.97		4.93	5.20	(5.31)	0.51	1.96
Total from investment operations	$1.89		$4.82	$5.13	$(5.38)	$0.39	$1.83
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(2.41)	$(0.44)	$—
Net asset value, end of period	$20.02		$18.13	$13.31	$8.18	$15.97	$16.02
Total return (%) (k)(r)(s)	10.42	(n)	36.21	62.71	(39.76)	2.28	12.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.34	1.30	1.27	1.25	1.26
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.20	1.20	1.23
Net investment loss	(0.84	)(a)	(0.73)	(0.74)	(0.54)	(0.70)	(0.84)
Portfolio turnover	102		192	153	127	95	107
Net assets at end of period (000 omitted)	$104,325		$107,214	$115,516	$104,937	$186,516	$181,468

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS New Discovery Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

12

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$195,216,501	$—	$—	$195,216,501
Mutual Funds	5,047,643	—	—	5,047,643
Total Investments	$200,264,144	$—	$—	$200,264,144

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital

13

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended December 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$186,883,978
Gross appreciation	22,681,322
Gross depreciation	(9,301,156)
Net unrealized appreciation (depreciation)	$13,380,166

As of 12/31/10
Undistributed ordinary income	10,183,223
Undistributed long-term capital gain	4,327,456
Other temporary differences	(41)
Net unrealized appreciation (depreciation)	17,048,107

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified or rescinded by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $98,998 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

14

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,620 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $205,007,208 and $224,652,838, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	157,195	$3,106,645	158,454	$2,403,888
Service Class	76,605	1,460,691	114,963	1,741,456
	233,800	$4,567,336	273,417	$4,145,344
Shares reacquired
Initial Class	(465,227)	$(9,310,020)	(1,208,840)	$(18,597,077)
Service Class	(777,406)	(15,043,620)	(2,880,973)	(43,778,953)
	(1,242,633)	$(24,353,640)	(4,089,813)	$(62,376,030)
Net change
Initial Class	(308,032)	$(6,203,375)	(1,050,386)	$(16,193,189)
Service Class	(700,801)	(13,582,929)	(2,766,010)	(42,037,497)
	(1,008,833)	$(19,786,304)	(3,816,396)	$(58,230,686)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with

15

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $807 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	334,228	41,185,131	(40,467,464)	1,051,895

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$688	$1,051,895

16

MFS New Discovery Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Growth Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

EGS-SEM

MFS® GROWTH PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.1%
Danaher Corp.	3.2%
EMC Corp.	3.0%
Oracle Corp.	2.9%
Google, Inc., “A”	2.4%
Qualcomm, Inc.	2.1%
American Tower Corp., “A”	2.0%
Precision Castparts Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.8%
Viacom, Inc., “B”	1.7%

Equity sectors
Technology	24.7%
Health Care	11.5%
Energy	9.3%
Industrial Goods & Services	9.1%
Retailing	8.4%
Leisure	8.2%
Consumer Staples	6.5%
Special Products & Services	5.0%
Financial Services	4.8%
Basic Materials	4.2%
Autos & Housing	2.3%
Transportation	2.1%
Utilities & Communications	2.0%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.87%	$1,000.00	$1,045.88	$4.41
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,044.43	$5.68
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Aerospace – 3.9%
Goodrich Corp.	12,380	$1,182,287
Honeywell International, Inc.	39,250	2,338,908
Precision Castparts Corp.	18,525	3,050,141

		$6,571,336

Alcoholic Beverages – 1.0%
Diageo PLC	81,901	$1,673,321

Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton S.A.	3,915	$704,557
NIKE, Inc., “B”	6,020	541,680
Phillips-Van Heusen Corp.	5,450	356,812

		$1,603,049

Automotive – 1.1%
Johnson Controls, Inc.	42,810	$1,783,465

Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc. (a)	25,080	$1,179,512
Celgene Corp. (a)	19,080	1,150,906

		$2,330,418

Broadcasting – 4.0%
Discovery Communications, Inc., “A” (a)	17,000	$696,320
Interpublic Group of Cos., Inc.	92,380	1,154,750
Viacom, Inc., “B”	55,950	2,853,450
Walt Disney Co.	52,800	2,061,312

		$6,765,832

Brokerage & Asset Managers – 1.8%
Affiliated Managers Group, Inc. (a)	21,510	$2,182,190
Blackrock, Inc.	4,664	894,602

		$3,076,792

Business Services – 4.1%
Accenture PLC, “A”	28,960	$1,749,763
Cognizant Technology Solutions Corp., “A” (a)	23,530	1,725,690
FleetCor Technologies, Inc. (a)	13,700	406,068
Jones Lang LaSalle, Inc.	12,760	1,203,268
MSCI, Inc., “A” (a)	11,550	435,204
Verisk Analytics, Inc., “A” (a)	38,680	1,339,102

		$6,859,095

Cable TV – 1.3%
Comcast Corp., “Special A”	55,670	$1,348,884
DIRECTV, “A” (a)	16,510	839,038

		$2,187,922

Chemicals – 2.5%
Celanese Corp.	25,910	$1,381,262
Ecolab, Inc.	18,480	1,041,902
Monsanto Co.	23,310	1,690,907

		$4,114,071

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 7.6%
Autodesk, Inc. (a)	42,080	$1,624,288
Check Point Software Technologies Ltd. (a)	41,910	2,382,584
Intuit, Inc. (a)	24,100	1,249,826
Oracle Corp.	146,220	4,812,100
Red Hat, Inc. (a)	21,980	1,008,882
Salesforce.com, Inc. (a)	3,400	506,532
VeriSign, Inc.	34,558	1,156,311

		$12,740,523

Computer Software – Systems – 9.7%
Apple, Inc. (a)	25,187	$8,454,520
EMC Corp. (a)	180,270	4,966,439
International Business Machines Corp.	13,940	2,391,407
Verifone Systems, Inc. (a)	8,500	376,975

		$16,189,341

Construction – 1.2%
Owens Corning (a)	27,250	$1,017,788
Stanley Black & Decker, Inc.	13,250	954,663

		$1,972,451

Consumer Products – 1.3%
Avon Products, Inc.	23,390	$654,920
Colgate-Palmolive Co.	16,580	1,449,258

		$2,104,178

Consumer Services – 0.9%
Priceline.com, Inc. (a)	1,952	$999,287
Sotheby’s	12,630	549,405

		$1,548,692

Electrical Equipment – 3.2%
Danaher Corp.	99,760	$5,286,282

Electronics – 2.6%
Advanced Micro Devices, Inc. (a)	77,989	$545,143
Agilent Technologies, Inc. (a)	19,630	1,003,289
ASML Holding N.V.	27,137	1,002,984
Broadcom Corp., “A”	30,120	1,013,237
First Solar, Inc. (a)(l)	3,790	501,303
JDS Uniphase Corp. (a)	12,700	211,582

		$4,277,538

Energy – Independent – 4.2%
Apache Corp.	6,107	$753,543
EOG Resources, Inc.	14,390	1,504,475
Newfield Exploration Co. (a)	9,980	678,840
Noble Energy, Inc.	14,210	1,273,642
Occidental Petroleum Corp.	26,610	2,768,504

		$6,979,004

Energy – Integrated – 0.2%
EQT Corp.	7,910	$415,433

4

MFS Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 1.1%
Fluor Corp.	29,480	$1,906,177

Food & Beverages – 3.2%
Coca-Cola Co.	27,260	$1,834,325
Green Mountain Coffee Roasters, Inc. (a)	9,160	817,622
Groupe Danone	11,983	894,054
Mead Johnson Nutrition Co., “A”	25,720	1,737,386

		$5,283,387

Gaming & Lodging – 0.9%
Carnival Corp.	13,570	$510,639
Las Vegas Sands Corp. (a)	8,260	348,655
Wynn Resorts Ltd.	4,240	608,610

		$1,467,904

General Merchandise – 3.4%
Costco Wholesale Corp.	19,110	$1,552,496
Dollar General Corp. (a)	19,590	663,905
Kohl’s Corp.	24,620	1,231,246
Target Corp.	47,950	2,249,335

		$5,696,982

Health Maintenance Organizations – 0.7%
WellPoint, Inc.	15,660	$1,233,538

Internet – 2.7%
Google, Inc., “A” (a)	7,818	$3,958,879
LinkedIn Corp., “A” (a)(l)	6,530	588,288

		$4,547,167

Machinery & Tools – 0.6%
Joy Global, Inc.	4,590	$437,152
Polypore International, Inc. (a)	7,620	516,941

		$954,093

Major Banks – 1.0%
Goldman Sachs Group, Inc.	6,200	$825,158
JPMorgan Chase & Co.	19,950	816,753

		$1,641,911

Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	37,070	$1,534,698
Cerner Corp. (a)	15,460	944,761
Express Scripts, Inc. (a)	28,530	1,540,049
IDEXX Laboratories, Inc. (a)	6,640	514,998
Stericycle, Inc. (a)	10,680	951,802

		$5,486,308

Medical Equipment – 3.8%
Becton, Dickinson & Co.	14,026	$1,208,620
Cooper Cos., Inc.	5,390	427,104
Covidien PLC	30,610	1,629,370
Thermo Fisher Scientific, Inc. (a)	47,320	3,046,935

		$6,312,029

Metals & Mining – 0.2%
Teck Resources Ltd., “B”	6,890	$349,599

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 2.1%
Qualcomm, Inc.	60,792	$3,452,378

Oil Services – 4.9%
Cameron International Corp. (a)	41,950	$2,109,666
Dresser-Rand Group, Inc. (a)	17,140	921,275
FMC Technologies, Inc. (a)	9,390	420,578
Halliburton Co.	26,640	1,358,640
National Oilwell Varco, Inc.	13,910	1,087,901
Schlumberger Ltd.	27,470	2,373,408

		$8,271,468

Other Banks & Diversified Financials – 2.0%
MasterCard, Inc., “A”	6,800	$2,049,112
Visa, Inc., “A”	16,255	1,369,646

		$3,418,758

Pharmaceuticals – 2.3%
Abbott Laboratories	28,840	$1,517,561
Allergan, Inc.	11,860	987,345
Teva Pharmaceutical Industries Ltd., ADR	27,510	1,326,532

		$3,831,438

Pollution Control – 0.3%
Republic Services, Inc.	17,120	$528,152

Printing & Publishing – 0.6%
Moody’s Corp.	25,550	$979,843

Railroad & Shipping – 1.3%
CSX Corp.	38,320	$1,004,750
Kansas City Southern Co. (a)	19,940	1,183,040

		$2,187,790

Restaurants – 1.4%
McDonald’s Corp.	14,728	$1,241,865
Starbucks Corp.	27,660	1,092,293

		$2,334,158

Specialty Chemicals – 1.5%
Airgas, Inc.	12,090	$846,784
Praxair, Inc.	14,565	1,578,700

		$2,425,484

Specialty Stores – 4.0%
Abercrombie & Fitch Co., “A”	11,160	$746,827
Amazon.com, Inc. (a)	12,160	2,486,598
Industria de Diseno Textil S.A.	5,875	535,374
PetSmart, Inc.	12,940	587,088
Ross Stores, Inc.	12,520	1,003,102
Tiffany & Co.	12,820	1,006,626
Urban Outfitters, Inc. (a)	13,010	366,232

		$6,731,847

Telephone Services – 2.0%
American Tower Corp., “A” (a)	63,355	$3,315,367

Tobacco – 1.0%
Philip Morris International, Inc.	24,280	$1,621,176

5

MFS Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.8%
Expeditors International of Washington, Inc.	27,700	$1,417,963

Total Common Stocks (Identified Cost, $135,475,544)		$163,873,660

MONEY MARKET FUNDS (v) – 2.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	3,606,724	$3,606,724

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	795,536	$795,536

Total Investments (Identified Cost, $139,877,804)		$168,275,920

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(1,169,915)

Net Assets – 100.0%		$167,106,005

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $136,271,080)	$164,669,196
Underlying affiliated funds, at cost and value	3,606,724
Total investments, at value, including $797,212 of securities on loan (identified cost, $139,877,804)	$168,275,920
Receivables for
Investments sold	2,044,106
Fund shares sold	34,160
Interest and dividends	112,238
Other assets	2,740
Total assets		$170,469,164
Liabilities
Payables for
Investments purchased	$2,475,111
Fund shares reacquired	35,739
Collateral for securities loaned, at value	795,536
Payable to affiliates
Investment adviser	7,061
Distribution and/or service fees	175
Payable for Trustees’ compensation	2,804
Accrued expenses and other liabilities	46,733
Total liabilities		$3,363,159
Net assets		$167,106,005
Net assets consist of
Paid-in capital	$154,036,498
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	28,399,661
Accumulated net realized gain (loss) on investments and foreign currency transactions	(15,618,470)
Undistributed net investment income	288,316
Net assets		$167,106,005
Shares of beneficial interest outstanding		7,199,450

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$154,184,083	6,632,760	$23.25
Service Class	12,921,922	566,690	22.80

See Notes to Financial Statements

7

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$797,694
Interest	4,413
Dividends from underlying affiliated funds	2,487
Foreign taxes withheld	(8,269)
Total investment income		$796,325
Expenses
Management fee	$636,936
Distribution and/or service fees	17,287
Administrative services fee	28,830
Trustees’ compensation	9,690
Custodian fee	16,315
Shareholder communications	11,003
Auditing fees	23,367
Legal fees	3,766
Miscellaneous	9,315
Total expenses		$756,509
Fees paid indirectly	(1)
Net expenses		$756,508
Net investment income		$39,817
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$11,569,065
Foreign currency transactions	(5,126)
Net realized gain (loss) on investments and foreign currency transactions		$11,563,939
Change in unrealized appreciation (depreciation)
Investments	$(3,936,617)
Translation of assets and liabilities in foreign currencies	709
Net unrealized gain (loss) on investments and foreign currency translation		$(3,935,908)
Net realized and unrealized gain (loss) on investments and foreign currency		$7,628,031
Change in net assets from operations		$7,667,848

See Notes to Financial Statements

8

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$39,817	$318,084
Net realized gain (loss) on investments and foreign currency transactions	11,563,939	14,124,784
Net unrealized gain (loss) on investments and foreign currency translation	(3,935,908)	9,293,071
Change in net assets from operations	$7,667,848	$23,735,939
Distributions declared to shareholders
From net investment income	$—	$(127,589)
Change in net assets from fund share transactions	$(11,416,456)	$(22,395,996)
Total change in net assets	$(3,748,608)	$1,212,354
Net assets
At beginning of period	170,854,613	169,642,259
At end of period (including undistributed net investment income of $288,316 and $248,499, respectively)	$167,106,005	$170,854,613

See Notes to Financial Statements

9

MFS Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$22.23		$19.21	$13.99	$22.37	$18.45	$17.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.04	$0.02	$0.04	$0.04	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.01		3.00	5.24	(8.37)	3.88	1.39
Total from investment operations	$1.02		$3.04	$5.26	$(8.33)	$3.92	$1.37
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.04)	$(0.05)	$—	$—
Net asset value, end of period	$23.25		$22.23	$19.21	$13.99	$22.37	$18.45
Total return (%) (k)(s)	4.59	(n)	15.81	37.74	(37.33)	21.25	8.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.87	(a)	0.88	0.89	0.88	0.84	0.83
Net investment income (loss)	0.07	(a)	0.22	0.11	0.21	0.19	(0.14)
Portfolio turnover	37		99	95	120	76	123
Net assets at end of period (000 omitted)	$154,184		$156,785	$155,357	$131,692	$264,089	$291,965

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$21.83		$18.90	$13.75	$22.01	$18.19	$16.89
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.01)	$(0.02)	$(0.01)	$(0.01)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.99		2.94	5.17	(8.25)	3.83	1.37
Total from investment operations	$0.97		$2.93	$5.15	$(8.26)	$3.82	$1.30
Net asset value, end of period	$22.80		$21.83	$18.90	$13.75	$22.01	$18.19
Total return (%) (k)(s)	4.44	(n)	15.50	37.45	(37.53)	21.00	7.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.12	(a)	1.13	1.14	1.13	1.09	1.08
Net investment loss	(0.19	)(a)	(0.03)	(0.14)	(0.04)	(0.06)	(0.38)
Portfolio turnover	37		99	95	120	76	123
Net assets at end of period (000 omitted)	$12,922		$14,069	$14,286	$13,256	$23,773	$21,538

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.61%.

See Notes to Financial Statements

10

MFS Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

11

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$163,873,660	$—	$—	$163,873,600
Mutual Funds	4,402,260	—	—	4,402,260
Total Investments	$168,275,290	$—	$—	$168,275,920

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital

12

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$127,589

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$140,332,197
Gross appreciation	29,419,037
Gross depreciation	(1,475,314)
Net unrealized appreciation (depreciation)	$27,943,723

As of 12/31/10
Undistributed ordinary income	248,499
Capital loss carryforwards	(26,667,637)
Other temporary differences	(59,543)
Net unrealized appreciation (depreciation)	31,880,340

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(16,338,857)
12/31/17	(10,328,780)
Total	$(26,667,637)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$127,589

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses

13

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,403 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $63,345,976 and $77,020,166, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	51,287	$1,161,992	77,719	$1,522,967
Service Class	18,814	417,276	54,474	1,085,267
	70,101	$1,579,268	132,193	$2,608,234
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	6,113	$127,589
Shares reacquired
Initial Class	(471,675)	$(10,811,127)	(1,118,255)	$(21,944,381)
Service Class	(96,552)	(2,184,597)	(165,950)	(3,187,438)
	(568,227)	$(12,995,724)	(1,284,205)	$(25,131,819)
Net change
Initial Class	(420,388)	$(9,649,135)	(1,034,423)	$(20,293,825)
Service Class	(77,738)	(1,767,321)	(111,476)	(2,102,171)
	(498,126)	$(11,416,456)	(1,145,899)	$(22,395,996)

14

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $698 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,141,242	23,716,060	(21,250,578)	3,606,724

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,487	$3,606,724

15

MFS Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

MCS-SEM

MFS® MID CAP GROWTH PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
AMETEK, Inc.	1.8%
Dresser-Rand Group, Inc.	1.6%
American Tower Corp., “A”	1.6%
Check Point Software Technologies Ltd.	1.6%
Affiliated Managers Group, Inc.	1.5%
Newfield Exploration Co.	1.4%
Mead Johnson Nutrition Co., “A”	1.3%
Celanese Corp.	1.3%
Alexion Pharmaceuticals, Inc.	1.3%
Ross Stores, Inc.	1.3%

Equity sectors
Technology	19.7%
Health Care	13.2%
Industrial Goods & Services	12.9%
Retailing	8.5%
Energy	7.8%
Special Products & Services	7.6%
Leisure	6.0%
Financial Services	5.8%
Basic Materials	4.9%
Autos & Housing	3.9%
Consumer Staples	3.4%
Transportation	3.1%
Utilities & Communications	2.3%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.04%	$1,000.00	$1,056.57	$5.30
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
Service Class	Actual	1.29%	$1,000.00	$1,056.03	$6.58
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.2%
BE Aerospace, Inc. (a)	7,960	$324,848
Goodrich Corp.	4,660	445,030
Moog, Inc., “A” (a)	2,290	99,661

		$869,539

Alcoholic Beverages – 0.2%
Tsingtao Brewery Co. Ltd., “H”	16,000	$92,832

Apparel Manufacturers – 0.9%
Li & Fung Ltd.	38,000	$76,427
Phillips-Van Heusen Corp.	4,170	273,010

		$349,437

Automotive – 0.6%
BorgWarner Transmission Systems, Inc. (a)	3,230	$260,952

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. (a)	11,150	$524,385
Dendreon Corp. (a)	6,380	251,627
Gen-Probe, Inc. (a)	3,080	212,982

		$988,994

Broadcasting – 1.6%
Discovery Communications, Inc., “A” (a)	7,990	$327,270
Interpublic Group of Cos., Inc.	24,720	309,000

		$636,270

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	5,830	$591,454
Evercore Partners, Inc.	3,030	100,960
GFI Group, Inc.	16,790	77,066
IntercontinentalExchange, Inc. (a)	2,210	275,609
Lazard Ltd.	4,380	162,498

		$1,207,587

Business Services – 5.9%
Cognizant Technology Solutions Corp., “A” (a)	6,290	$461,309
Concur Technologies, Inc. (a)	6,720	336,470
FleetCor Technologies, Inc. (a)	5,740	170,134
Gartner, Inc. (a)	8,670	349,314
Jones Lang LaSalle, Inc.	3,830	361,169
MSCI, Inc., “A” (a)	6,640	250,195
Verisk Analytics, Inc., “A” (a)	13,230	458,023

		$2,386,614

Chemicals – 1.9%
Celanese Corp.	9,880	$526,703
Ecolab, Inc.	4,020	226,648

		$753,351

Computer Software – 8.3%
Ariba, Inc. (a)	3,510	$120,990
Autodesk, Inc. (a)	10,520	406,072
Autonomy Corp. PLC (a)	12,825	351,360
Check Point Software Technologies Ltd. (a)	11,130	632,741

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Informatica Corp. (a)	1,220	$71,285
Intuit, Inc. (a)	5,650	293,009
Parametric Technology Corp. (a)	20,490	469,836
Red Hat, Inc. (a)	8,840	405,756
SuccessFactors, Inc. (a)	6,800	199,920
Symantec Corp. (a)	6,140	121,081
VeriSign, Inc.	8,340	279,056

		$3,351,106

Computer Software – Systems – 3.0%
MICROS Systems, Inc. (a)	8,650	$429,992
NICE Systems Ltd., ADR (a)	7,810	283,972
Qlik Technologies, Inc. (a)	8,120	276,567
Verifone Systems, Inc. (a)	5,070	224,855

		$1,215,386

Construction – 3.3%
Beacon Roofing Supply, Inc. (a)	6,730	$153,579
NVR, Inc. (a)	290	210,389
Owens Corning (a)	8,700	324,945
Sherwin-Williams Co.	3,010	252,449
Stanley Black & Decker, Inc.	5,287	380,928

		$1,322,290

Consumer Products – 0.6%
Avon Products, Inc.	9,060	$253,680

Consumer Services – 1.7%
Anhanguera Educacional Participacoes S.A.	9,900	$210,731
HomeAway, Inc. (a)	840	32,508
Priceline.com, Inc. (a)	470	240,607
Sotheby’s	4,960	215,760

		$699,606

Containers – 1.0%
Ball Corp.	10,750	$413,445

Electrical Equipment – 3.6%
AMETEK, Inc.	15,695	$704,706
Danaher Corp.	5,190	275,018
Mettler-Toledo International, Inc. (a)	1,620	273,245
MSC Industrial Direct Co., Inc., “A”	2,930	194,288

		$1,447,257

Electronics – 3.6%
Advanced Micro Devices, Inc. (a)	22,735	$158,918
ARM Holdings PLC	20,541	193,848
First Solar, Inc. (a)(l)	800	105,816
Hittite Microwave Corp. (a)	3,970	245,783
JDS Uniphase Corp. (a)	6,040	100,626
Linear Technology Corp.	7,380	243,688
Microchip Technology, Inc.	7,400	280,534
NetLogic Microsystems, Inc. (a)	2,960	119,643

		$1,448,856

4

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.0%
Concho Resources, Inc. (a)	4,030	$370,156
Newfield Exploration Co. (a)	8,230	559,805
Whiting Petroleum Corp. (a)	4,660	265,201

		$1,195,162

Energy – Integrated – 0.9%
EQT Corp.	2,670	$140,228
QEP Resources, Inc.	5,100	213,333

		$353,561

Engineering – Construction – 1.0%
Fluor Corp.	6,160	$398,306

Food & Beverages – 2.6%
Green Mountain Coffee Roasters, Inc. (a)	4,810	$429,341
Mead Johnson Nutrition Co., “A”	7,900	533,645
Want Want China Holdings Ltd.	91,000	88,515

		$1,051,501

Food & Drug Stores – 0.5%
Whole Foods Market, Inc.	3,070	$194,792

Gaming & Lodging – 1.3%
Pinnacle Entertainment, Inc. (a)	12,220	$182,078
Royal Caribbean Cruises Ltd. (a)	9,270	348,923

		$531,001

General Merchandise – 0.7%
Dollar General Corp. (a)	7,750	$262,648

Insurance – 0.6%
Allied World Assurance Co.	2,290	$131,858
Willis Group Holdings PLC	3,030	124,563

		$256,421

Internet – 1.8%
LinkedIn Corp., “A” (a)(l)	3,120	$281,081
OpenTable, Inc. (a)	1,640	136,317
Shutterfly, Inc. (a)	5,090	292,268

		$709,666

Leisure & Toys – 0.7%
Hasbro, Inc.	6,450	$283,349

Machinery & Tools – 5.3%
Finning International, Inc.	9,930	$294,466
Flowserve Corp.	3,700	406,593
Joy Global, Inc.	1,990	189,528
Kennametal, Inc.	4,100	173,061
Polypore International, Inc. (a)	5,470	371,085
Regal Beloit Corp.	2,040	136,211
United Rentals, Inc. (a)	4,990	126,746
WABCO Holdings, Inc. (a)	5,970	412,288

		$2,109,978

Medical & Health Technology & Services – 6.4%
AmerisourceBergen Corp.	6,760	$279,864
Cerner Corp. (a)	6,660	406,993
DaVita, Inc. (a)	5,300	459,033

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Diagnosticos da America S.A.	18,400	$247,589
Health Management Associates, Inc., “A” (a)	12,570	135,505
IDEXX Laboratories, Inc. (a)	4,150	321,874
LifePoint Hospitals, Inc. (a)	3,320	129,746
Patterson Cos., Inc.	9,020	296,668
Stericycle, Inc. (a)	3,170	282,510

		$2,559,782

Medical Equipment – 3.5%
Cooper Cos., Inc.	4,420	$350,241
Edwards Lifesciences Corp. (a)	3,020	263,284
NxStage Medical, Inc. (a)	3,840	79,949
Pall Corp.	5,830	327,821
Sonova Holding AG	804	75,069
Thermo Fisher Scientific, Inc. (a)	4,620	297,482

		$1,393,846

Metals & Mining – 0.4%
Teck Resources Ltd., “B”	3,320	$168,457

Network & Telecom – 3.0%
Acme Packet, Inc. (a)	2,490	$174,624
Ciena Corp. (a)	9,760	179,389
F5 Networks, Inc. (a)	1,120	123,480
Finisar Corp. (a)	5,580	100,607
Fortinet, Inc. (a)	6,220	169,744
Polycom, Inc. (a)	5,580	358,794
Trimble Navigation Ltd. (a)	2,810	111,388

		$1,218,026

Oil Services – 3.9%
Cameron International Corp. (a)	9,970	$501,391
Dresser-Rand Group, Inc. (a)	12,140	652,525
FMC Technologies, Inc. (a)	4,530	202,899
Lufkin Industries, Inc.	2,440	209,962

		$1,566,777

Other Banks & Diversified Financials – 2.2%
BankUnited, Inc.	3,870	$102,710
MasterCard, Inc., “A”	1,580	476,117
Wintrust Financial Corp.	3,350	107,803
Zions Bancorporation	8,520	204,565

		$891,195

Pharmaceuticals – 0.8%
Genomma Lab Internacional S.A., “B” (a)	92,700	$236,253
Hospira, Inc. (a)	1,780	100,855

		$337,108

Pollution Control – 0.8%
Waste Connections, Inc.	10,610	$336,655

Printing & Publishing – 1.6%
Lamar Advertising Co., “A” (a)	6,440	$176,263
Moody’s Corp.	11,990	459,817

		$636,080

5

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.9%
Kansas City Southern Co. (a)	5,780	$342,927

Restaurants – 0.8%
P.F. Chang’s China Bistro, Inc.	7,510	$302,202

Specialty Chemicals – 1.6%
Airgas, Inc.	6,390	$447,556
Rockwood Holdings, Inc. (a)	3,880	214,525

		$662,081

Specialty Stores – 6.4%
Abercrombie & Fitch Co., “A”	6,760	$452,379
Dick’s Sporting Goods, Inc. (a)	12,320	473,704
PetSmart, Inc.	4,350	197,360
Ross Stores, Inc.	6,450	516,774
Tiffany & Co.	5,420	425,578
Tractor Supply Co.	3,500	234,080
Urban Outfitters, Inc. (a)	9,190	258,699

		$2,558,574

Telecommunications – Wireless – 0.3%
NII Holdings, Inc. (a)	2,450	$103,831

Telephone Services – 1.6%
American Tower Corp., “A” (a)	12,230	$639,996

Trucking – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,730	$102,952
Expeditors International of Washington, Inc.	7,020	359,354
Landstar System, Inc.	9,190	427,151

		$889,457

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 0.4%
CMS Energy Corp.	9,060	$178,380

Total Common Stocks (Identified Cost, $31,595,014)		$39,828,961

MONEY MARKET FUNDS (v) – 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	890,896	$890,896

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	204,361	$204,361

Total Investments (Identified Cost, $32,690,271)		$40,924,218

OTHER ASSETS, LESS LIABILITIES – (1.8)%		(735,045)

Net Assets – 100.0%		$40,189,173

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $31,799,375)	$40,033,322
Underlying affiliated funds, at cost and value	890,896
Total investments, at value, including $205,135 of securities on loan (identified cost, $32,690,271)	$40,924,218
Foreign currency, at value (identified cost, $1,150)	1,147
Receivables for
Investments sold	461,022
Fund shares sold	12,517
Dividends	11,791
Other assets	772
Total assets		$41,411,467
Liabilities
Payables for
Investments purchased	$905,052
Fund shares reacquired	72,877
Collateral for securities loaned, at value	204,361
Payable to affiliates
Investment adviser	1,730
Distribution and/or service fees	195
Payable for Trustees’ compensation	657
Accrued expenses and other liabilities	37,422
Total liabilities		$1,222,294
Net assets		$40,189,173
Net assets consist of
Paid-in capital	$48,608,154
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,233,963
Accumulated net realized gain (loss) on investments and foreign currency transactions	(16,547,046)
Accumulated net investment loss	(105,898)
Net assets		$40,189,173
Shares of beneficial interest outstanding		6,375,850

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$25,799,371	4,060,518	$6.35
Service Class	14,389,802	2,315,332	6.22

See Notes to Financial Statements

7

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net Investment loss
Income
Dividends	$124,638
Dividends from underlying affiliated funds	692
Foreign taxes withheld	(840)
Total investment income		$124,490
Expenses
Management fee	$152,926
Distribution and/or service fees	18,577
Administrative services fee	8,679
Trustees’ compensation	2,300
Custodian fee	11,532
Shareholder communications	4,734
Auditing fees	22,174
Legal fees	3,766
Miscellaneous	5,700
Total expenses		$230,388
Net investment loss		$(105,898)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$3,907,234
Foreign currency transactions	(1,695)
Net realized gain (loss) on investments and foreign currency transactions		$3,905,539
Change in unrealized appreciation (depreciation)
Investments	$(1,577,989)
Translation of assets and liabilities in foreign currencies	(41)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,578,030)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,327,509
Change in net assets from operations		$2,221,611

See Notes to Financial Statements

8

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment loss	$(105,898)	$(80,138)
Net realized gain (loss) on investments and foreign currency transactions	3,905,539	6,134,245
Net unrealized gain (loss) on investments and foreign currency translation	(1,578,030)	3,418,930
Change in net assets from operations	$2,221,611	$9,473,037
Change in net assets from fund share transactions	$(2,479,738)	$(5,270,471)
Total change in net assets	$(258,127)	$4,202,566
Net assets
At beginning of period	40,447,300	36,244,734
At end of period (including accumulated net investment loss of $105,898 and $0, respectively)	$40,189,173	$40,447,300

See Notes to Financial Statements

9

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009		2008	2007		2006
	(unaudited)
Net asset value, beginning of period	$6.01		$4.65	$3.27		$6.72	$6.12		$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$(0.01)		$0.01	$(0.01)		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.37	1.39		(3.46)	0.61		0.13
Total from investment operations	$0.34		$1.36	$1.38		$(3.45)	$0.60		$0.14
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$—	$(0.00	)(w)	$—
From tax return of capital	—		—	(0.00	)(w)	—	—		—
Total distribution declared to shareholders	$—		$—	$(0.00	)(w)	$—	$(0.00	)(w)	$—
Net asset value, end of period	$6.35		$6.01	$4.65		$3.27	$6.72		$6.12
Total return (%) (k)(r)(s)	5.66	(n)	29.25	42.31		(51.34)	9.84		2.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.07	1.05		0.97	0.88		0.93
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.88		0.91
Net investment income (loss)	(0.43	)(a)	(0.11)	(0.23)		0.13	(0.12)		0.11
Portfolio turnover	36		83	100		100	80		139
Net assets at end of period (000 omitted)	$25,799		$24,944	$20,300		$15,803	$44,944		$53,504
See Notes to Financial Statements

10

MFS Mid Cap Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$5.89		$4.57	$3.22	$6.63	$6.05	$5.92
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.02)	$(0.02)	$(0.01)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.34	1.37	(3.40)	0.60	0.14
Total from investment operations	$0.33		$1.32	$1.35	$(3.41)	$0.58	$0.13
Net asset value, end of period	$6.22		$5.89	$4.57	$3.22	$6.63	$6.05
Total return (%) (k)(r)(s)	5.60	(n)	28.88	41.93	(51.43)	9.59	2.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.32	1.30	1.22	1.13	1.18
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	1.13	1.16
Net investment loss	(0.68	)(a)	(0.38)	(0.48)	(0.12)	(0.37)	(0.11)
Portfolio turnover	36		83	100	100	80	139
Net assets at end of period (000 omitted)	$14,390		$15,504	$15,944	$14,310	$32,919	$36,645

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Mid Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety

12

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$36,876,701	$—	$—	$36,876,701
Israel	916,713	—	—	916,713
United Kingdom	545,208	—	—	545,208
Canada	462,923	—	—	462,923
Brazil	458,320	—	—	458,320
Mexico	236,253	—	—	236,253
China	—	181,347	—	181,347
Hong Kong	—	76,427	—	76,427
Switzerland	75,069	—	—	75,069
Mutual Funds	1,095,257	—	—	1,095,257
Total Investments	$40,666,444	$257,774	$—	$40,924,218

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

13

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and expiration of capital loss carryforwards.

The fund declared no distributions for the current period or for the year ended December 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$32,700,409
Gross appreciation	8,732,388
Gross depreciation	(508,579)
Net unrealized appreciation (depreciation)	$8,223,809
As of 12/31/10
Capital loss carryforwards	(20,442,476)
Other temporary differences	86
Net unrealized appreciation (depreciation)	9,801,798

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(16,008,756)
12/31/17	(4,433,720)
Total	$(20,442,476)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

14

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0425% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $335 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,564,466 and $17,170,253, respectively.

15

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	295,342	$1,832,006	512,955	$2,729,233
Service Class	77,300	464,315	249,849	1,320,751
	372,642	$2,296,321	762,804	$4,049,984
Shares reacquired
Initial Class	(382,331)	$(2,378,323)	(730,608)	$(3,656,906)
Service Class	(394,069)	(2,397,736)	(1,109,679)	(5,663,549)
	(776,400)	$(4,776,059)	(1,840,287)	$(9,320,455)
Net change
Initial Class	(86,989)	$(546,317)	(217,653)	$(927,673)
Service Class	(316,769)	(1,933,421)	(859,830)	(4,342,798)
	(403,758)	$(2,479,738)	(1,077,483)	$(5,270,471)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $168 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	475,366	7,054,936	(6,639,406)	890,896

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$692	$890,896

16

MFS Mid Cap Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

UTS-SEM

MFS® UTILITIES PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Utilities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
El Paso Corp.	3.3%
Comcast Corp.	3.0%
Williams Cos., Inc.	2.9%
CMS Energy Corp.	2.8%
Vigin Media, Inc.	2.8%
Nextera Energy Inc.	2.6%
Public Service Enterprise Group, Inc.	2.5%
AES Corp.	2.4%
QEP Resources Inc.	2.3%
EQT Corp.	2.2%

Top five industries (i)
Utilities-Electric Power	49.4%
Telephone Services	10.8%
Cable TV	9.4%
Telecommunications-Wireless	8.8%
Natural Gas-Pipeline	8.4%

Issuer country weightings (i)
United States	62.3%
Brazil	9.0%
United Kingdom	4.9%
Portugal	3.1%
Spain	2.9%
Israel	2.8%
Czech Republic	2.1%
Chile	2.1%
Russia	1.5%
Other Countries	9.3%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.86%	$1,000.00	$1,110.91	$4.50
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
Service Class	Actual	1.11%	$1,000.00	$1,109.24	$5.81
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.2%
Broadcasting – 0.4%
Viacom, Inc., “B”	27,400	$1,397,404

Cable TV – 8.8%
Comcast Corp., “Special A”	408,360	$9,894,563
DIRECTV, “A” (a)	20,270	1,030,121
Telenet Group Holding N.V.	97,123	4,621,055
Time Warner Cable, Inc.	58,759	4,585,552
Virgin Media, Inc.	312,760	9,360,907

		$29,492,198

Energy – Independent – 2.4%
Arch Coal, Inc.	53,480	$1,425,777
EOG Resources, Inc.	9,720	1,016,226
Occidental Petroleum Corp.	19,850	2,065,194
Williams Partners LP	61,440	3,328,819

		$7,836,016

Energy – Integrated – 4.5%
EQT Corp.	139,820	$7,343,346
QEP Resources, Inc.	187,640	7,848,981

		$15,192,327

Natural Gas – Distribution – 4.3%
AGL Resources, Inc.	49,970	$2,034,279
Centrica PLC	223,052	1,157,374
NiSource, Inc.	100,120	2,027,430
Questar Corp.	92,040	1,630,028
Sempra Energy	44,040	2,328,835
Spectra Energy Corp.	141,780	3,886,190
UGI Corp.	41,690	1,329,494

		$14,393,630

Natural Gas – Pipeline – 8.4%
El Paso Corp.	550,776	$11,125,675
Enagas S.A.	190,418	4,614,209
Kinder Morgan, Inc.	86,500	2,485,145
Williams Cos., Inc.	326,757	9,884,399

		$28,109,428

Special Products & Services – 0.4%
Hutchison Port Holdings Trust, IEU (a)	1,646,000	$1,390,870

Telecommunications – Wireless – 8.4%
America Movil S.A.B. de C.V., “L”, ADR	34,720	$1,870,714
Cellcom Israel Ltd.	188,622	5,228,602
Millicom International Cellular S.A.	3,170	330,772
Mobile TeleSystems OJSC, ADR	179,860	3,420,937
MTN Group Ltd.	112,803	2,400,596
NII Holdings, Inc. (a)	128,230	5,434,387
Partner Communication Co. Ltd., ADR	104,360	1,557,051
SBA Communications Corp. (a)	49,480	1,889,641
Tim Participacoes S.A., ADR	67,200	3,306,912
Vodafone Group PLC	1,063,007	2,820,140

		$28,259,752

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 10.8%
American Tower Corp., “A” (a)	81,390	$4,259,139
AT&T, Inc.	10,610	333,260
Bezeq – The Israel Telecommunication Corp. Ltd.	984,320	2,491,111
CenturyLink, Inc.	86,995	3,517,208
Crown Castle International Corp. (a)	39,640	1,616,916
Deutsche Telekom AG	173,940	2,727,965
Frontier Communications Corp.	104,560	843,799
Kabel Deutschland Holding AG (a)	13,849	851,524
Portugal Telecom, SGPS, S.A.	213,595	2,117,725
PT XL Axiata Tbk	2,915,500	2,090,878
Royal KPN N.V.	206,624	3,005,346
TDC A/S (a)	378,282	3,452,299
Telecom Italia S.p.A.	1,663,532	1,935,927
Telecomunicacoes de Sao Paulo S.A., ADR	234,976	6,978,787

		$36,221,884

Utilities – Electric Power – 46.8%
AES Corp. (a)	627,030	$7,988,362
AES Tiete S.A., IPS	177,254	2,871,227
Aguas Andinas S.A.	4,725,275	2,559,039
Alliant Energy Corp.	28,350	1,152,711
American Electric Power Co., Inc.	172,300	6,492,264
American Water Works Co., Inc.	66,680	1,963,726
Calpine Corp. (a)	278,550	4,493,012
CenterPoint Energy, Inc.	257,460	4,981,851
CEZ AS	137,008	7,050,119
China Hydroelectric Corp., ADR (a)	85,650	349,452
CMS Energy Corp.	476,580	9,383,860
Companhia de Saneamento de Minas Gerais – Copasa MG	144,900	2,906,078
Companhia Paranaense de Energia, ADR	62,100	1,686,636
Companhia Paranaense de Energia, IPS	53,800	1,430,622
Constellation Energy Group, Inc.	132,150	5,016,414
E-CL S.A.	576,040	1,619,593
E.ON AG	42,898	1,218,354
Edison International	155,820	6,038,025
EDP Renovaveis S.A. (a)	360,551	2,378,458
Eletropaulo Metropolitana S.A., IPS	136,440	2,960,214
ENEL OGK-5 OAO (a)	3,818,093	305,447
Energias de Portugal S.A.	1,661,396	5,900,309
Enersis S.A., ADR	119,040	2,749,824
EVN AG	23,744	411,811
Federal Grid Co. of Unified Energy System JSC	49,210,370	546,235
Fortum Corp.	154,163	4,464,482
GenOn Energy, Inc. (a)	178,270	688,122
Hawaiian Electric Industries, Inc.	1,040	25,022
International Power PLC	762,817	3,938,521
Light S.A.	211,900	3,986,406
National Grid PLC	475,903	4,678,281
NextEra Energy, Inc.	149,100	8,567,286
Northeast Utilities	75,920	2,670,106

4

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
NRG Energy, Inc. (a)	153,066	$3,762,362
NV Energy, Inc.	111,550	1,712,293
OGE Energy Corp.	79,820	4,016,542
OGK-4 OAO (a)	3,491,411	293,279
PG&E Corp.	139,930	5,881,258
PPL Corp.	132,950	3,699,999
Public Service Enterprise Group, Inc.	251,530	8,209,939
Red Electrica de Espana	86,965	5,249,423
Scottish & Southern Energy PLC	164,788	3,684,160
TGK International GmbH	918,131,794	468,247
Tractebel Energia S.A.	234,500	4,132,092
Wisconsin Energy Corp.	21,370	669,950
Xcel Energy, Inc.	63,180	1,535,274

		$156,786,687

Total Common Stocks (Identified Cost, $285,257,057)		$319,080,196

BONDS – 0.3%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.305%, 2023 (i)(z)	$391,876	$23,513

Utilities – Electric Power – 0.3%
GenOn Energy, Inc., 9.875%, 2020	$925,000	$966,625

Total Bonds (Identified Cost, $946,192)		$990,138

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 2.3%
Utilities – Electric Power – 2.3%
Great Plains Energy, Inc., 12%	24,350	$1,588,594
NextEra Energy, Inc., 7%	39,160	2,026,530
PPL Corp., 8.75%	30,880	1,695,621
PPL Corp., 9.5%	44,200	2,470,780

Total Convertible Preferred Stocks (Identified Cost, $7,341,809)		$7,781,525

CONVERTIBLE BONDS – 1.0%
Cable TV – 0.6%
Virgin Media, Inc., 6.5%, 2016	$1,187,000	$2,123,246

Telecommunications – Wireless – 0.4%
SBA Communications Corp., 4%, 2014	$825,000	$1,157,063

Total Convertible Bonds (Identified Cost, $2,445,752)		$3,280,309

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	192	$192

Total Investments (Identified Cost, $295,991,002)		$331,132,360

OTHER ASSETS, LESS LIABILITIES – 1.2%		3,962,882

Net Assets – 100.0%		$335,095,242

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 3.305%, 2023	1/18/02	$17,189	$23,513
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

5

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	54,033	7/12/11	$77,330	$78,340	$1,010
BUY	EUR	Credit Suisse Group	939,198	7/12/11	1,349,763	1,361,712	11,949
BUY	EUR	Deutsche Bank AG	158,782	7/12/11	227,932	230,214	2,282
BUY	EUR	HSBC Bank	292,755	7/12/11	417,444	424,457	7,013
BUY	EUR	Merrill Lynch International	288,205	7/12/11	410,036	417,858	7,822
BUY	EUR	Morgan Stanley	30,878	7/12/11	44,639	44,769	130
SELL	EUR	Citibank N.A.	69,009	7/12/11	100,345	100,053	292
SELL	EUR	Credit Suisse Group	470,056	7/12/11	687,735	681,519	6,216
SELL	EUR	HSBC Bank	107,786	7/12/11	158,153	156,275	1,878
SELL	GBP	Barclays Bank PLC	5,019,701	7/12/11	8,181,289	8,055,682	125,607
SELL	GBP	Credit Suisse Group	182,521	7/12/11	298,622	292,912	5,710
SELL	GBP	Deutsche Bank AG	4,986,501	7/12/11	8,128,840	8,002,403	126,437
SELL	GBP	HSBC Bank	312,553	7/12/11	505,089	501,589	3,500
SELL	GBP	JPMorgan Chase Bank N.A.	40,583	7/12/11	65,306	65,128	178
SELL	GBP	Merrill Lynch International	122,232	7/12/11	200,036	196,159	3,877
SELL	GBP	UBS AG	66,654	7/12/11	109,398	106,967	2,431

							$306,332

Liability Derivatives
SELL	BRL	Barclays Bank PLC	892,000	8/02/11	$555,971	$567,794	$(11,823)
SELL	BRL	Credit Suisse Group	3,641,404	8/02/11-11/04/11	2,259,165	2,295,266	(36,101)
SELL	BRL	Deutsche Bank AG	5,773,000	9/02/11-11/04/11	3,572,177	3,630,949	(58,772)
SELL	BRL	Goldman Sachs International	814,000	8/02/11	508,591	518,144	(9,553)
SELL	BRL	HSBC Bank	5,088,122	8/02/11-11/07/11	3,102,597	3,208,806	(106,209)
SELL	BRL	JPMorgan Chase Bank N.A.	11,072,156	8/02/11-11/04/11	6,832,349	7,017,929	(185,580)
SELL	BRL	Morgan Stanley	2,631,000	8/02/11	1,639,101	1,674,738	(35,637)
SELL	BRL	UBS AG	2,805,000	8/02/11	1,758,661	1,785,496	(26,835)
BUY	EUR	Citibank N.A.	96,354	7/12/11	139,877	139,700	(177)
BUY	EUR	Credit Suisse Group	504,673	7/12/11	737,631	731,709	(5,922)
BUY	EUR	Merrill Lynch International	83,773	7/12/11	122,149	121,460	(689)
SELL	EUR	Barclays Bank PLC	30,380	7/12/11	43,072	44,047	(975)
SELL	EUR	Credit Suisse Group	1,058,516	7/12/11	1,519,256	1,534,707	(15,451)
SELL	EUR	Deutsche Bank AG	2,564,746	7/12/11	3,659,695	3,718,541	(58,846)
SELL	EUR	Goldman Sachs International	61,479	7/12/11	88,125	89,137	(1,012)
SELL	EUR	Merrill Lynch International	143,184	7/12/11	203,842	207,597	(3,755)
SELL	EUR	UBS AG	15,515,424	7/12/11-9/15/11	22,346,947	22,454,971	(108,024)
BUY	GBP	Barclays Bank PLC	192,171	7/12/11	308,869	308,399	(470)
BUY	GBP	Credit Suisse Group	101,554	7/12/11	165,785	162,976	(2,809)
BUY	GBP	HSBC Bank	219,413	7/12/11	356,327	352,117	(4,210)
SELL	GBP	Barclays Bank PLC	28,857	7/12/11	46,072	46,310	(238)

							$(673,088)

At June 30, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

6

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $295,990,810)	$331,132,168
Underlying affiliated funds, at cost and value	192
Total investments, at value (identified cost, $295,991,002)	$331,132,360
Receivables for
Forward foreign currency exchange contracts	306,332
Investments sold	5,387,724
Fund shares sold	566,020
Interest and dividends	1,613,301
Other assets	4,977
Total assets		$339,010,714
Liabilities
Payable to custodian	$585,128
Payables for
Forward foreign currency exchange contracts	673,088
Investments purchased	1,932,573
Fund shares reacquired	633,152
Payable to affiliates
Investment adviser	14,060
Distribution and/or service fees	1,841
Payable for Trustees’ compensation	5,144
Accrued expenses and other liabilities	70,486
Total liabilities		$3,915,472
Net assets		$335,095,242
Net assets consist of
Paid-in capital	$299,714,933
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	34,766,808
Accumulated net realized gain (loss) on investments and foreign currency transactions	(17,219,032)
Undistributed net investment income	17,832,533
Net assets		$335,095,242
Shares of beneficial interest outstanding		14,008,492

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$199,126,474	8,284,833	$24.04
Service Class	135,968,768	5,723,659	23.76

See Notes to Financial Statements

7

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$9,351,531
Interest	107,939
Dividends from underlying affiliated funds	2,179
Foreign taxes withheld	(638,893)
Total investment income		$8,822,756
Expenses
Management fee	$1,213,110
Distribution and/or service fees	163,333
Administrative services fee	54,885
Trustees’ compensation	17,948
Custodian fee	56,608
Shareholder communications	11,992
Auditing fees	23,017
Legal fees	3,766
Miscellaneous	17,061
Total expenses		$1,561,720
Fees paid indirectly	(84)
Net expenses		$1,561,636
Net investment income		$7,261,120
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$17,221,882
Foreign currency transactions	(2,697,478)
Net realized gain (loss) on investments and foreign currency transactions		$14,524,404
Change in unrealized appreciation (depreciation)
Investments	$12,641,403
Translation of assets and liabilities in foreign currencies	(429,888)
Net unrealized gain (loss) on investments and foreign currency translation		$12,211,515
Net realized and unrealized gain (loss) on investments and foreign currency		$26,735,919
Change in net assets from operations		$33,997,039

See Notes to Financial Statements

8

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$7,261,120		$10,151,534
Net realized gain (loss) on investments and foreign currency transactions	14,524,404		14,839,074
Net unrealized gain (loss) on investments and foreign currency translation	12,211,515		13,978,246
Change in net assets from operations	$33,997,039		$38,968,854
Distributions declared to shareholders
From net investment income	$—		$(9,661,054)
Change in net assets from fund share transactions	$(15,583,534)		$(27,695,612)
Total change in net assets	$18,413,505		$1,612,188
Net assets
At beginning of period	316,681,737		315,069,549
At end of period (including undistributed net investment income of $17,832,533 and $10,571,413, respectively)	$335,095,242		$316,681,737

See Notes to Financial Statements

9

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$21.64		$19.61	$15.56	$29.51	$23.25	$18.11
Income (loss) from investment operations
Net investment income (d)	$0.52		$0.67	$0.69	$0.62	$0.58	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	1.88		1.98	4.21	(9.78)	6.02	5.25
Total from investment operations	$2.40		$2.65	$4.90	$(9.16)	$6.60	$5.73
Less distributions declared to shareholders
From net investment income	$—		$(0.62)	$(0.85)	$(0.47)	$(0.34)	$(0.59)
From net realized gain on investments	—		—	—	(4.32)	—	—
Total distributions declared to shareholders	$—		$(0.62)	$(0.85)	$(4.79)	$(0.34)	$(0.59)
Net asset value, end of period	$24.04		$21.64	$19.61	$15.56	$29.51	$23.25
Total return (%) (k)(s)	11.09	(n)	13.90	33.63	(37.16)	28.53	32.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.86	(a)	0.88	0.88	0.86	0.84	0.84
Net investment income	4.57	(a)(l)	3.43	4.14	2.73	2.18	2.41
Portfolio turnover	26		55	70	63	90	93
Net assets at end of period (000 omitted)	$199,126		$191,566	$199,634	$178,805	$381,498	$377,354

See Notes to Financial Statements

10

MFS Utilities Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$21.42		$19.43	$15.41	$29.28	$23.09	$18.01
Income (loss) from investment operations
Net investment income (d)	$0.48		$0.62	$0.63	$0.57	$0.52	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	1.86		1.96	4.18	(9.71)	5.97	5.22
Total from investment operations	$2.34		$2.58	$4.81	$(9.14)	$6.49	$5.64
Less distributions declared to shareholders
From net investment income	$—		$(0.59)	$(0.79)	$(0.41)	$(0.30)	$(0.56)
From net realized gain on investments	—		—	—	(4.32)	—	—
Total distributions declared to shareholders	$—		$(0.59)	$(0.79)	$(4.73)	$(0.30)	$(0.56)
Net asset value, end of period	$23.76		$21.42	$19.43	$15.41	$29.28	$23.09
Total return (%) (k)(s)	10.92	(n)	13.60	33.27	(37.31)	28.24	31.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.11	(a)	1.13	1.13	1.12	1.08	1.09
Net investment income	4.25	(a)(l)	3.20	3.81	2.57	1.93	2.12
Portfolio turnover	26		55	70	63	90	93
Net assets at end of period (000 omitted)	$135,969		$125,116	$115,435	$83,248	$126,288	$78,660

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have been lower by approximately 1.01%.

See Notes to Financial Statements

11

MFS Utilities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

12

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$200,652,617	$—	$—	$200,652,617
Brazil	30,258,974	—	—	30,258,974
United Kingdom	16,278,476	—	—	16,278,476
Portugal	10,396,492	—	—	10,396,492
Spain	9,863,632	—	—	9,863,632
Israel	6,785,653	2,491,111	—	9,276,764
Czech Republic	7,050,119	—	—	7,050,119
Chile	6,928,456	—	—	6,928,456
Russia	5,034,145	—	—	5,034,145
Other Countries	31,122,046	—	—	31,122,046
Corporate Bonds	—	4,246,934	—	4,246,934
Commercial Mortgage-Backed Securities	—	23,513	—	23,513
Mutual Funds	192	—	—	192
Total Investments	$324,370,803	$6,761,558	$—	$331,132,360

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(366,756)	$—	$(366,756)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

13

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$306,332	$(673,088)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$(2,544,880)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(421,007)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to

14

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$9,661,054

15

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$298,973,970
Gross appreciation	47,096,760
Gross depreciation	(14,938,370)
Net unrealized appreciation (depreciation)	$32,158,390

As of 12/31/10
Undistributed ordinary income	10,625,664
Capital loss carryforwards	(28,779,399)
Other temporary differences	1,087
Net unrealized appreciation (depreciation)	19,535,918

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$ (6,272,236)
12/31/17	(22,507,163)
Total	$(28,779,399)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$6,050,884
Service Class	—	3,610,170
Total	$—	$9,661,054

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of

16

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0336% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,630 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $86,358,949 and $95,671,205, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	98,834	$2,278,024	200,012	$3,995,167
Service Class	457,417	10,413,616	790,180	15,356,100
	556,251	$12,691,640	990,192	$19,351,267
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	312,062	$6,050,884
Service Class	—	—	187,736	3,610,170
	—	$—	499,798	$9,661,054
Shares reacquired
Initial Class	(666,501)	$(15,328,524)	(1,838,990)	$(35,813,242)
Service Class	(573,838)	(12,946,650)	(1,078,027)	(20,894,691)
	(1,240,339)	$(28,275,174)	(2,917,017)	$(56,707,933)
Net change
Initial Class	(567,667)	$(13,050,500)	(1,326,916)	$(25,767,191)
Service Class	(116,421)	(2,533,034)	(100,111)	(1,928,421)
	(684,088)	$(15,583,534)	(1,427,027)	$(27,695,612)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused

17

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $1,302 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	759,461	31,871,913	(32,631,182)	192

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,179	$192

18

MFS Utilities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

20

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

21

MFS® Value Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

EIS-SEM

MFS® VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	3.6%
Philip Morris International, Inc.	3.4%
AT&T, Inc.	2.9%
Goldman Sachs Group, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Johnson & Johnson	2.7%
Pfizer, Inc.	2.5%
MetLife, Inc.	2.4%
International Business Machines Corp.	2.4%
Chevron Corp.	2.3%

Equity sectors
Financial Services	21.7%
Health Care	12.7%
Consumer Staples	11.8%
Industrial Goods & Services	11.3%
Energy	8.8%
Technology	6.5%
Utilities & Communications	6.5%
Leisure	5.3%
Basic Materials	3.6%
Special Products & Services	3.3%
Autos & Housing	3.2%
Retailing	3.0%
Transportation	0.6%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.83%	$1,000.00	$1,056.79	$4.23
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,055.11	$5.50
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Aerospace – 8.9%
Honeywell International, Inc.	139,470	$8,311,017
Huntington Ingalls Industries, Inc. (a)	16,438	567,111
Lockheed Martin Corp.	235,047	19,031,756
Northrop Grumman Corp.	98,720	6,846,232
United Technologies Corp.	137,425	12,163,487

		$46,919,603

Alcoholic Beverages – 1.5%
Diageo PLC	387,393	$7,914,836

Automotive – 1.1%
General Motors Co. (a)	43,970	$1,334,929
Johnson Controls, Inc.	107,115	4,462,411

		$5,797,340

Broadcasting – 3.4%
Omnicom Group, Inc.	117,838	$5,675,078
Viacom, Inc., “B”	99,650	5,082,150
Walt Disney Co.	189,762	7,408,309

		$18,165,537

Brokerage & Asset Managers – 0.5%
Blackrock, Inc.	13,791	$2,645,252

Business Services – 3.3%
Accenture PLC, “A”	187,907	$11,353,341
Dun & Bradstreet Corp.	37,087	2,801,552
Western Union Co.	157,465	3,154,024

		$17,308,917

Cable TV – 0.4%
Comcast Corp., “Special A”	89,060	$2,157,924

Chemicals – 2.5%
3M Co.	72,378	$6,865,053
PPG Industries, Inc.	72,677	6,598,345

		$13,463,398

Computer Software – 2.0%
Oracle Corp.	321,973	$10,596,131

Computer Software – Systems – 2.9%
Hewlett-Packard Co.	76,850	$2,797,340
International Business Machines Corp.	72,595	12,453,672

		$15,251,012

Construction – 2.1%
Pulte Homes, Inc. (a)	133,138	$1,019,837
Sherwin-Williams Co.	58,542	4,909,918
Stanley Black & Decker, Inc.	72,276	5,207,486

		$11,137,241

Consumer Products – 0.7%
Avon Products, Inc.	41,390	$1,158,920
Procter & Gamble Co.	39,528	2,512,795

		$3,671,715

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.5%
Danaher Corp.	104,230	$5,523,148
Tyco International Ltd.	49,280	2,435,910

		$7,959,058

Electronics – 1.0%
Intel Corp.	242,262	$5,368,526

Energy – Independent – 3.5%
Apache Corp.	63,475	$7,832,180
EOG Resources, Inc.	38,932	4,070,341
Occidental Petroleum Corp.	65,187	6,782,055

		$18,684,576

Energy – Integrated – 4.7%
Chevron Corp.	118,743	$12,211,530
Exxon Mobil Corp.	112,317	9,140,358
Hess Corp.	45,845	3,427,372

		$24,779,260

Engineering – Construction – 0.2%
Fluor Corp.	15,410	$996,411

Food & Beverages – 5.0%
General Mills, Inc.	203,890	$7,588,786
J.M. Smucker Co.	29,947	2,289,149
Kellogg Co.	74,210	4,105,297
Nestle S.A.	111,016	6,899,299
PepsiCo, Inc.	81,423	5,734,622

		$26,617,153

Food & Drug Stores – 0.6%
CVS Caremark Corp.	88,993	$3,344,357

General Merchandise – 1.6%
Kohl’s Corp.	35,600	$1,780,356
Target Corp.	142,170	6,669,195

		$8,449,551

Insurance – 7.6%
ACE Ltd.	64,410	$4,239,466
Aon Corp.	108,350	5,558,355
Chubb Corp.	57,965	3,629,189
MetLife, Inc.	288,258	12,645,878
Prudential Financial, Inc.	126,387	8,036,949
Travelers Cos., Inc.	107,095	6,252,206

		$40,362,043

Leisure & Toys – 0.7%
Hasbro, Inc.	78,343	$3,441,608

Machinery & Tools – 0.7%
Eaton Corp.	69,090	$3,554,681

Major Banks – 12.6%
Bank of America Corp.	642,540	$7,042,238
Bank of New York Mellon Corp.	401,995	10,299,112
Goldman Sachs Group, Inc.	114,502	15,239,071

4

MFS Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
JPMorgan Chase & Co.	353,412	$14,468,687
PNC Financial Services Group, Inc.	68,395	4,077,026
State Street Corp.	113,115	5,100,355
SunTrust Banks, Inc.	34,750	896,550
Wells Fargo & Co.	345,442	9,693,103

		$66,816,142

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	50,220	$2,968,002

Medical Equipment – 3.6%
Becton, Dickinson & Co.	61,352	$5,286,702
Medtronic, Inc.	182,610	7,035,963
St. Jude Medical, Inc.	82,600	3,938,368
Thermo Fisher Scientific, Inc. (a)	43,125	2,776,819

		$19,037,852

Network & Telecom – 0.6%
Cisco Systems, Inc.	196,920	$3,073,921

Oil Services – 0.6%
Transocean, Inc.	51,490	$3,324,194

Other Banks & Diversified Financials – 1.0%
MasterCard, Inc., “A”	17,940	$5,406,040

Pharmaceuticals – 8.5%
Abbott Laboratories	198,752	$10,458,330
GlaxoSmithKline PLC	103,465	2,215,190
Johnson & Johnson	215,337	14,324,217
Merck & Co., Inc.	56,132	1,980,898
Pfizer, Inc.	639,888	13,181,693
Roche Holding AG	16,207	2,712,251

		$44,872,579

Railroad & Shipping – 0.6%
Canadian National Railway Co.	37,130	$2,966,687

Restaurants – 0.8%
McDonald’s Corp.	47,070	$3,968,942

Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	60,237	$5,757,452

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	47,620	$2,785,294
Staples, Inc.	98,550	1,557,090

		$4,342,384

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 1.3%
Vodafone Group PLC	2,547,968	$6,759,718

Telephone Services – 2.9%
AT&T, Inc.	492,172	$15,459,123

Tobacco – 4.6%
Altria Group, Inc.	129,332	$3,415,658
Philip Morris International, Inc.	265,825	17,749,135
Reynolds American, Inc.	80,410	2,979,191

		$24,143,984

Utilities – Electric Power – 2.1%
Dominion Resources, Inc.	26,990	$1,302,807
PG&E Corp.	120,328	5,057,386
PPL Corp.	62,382	1,736,091
Public Service Enterprise Group, Inc.	90,873	2,966,095

		$11,062,379

Total Common Stocks (Identified Cost, $464,637,282)		$518,545,529

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 9.5% (Identified Cost, $867,000)	17,340	$969,306

MONEY MARKET FUNDS (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	7,623,515	$7,623,515

Total Investments (Identified Cost, $473,127,797)		$527,138,350

OTHER ASSETS, LESS LIABILITIES – 0.3%		1,393,198

Net Assets – 100.0%		$528,531,548

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $465,504,282)	$519,514,835
Underlying affiliated funds, at cost and value	7,623,515
Total investments, at value (identified cost, $473,127,797)	$527,138,350
Cash	10,736
Receivables for
Investments sold	1,699,326
Fund shares sold	925,673
Interest and dividends	987,583
Other assets	8,727
Total assets		$530,770,395
Liabilities
Payables for
Investments purchased	$1,511,403
Fund shares reacquired	616,147
Payable to affiliates
Investment adviser	22,313
Distribution and/or service fees	3,125
Payable for Trustees’ compensation	8,539
Accrued expenses and other liabilities	77,320
Total liabilities		$2,238,847
Net assets		$528,531,548
Net assets consist of
Paid-in capital	$417,530,349
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	54,009,918
Accumulated net realized gain (loss) on investments and foreign currency transactions	45,172,078
Undistributed net investment income	11,819,203
Net assets		$528,531,548
Shares of beneficial interest outstanding		36,121,475

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$297,851,562	20,265,741	$14.70
Service Class	230,679,986	15,855,734	14.55
See Notes to Financial Statements

6

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$6,471,090
Interest	2,372
Dividends from underlying affiliated funds	3,327
Foreign taxes withheld	(57,099)
Total investment income		$6,419,690
Expenses
Management fee	$2,005,428
Distribution and/or service fees	291,701
Administrative services fee	89,900
Trustees’ compensation	30,142
Custodian fee	29,632
Shareholder communications	12,719
Auditing fees	21,926
Legal fees	3,766
Miscellaneous	21,512
Total expenses		$2,506,726
Net investment income		$3,912,964
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$16,562,304
Foreign currency transactions	19,789
Net realized gain (loss) on investments and foreign currency transactions		$16,582,093
Change in unrealized appreciation (depreciation)
Investments	$8,755,512
Translation of assets and liabilities in foreign currencies	(5,213)
Net unrealized gain (loss) on investments and foreign currency translation		$8,750,299
Net realized and unrealized gain (loss) on investments and foreign currency		$25,332,392
Change in net assets from operations		$29,245,356

See Notes to Financial Statements

7

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$3,912,964	$7,897,225
Net realized gain (loss) on investments and foreign currency transactions	16,582,093	46,359,089
Net unrealized gain (loss) on investments and foreign currency translation	8,750,299	4,702,652
Change in net assets from operations	$29,245,356	$58,958,966
Distributions declared to shareholders
From net investment income	$—	$(6,932,160)
Change in net assets from fund share transactions	$(31,938,123)	$(17,191,538)
Total change in net assets	$(2,692,767)	$34,835,268
Net assets
At beginning of period	531,224,315	496,389,047
At end of period (including undistributed net investment income of $11,819,203 and $7,906,239, respectively)	$528,531,548	$531,224,315

See Notes to Financial Statements

8

MFS Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.91		$12.64	$10.70	$18.78	$18.70	$16.30
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.22	$0.25	$0.27	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.68		1.25	1.92	(5.50)	1.22	3.04
Total from investment operations	$0.79		$1.45	$2.14	$(5.25)	$1.49	$3.32
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.20)	$(0.30)	$(0.30)	$(0.27)
From net realized gain on investments	—		—	—	(2.53)	(1.11)	(0.65)
Total distributions declared to shareholders	$—		$(0.18)	$(0.20)	$(2.83)	$(1.41)	$(0.92)
Net asset value, end of period	$14.70		$13.91	$12.64	$10.70	$18.78	$18.70
Total return (%) (k)(s)	5.68	(n)	11.51	20.49	(32.64)	7.92	20.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.83	(a)	0.84	0.85	0.84	0.83	0.86
Net investment income	1.57	(a)	1.59	1.98	1.75	1.40	1.62
Portfolio turnover	9		34	27	44	25	26
Net assets at end of period (000 omitted)	$297,852		$298,799	$268,001	$146,011	$267,967	$323,094

See Notes to Financial Statements

9

MFS Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.79		$12.54	$10.61	$18.66	$18.59	$16.21
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.19	$0.22	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.23	1.91	(5.48)	1.22	3.02
Total from investment operations	$0.76		$1.40	$2.10	$(5.26)	$1.44	$3.25
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.17)	$(0.26)	$(0.26)	$(0.22)
From net realized gain on investments	—		—	—	(2.53)	(1.11)	(0.65)
Total distributions declared to shareholders	$—		$(0.15)	$(0.17)	$(2.79)	$(1.37)	$(0.87)
Net asset value, end of period	$14.55		$13.79	$12.54	$10.61	$18.66	$18.59
Total return (%) (k)(s)	5.51	(n)	11.22	20.30	(32.87)	7.67	20.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.08	(a)	1.09	1.10	1.09	1.08	1.11
Net investment income	1.32	(a)	1.33	1.73	1.62	1.16	1.37
Portfolio turnover	9		34	27	44	25	26
Net assets at end of period (000 omitted)	$230,680		$232,425	$228,388	$165,519	$141,584	$141,334

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active

11

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$519,514,835	$—	$—	$519,514,835
Mutual Funds	7,623,515	—	—	7,623,515
Total Investments	$527,138,350	$—	$—	$527,138,350

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character.

12

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$6,932,160

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$474,019,908
Gross appreciation	72,309,678
Gross depreciation	(19,191,236)
Net unrealized appreciation (depreciation)	$53,118,442

As of 12/31/10
Undistributed ordinary income	9,457,518
Undistributed long-term capital gain	33,776,193
Capital loss carryforwards	(5,844,924)
Other temporary differences	4,578
Net unrealized appreciation (depreciation)	44,362,478

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/15	$(5,469,246)
12/31/16	(375,678)
Total	$(5,844,924)

The availability of a portion of the capital loss carryforwards, which were acquired on June 26, 2009 in connection with the MFS Strategic Value Portfolio Merger and on December 4, 2009 in connection with the MFS Mid Cap Value Portfolio merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$4,231,627
Service Class	—	2,700,533
Total	$—	$6,932,160

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

13

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0336% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,358 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $46,595,820 and $78,142,547, respectively.

14

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	944,132	$13,760,348	7,430,622	$93,805,921
Service Class	375,675	5,417,770	1,125,101	13,970,482
	1,319,807	$19,178,118	8,555,723	$107,776,403
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	314,619	$4,231,627
Service Class	—	—	202,287	2,700,533
	—	$—	516,906	$6,932,160
Shares reacquired
Initial Class	(2,152,037)	$(31,345,257)	(7,467,590)	$(97,638,535)
Service Class	(1,373,155)	(19,770,984)	(2,685,686)	(34,261,566)
	(3,525,192)	$(51,116,241)	(10,153,276)	$(131,900,101)
Net change
Initial Class	(1,207,905)	$(17,584,909)	277,651	$399,013
Service Class	(997,480)	(14,353,214)	(1,358,298)	(17,590,551)
	(2,205,385)	$(31,938,123)	(1,080,647)	$(17,191,538)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $2,146 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,137,996	46,979,725	(43,494,206)	7,623,515

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,327	$7,623,515

15

MFS Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	3.4%
Exxon Mobil Corp.	3.0%
Abbott Laboratories	1.9%
Fluor Corp.	1.7%
Chevron Corp.	1.7%
Danaher Corp.	1.7%
JPMorgan Chase & Co.	1.7%
International Business Machines Corp.	1.5%
Oracle Corp.	1.5%
EMC Corp.	1.4%

Equity sectors (i)
Financial Services	15.9%
Technology	15.3%
Health Care	12.0%
Energy	11.4%
Industrial Goods & Services	8.3%
Consumer Staples	7.4%
Utilities & Communications	6.3%
Retailing	6.2%
Leisure	5.9%
Basic Materials	4.8%
Transportation	2.2%
Special Products & Services	2.1%
Autos & Housing	1.4%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.86%	$1,000.00	$1,052.71	$4.38
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
Service Class	Actual	1.11%	$1,000.00	$1,050.96	$5.64
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.88% and 1.13% for the Initial Class and the Service Class, respectively; the actual expenses paid during the period would have been approximately $4.48 and $5.75 for the Initial Class and the Service Class, respectively; and the hypothetical expenses paid during the period would have been approximately $4.41 and $5.66 for the Initial Class and the Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 2.9%
Boeing Co.	5,230	$386,654
Goodrich Corp.	5,410	516,655
Honeywell International, Inc.	17,490	1,042,229
Precision Castparts Corp.	4,230	696,470
Textron, Inc.	16,430	387,912
United Technologies Corp.	15,210	1,346,237

		$4,376,157

Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	7,090	$637,958
Phillips-Van Heusen Corp.	4,090	267,772

		$905,730

Automotive – 0.8%
General Motors Co. (a)	29,400	$892,584
Magna International, Inc.	5,910	319,376

		$1,211,960

Biotechnology – 1.8%
Amgen, Inc. (a)	27,930	$1,629,715
Anacor Pharmaceuticals, Inc. (a)	32,290	208,593
Gilead Sciences, Inc. (a)	20,910	865,883

		$2,704,191

Broadcasting – 1.8%
Viacom, Inc., “B”	21,820	$1,112,820
Walt Disney Co.	39,550	1,544,032

		$2,656,852

Brokerage & Asset Managers – 1.3%
Affiliated Managers Group, Inc. (a)	2,830	$287,104
Blackrock, Inc.	923	177,041
Charles Schwab Corp.	18,320	301,364
CME Group, Inc.	1,240	361,572
Cowen Group, Inc. “A” (a)	20,548	77,260
Franklin Resources, Inc.	3,770	494,963
GFI Group, Inc.	46,970	215,592

		$1,914,896

Business Services – 1.6%
Accenture PLC, “A”	9,890	$597,554
FleetCor Technologies, Inc. (a)	25,620	759,377
Jones Lang LaSalle, Inc.	3,640	343,252
Paychex, Inc.	23,860	732,979

		$2,433,162

Cable TV – 1.2%
Comcast Corp., “Special A”	41,020	$993,915
DIRECTV, “A” (a)	16,800	853,776

		$1,847,691

Chemicals – 2.0%
Celanese Corp.	33,780	$1,800,812
Ecolab, Inc.	7,820	440,892

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
Monsanto Co.	10,890	$789,961

		$3,031,665

Computer Software – 4.2%
Autodesk, Inc. (a)	26,020	$1,004,372
Check Point Software Technologies Ltd. (a)	15,990	909,032
Nuance Communications, Inc. (a)	10,440	224,147
Oracle Corp.	66,370	2,184,237
Red Hat, Inc. (a)	20,040	919,836
Symantec Corp. (a)	24,110	475,449
VeriSign, Inc.	18,260	610,980

		$6,328,053

Computer Software – Systems – 6.7%
Apple, Inc. (a)(s)	14,930	$5,011,553
EMC Corp. (a)	77,210	2,127,135
International Business Machines Corp.	13,310	2,283,331
NICE Systems Ltd., ADR (a)	14,230	517,403

		$9,939,422

Construction – 0.5%
Lennox International, Inc.	7,570	$326,040
Owens Corning (a)	12,920	482,562

		$808,602

Consumer Products – 1.3%
Avon Products, Inc.	54,440	$1,524,320
Newell Rubbermaid, Inc.	26,280	414,698

		$1,939,018

Consumer Services – 0.5%
DeVry, Inc.	4,440	$262,537
Priceline.com, Inc. (a)	850	435,140

		$697,677

Electrical Equipment – 2.2%
Danaher Corp.	46,700	$2,474,633
Sensata Technologies Holding B.V. (a)	21,670	815,875

		$3,290,508

Electronics – 2.4%
Advanced Micro Devices, Inc. (a)	156,625	$1,094,809
First Solar, Inc. (a)(l)	7,120	941,762
Hittite Microwave Corp. (a)	2,570	159,109
Linear Technology Corp.	9,380	309,728
Microchip Technology, Inc.	24,860	942,443
Oclaro, Inc. (a)	11,200	75,264

		$3,523,115

Energy – Independent – 3.3%
Apache Corp.	7,870	$971,079
Arch Coal, Inc.	7,700	205,282
Canadian Natural Resources Ltd.	5,220	218,824
CONSOL Energy, Inc.	3,160	153,197

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
EOG Resources, Inc.	8,360	$874,038
Newfield Exploration Co. (a)	6,800	462,536
Occidental Petroleum Corp.	16,440	1,710,418
Peabody Energy Corp.	3,480	205,007
Walter Energy, Inc.	1,560	180,648

		$4,981,029

Energy – Integrated – 5.6%
Chevron Corp.	24,340	$2,503,126
EQT Corp.	5,690	298,839
Exxon Mobil Corp. (s)	55,466	4,513,823
Marathon Oil Corp.	11,970	630,580
QEP Resources, Inc.	10,550	441,307

		$8,387,675

Engineering – Construction – 1.7%
Fluor Corp.	39,670	$2,565,062

Food & Beverages – 3.4%
Bunge Ltd.	4,290	$295,796
Coca-Cola Co.	14,030	944,079
General Mills, Inc.	36,590	1,361,880
Mead Johnson Nutrition Co., “A”	11,580	782,229
PepsiCo, Inc. (s)	24,317	1,712,646

		$5,096,630

Food & Drug Stores – 0.9%
CVS Caremark Corp.	25,440	$956,035
Whole Foods Market, Inc.	6,410	406,715

		$1,362,750

Gaming & Lodging – 0.9%
Carnival Corp.	11,970	$450,431
Las Vegas Sands Corp. (a)	11,310	477,395
Marriott International, Inc., “A”	12,390	439,721

		$1,367,547

General Merchandise – 2.3%
Kohl’s Corp.	25,060	$1,253,251
Target Corp.	44,880	2,105,321

		$3,358,572

Health Maintenance Organizations – 1.1%
Aetna, Inc.	7,510	$331,116
WellPoint, Inc.	15,740	1,239,840

		$1,570,956

Insurance – 4.0%
ACE Ltd.	30,700	$2,020,674
Aflac, Inc.	2,790	130,237
Allied World Assurance Co.	3,820	219,956
Aon Corp.	23,300	1,195,290
Chubb Corp.	10,170	636,744
MetLife, Inc.	19,290	846,252
Prudential Financial, Inc.	8,340	530,341
Willis Group Holdings PLC	9,030	371,223

		$5,950,717

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.0%
Google, Inc., “A” (a)	2,930	$1,483,693

Leisure & Toys – 0.1%
Mattel, Inc.	5,780	$158,892

Machinery & Tools – 1.1%
Finning International, Inc.	17,880	$530,217
Regal Beloit Corp.	5,840	389,937
Thermon Group Holdings, Inc. (a)	18,800	225,600
WABCO Holdings, Inc. (a)	6,090	420,575

		$1,566,329

Major Banks – 4.8%
Bank of America Corp.	117,470	$1,287,471
Bank of New York Mellon Corp.	20,235	518,421
Comerica, Inc.	8,700	300,759
Goldman Sachs Group, Inc.	10,390	1,382,805
JPMorgan Chase & Co. (s)	60,180	2,463,769
KeyCorp	64,450	536,869
SunTrust Banks, Inc.	25,600	660,480

		$7,150,574

Medical & Health Technology & Services – 1.5%
AmerisourceBergen Corp.	12,160	$503,424
Cross Country Healthcare, Inc. (a)	87,870	667,812
Henry Schein, Inc. (a)	3,240	231,952
Medco Health Solutions, Inc. (a)	11,370	642,632
Quest Diagnostics, Inc.	3,980	235,218

		$2,281,038

Medical Equipment – 2.8%
Becton, Dickinson & Co.	6,880	$592,850
Covidien PLC	9,600	511,008
Medtronic, Inc.	23,950	922,793
NxStage Medical, Inc. (a)	10,674	222,233
NxStage Medical, Inc. (a)	38,606	803,777
St. Jude Medical, Inc.	8,970	427,690
Thermo Fisher Scientific, Inc. (a)	10,710	689,617

		$4,169,968

Metals & Mining – 1.0%
Cliffs Natural Resources, Inc.	7,930	$733,128
Teck Resources Ltd., “B”	14,636	743,902

		$1,477,030

Natural Gas – Distribution – 0.4%
AGL Resources, Inc.	13,500	$549,585

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	21,710	$623,728

Network & Telecom – 0.9%
Cisco Systems, Inc.	18,210	$284,258
F5 Networks, Inc. (a)	6,480	714,420
Finisar Corp. (a)	22,330	402,610

		$1,401,288

Oil Services – 2.5%
Cameron International Corp. (a)	20,150	$1,013,343

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – continued
Dresser-Rand Group, Inc. (a)	5,620	$302,075
Halliburton Co.	24,120	1,230,120
Schlumberger Ltd.	13,620	1,176,768

		$3,722,306

Other Banks & Diversified Financials – 3.2%
American Express Co.	5,690	$294,173
Citigroup, Inc.	27,673	1,152,304
Discover Financial Services	8,080	216,140
EuroDekania Ltd. (a)(z)	100,530	258,320
TCF Financial Corp.	45,980	634,524
Visa, Inc., “A”	13,680	1,152,677
Wintrust Financial Corp.	10,790	347,222
Zions Bancorporation	30,110	722,941

		$4,778,301

Pharmaceuticals – 4.8%
Abbott Laboratories	53,070	$2,792,543
Hospira, Inc. (a)	10,040	568,866
Johnson & Johnson	22,190	1,476,079
Pfizer, Inc.	70,452	1,451,311
Teva Pharmaceutical Industries Ltd., ADR	18,380	886,284

		$7,175,083

Pollution Control – 0.5%
Republic Services, Inc.	21,640	$667,594

Precious Metals & Minerals – 0.2%
Goldcorp, Inc.	5,240	$252,935

Printing & Publishing – 0.6%
Moody’s Corp.	21,720	$832,962

Railroad & Shipping – 1.2%
CSX Corp.	33,950	$890,169
Kansas City Southern Co. (a)	14,200	842,486

		$1,732,655

Real Estate – 2.6%
Annaly Mortgage Management, Inc., REIT	40,580	$732,063
Cogdell Spencer, Inc., REIT	50,850	304,591
Entertainment Properties Trust, REIT	32,610	1,522,887
Kilroy Realty Corp., REIT	16,580	654,744
Mack-Cali Realty Corp., REIT	18,700	615,978

		$3,830,263

Restaurants – 1.3%
McDonald’s Corp.	22,710	$1,914,907

Specialty Chemicals – 1.6%
Airgas, Inc.	20,760	$1,454,030
Valspar Corp.	9,490	342,209
W. R. Grace & Co. (a)	12,400	565,812

		$2,362,051

Specialty Stores – 2.4%
Abercrombie & Fitch Co., “A”	6,310	$422,265
Amazon.com, Inc. (a)	5,930	1,212,626
Dick’s Sporting Goods, Inc. (a)	7,200	276,840

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
PetSmart, Inc.	10,470	$475,024
Tiffany & Co.	9,710	762,429
Urban Outfitters, Inc. (a)	13,550	381,433

		$3,530,617

Telecommunications – Wireless – 0.3%
SBA Communications Corp. (a)	10,800	$412,452

Telephone Services – 2.5%
American Tower Corp., “A” (a)	14,770	$772,914
AT&T, Inc.	53,650	1,685,146
CenturyLink, Inc.	11,108	449,096
Verizon Communications, Inc.	21,490	800,073

		$3,707,229

Tobacco – 2.7%
Altria Group, Inc.	64,030	$1,691,032
Philip Morris International, Inc.	24,460	1,633,194
Reynolds American, Inc.	18,710	693,205

		$4,017,431

Trucking – 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	6,310	$375,508
Expeditors International of Washington, Inc.	13,480	690,041
Swift Transportation Co. (a)	32,280	437,394

		$1,502,943

Utilities – Electric Power – 2.1%
American Electric Power Co., Inc.	19,200	$723,456
Calpine Corp. (a)	16,220	261,629
CMS Energy Corp.	29,680	584,399
PG&E Corp.	11,400	479,142
Public Service Enterprise Group, Inc.	18,130	591,763
Wisconsin Energy Corp.	16,940	531,069

		$3,171,458

Total Common Stocks (Identified Cost, $130,922,533)		$146,722,949

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 9.5%	8,010	$447,759
PPL Corp., 8.75%	7,350	403,589

Total Convertible Preferred Stocks (Identified Cost, $780,978)		$851,348

Issuer/Expiration Date/ Strike Price	Number of Contracts

CALL OPTIONS PURCHASED – 0.0%
Construction – 0.0%
Lennar Corp., “A” – August 2011 @ $20	96	$2,304

Network & Telecom – 0.0%
Finisar Corp. – July 2011 @ $26	108	$540

Total Call Options Purchased (Premiums Paid, $10,020)		$2,844

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	1,336,757	$1,336,757

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	687,303	$687,303

Total Investments (Identified Cost, $133,737,591)		$149,601,201

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)

PUT OPTIONS WRITTEN – 0.0%
Construction – 0.0%
Lennar Corp., “A” – August 2011 @ $16	(96)	$(2,112)

Network & Telecom – 0.0%
Finisar Corp. – July 2011 @ $18	(108)	$(7,560)

Total Put Options Written (Premiums Received, $11,244)		$(9,672)

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(621,001)

Net Assets – 100.0%		$148,980,200

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for written options. At June 30, 2011, the value of securities pledged amounted to $638,129.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$258,320
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $132,400,834)	$148,264,444
Underlying affiliated funds, at cost and value	1,336,757
Total investments, at value, including $687,407 of securities on loan (identified cost, $133,737,591)	$149,601,201
Deposits with brokers for securities sold short	4,698
Receivables for
Investments sold	590,890
Fund shares sold	34,249
Interest and dividends	208,511
Other assets	2,380
Total assets		$150,441,929
Liabilities
Payables for
Investments purchased	$585,285
Fund shares reacquired	127,702
Written options outstanding, at value (premiums received, $11,244)	9,672
Collateral for securities loaned, at value	687,303
Payable to affiliates
Investment adviser	6,309
Distribution and/or service fees	534
Payable for Trustees’ compensation	2,403
Accrued expenses and other liabilities	42,521
Total liabilities		$1,461,729
Net assets		$148,980,200
Net assets consist of
Paid-in capital	$162,156,903
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	15,865,236
Accumulated net realized gain (loss) on investments and foreign currency transactions	(30,936,786)
Undistributed net investment income	1,894,847
Net assets		$148,980,200
Shares of beneficial interest outstanding		9,968,772

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$109,516,690	7,311,327	$14.98
Service Class	39,463,510	2,657,445	14.85

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$1,308,389
Interest	6,966
Dividends from underlying affiliated funds	499
Foreign taxes withheld	(4,679)
Total investment income		$1,311,175
Expenses
Management fee	$563,284
Distribution and/or service fees	48,114
Administrative services fee	25,518
Trustees’ compensation	8,385
Custodian fee	13,628
Shareholder communications	8,152
Auditing fees	22,906
Legal fees	3,766
Dividend and interest expense on securities sold short	5,195
Miscellaneous	8,784
Total expenses		$707,732
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(9,966)
Net expenses		$697,762
Net investment income		$613,413
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,192,671
Foreign currency transactions	(90)
Net realized gain (loss) on investments and foreign currency transactions		$6,192,581
Change in unrealized appreciation (depreciation)
Investments	$417,577
Written options	1,572
Securities sold short	381,854
Translation of assets and liabilities in foreign currencies	17
Net unrealized gain (loss) on investments and foreign currency translation		$801,020
Net realized and unrealized gain (loss) on investments and foreign currency		$6,993,601
Change in net assets from operations		$7,607,014

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$613,413		$1,282,859
Net realized gain (loss) on investments and foreign currency transactions	6,192,581		11,131,795
Net unrealized gain (loss) on investments and foreign currency translation	801,020		10,012,685
Change in net assets from operations	$7,607,014		$22,427,339
Distributions declared to shareholders
From net investment income	$—		$(1,519,015)
Change in net assets from fund share transactions	$(6,566,781)		$(15,874,134)
Total change in net assets	$1,040,233		$5,034,190
Net assets
At beginning of period	147,939,967		142,905,777
At end of period (including undistributed net investment income of $1,894,847 and $1,281,435, respectively)	$148,980,200		$147,939,967

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$14.23		$12.27	$9.43	$16.52	$17.13	$15.15
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.13	$0.16	$0.11	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		1.98	2.89	(6.11)	1.41	1.99
Total from investment operations	$0.75		$2.10	$3.02	$(5.95)	$1.52	$2.07
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.18)	$(0.09)	$(0.09)	$(0.09)
From net realized gain on investments	—		—	—	(1.05)	(2.04)	—
Total distributions declared to shareholders	$—		$(0.14)	$(0.18)	$(1.14)	$(2.13)	$(0.09)
Net asset value, end of period	$14.98		$14.23	$12.27	$9.43	$16.52	$17.13
Total return (%) (k)(r)(s)	5.27	(n)	17.22	32.74	(38.63)	8.71	13.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.90	0.89	0.88	0.86	0.91
Expenses after expense reductions (f)	0.86	(a)	0.86	0.85	0.85	N/A	0.91
Net investment income	0.88	(a)	0.98	1.28	1.22	0.65	0.53
Portfolio turnover	29		69	91	109	156	122
Net assets at end of period (000 omitted)	$109,517		$112,121	$109,322	$97,648	$212,063	$80,024
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.86	(a)	0.85	0.85	N/A	N/A	N/A

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$14.13		$12.19	$9.36	$16.42	$17.05	$15.09
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.10	$0.13	$0.07	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.97	2.88	(6.08)	1.39	1.98
Total from investment operations	$0.72		$2.06	$2.98	$(5.95)	$1.46	$2.02
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.06)	$(0.05)	$(0.06)
From net realized gain on investments	—		—	—	(1.05)	(2.04)	—
Total distributions declared to shareholders	$—		$(0.12)	$(0.15)	$(1.11)	$(2.09)	$(0.06)
Net asset value, end of period	$14.85		$14.13	$12.19	$9.36	$16.42	$17.05
Total return (%) (k)(r)(s)	5.10	(n)	16.95	32.44	(38.79)	8.40	13.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.15	1.14	1.13	1.11	1.16
Expenses after expense reductions (f)	1.11	(a)	1.11	1.10	1.10	N/A	1.16
Net investment income	0.64	(a)	0.73	1.02	1.00	0.41	0.29
Portfolio turnover	29		69	91	109	156	122
Net assets at end of period (000 omitted)	$39,464		$35,819	$33,583	$21,684	$34,932	$12,675
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.11	(a)	1.10	1.10	N/A	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the total return for the year ended December 31, 2008 would be lower by approximately 1.32%.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$142,718,075	$222,773	$—	$142,940,848
Israel	2,312,719	—	—	2,312,719
Canada	2,065,254	—	—	2,065,254
United Kingdom	—	—	258,320	258,320
Mutual Funds	2,024,060	—	—	2,024,060
Total Investments	$149,120,108	$222,773	$258,320	$149,601,201

Other Financial Instruments
Written Options	$(9,672)	—	—	$(9,672)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/10	$154,875
Change in unrealized appreciation	103,445
Balance as of 6/30/11	$258,320

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2011 is $103,445.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options & purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$2,844	$—
Equity	Written Equity Options	—	(9,672)
Total		$2,844	$(9,672)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)
Equity	$(23,162)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(7,176)	$1,572

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options and used the premium to purchase call options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	204	11,244
Options closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	204	$11,244

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2011, this expense amounted to $5,195. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2011, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$1,519,015

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$133,997,684
Gross appreciation	21,300,790
Gross depreciation	(5,697,273)
Net unrealized appreciation (depreciation)	$15,603,517
As of 12/31/10
Undistributed ordinary income	1,281,435
Capital loss carryforwards	(36,964,571)
Other temporary differences	(381,817)
Net unrealized appreciation (depreciation)	15,281,237

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(20,593,645)
12/31/17	(16,370,926)
Total	$(36,964,571)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,210,524
Service Class	—	308,491
Total	$—	$1,519,015

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses did not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement terminated on April 30, 2011. For the period January 1, 2011 through April 30, 2011, this reduction amounted to $9,966 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.034% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,227 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $43,704,420 and $50,631,981, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	36,075	$534,056	120,904	$1,459,987
Service Class	299,360	4,403,269	344,200	4,323,006
	335,435	$4,937,325	465,104	$5,782,993
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	91,292	$1,210,524
Service Class	—	—	23,406	308,491
	—	$—	114,698	$1,519,015
Shares reacquired
Initial Class	(601,334)	$(8,904,714)	(1,244,574)	$(15,747,976)
Service Class	(176,877)	(2,599,392)	(587,843)	(7,428,166)
	(778,211)	$(11,504,106)	(1,832,417)	$(23,176,142)
Net change
Initial Class	(565,259)	$(8,370,658)	(1,032,378)	$(13,077,465)
Service Class	122,483	1,803,878	(220,237)	(2,796,669)
	(442,776)	$(6,566,781)	(1,252,615)	$(15,874,134)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee

19

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

and interest expense were $607 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60	14,001,016	(12,664,319)	1,336,757

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$499	$1,336,757

20

MFS Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

21

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

22

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

23

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	38.6%
High Yield Corporates	30.3%
Non-U.S. Government Bonds	15.2%
Emerging Markets Bonds	6.0%
Commercial Mortgage-Backed Securities	2.5%
U.S. Government Agencies	1.4%
Collateralized Debt Obligations	0.9%
Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.5%
Floating Rate Loans	0.2%
U.S. Treasury Securities	(0.3)%

Composition including fixed income credit quality (a)(i)
AAA	8.2%
AA	11.9%
A	14.7%
BBB	26.4%
BB	13.7%
B	13.4%
CCC	5.0%
CC	0.3%
C	0.1%
D	0.1%
Federal Agencies	2.0%
Not Rated	0.1%
Non-Fixed Income	0.7%
Cash & Other	3.4%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	7.4 yrs.

Issuer country weightings (i)(x)
United States	64.8%
Japan	4.5%
France	3.4%
Canada	3.1%
United Kingdom	3.1%
Italy	2.5%
Germany	2.4%
Netherlands	2.1%
Brazil	1.5%
Other Countries	12.6%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.90%	$1,000.00	$1,036.47	$4.54
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,035.68	$5.80
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.0%
Aerospace – 0.7%
BE Aerospace, Inc., 8.5%, 2018	$45,000	$49,077
Bombardier, Inc., 7.5%, 2018 (n)	85,000	95,200
Bombardier, Inc., 7.75%, 2020 (n)	25,000	28,125
CPI International Acquisition, Inc., 8%, 2018 (n)	55,000	51,975
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	65,000	50,863
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	85,000	87,975

		$363,215

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.602%, 2013	$151,785	$143,437

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$50,000	$53,375
Phillips-Van Heusen Corp., 7.375%, 2020	55,000	58,850

		$112,225

Asset-Backed & Securitized – 3.9%
Anthracite Ltd., CDO, 6%, 2037 (z)	$200,000	$150,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.058%, 2045 (d)(z)	147,857	5,544
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040 (z)	180,426	100,914
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	160,000	160,880
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	79,012	82,005
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018 (z)	138,023	126,981
Crest Ltd., CDO, 7%, 2040 (a)	289,402	14,470
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	116,486	116,686
Falcon Franchise Loan LLC, FRN, 3.305%, 2023 (i)(z)	320,712	19,243
Falcon Franchise Loan LLC, FRN, 3.948%, 2025 (i)(z)	412,009	55,951
First Union-Lehman Brothers Bank of America, FRN, 0.561%, 2035 (i)	1,976,946	33,213
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	75,471	77,712
GMAC LLC, FRN, 6.02%, 2033 (z)	162,714	168,698
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	156,741
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)	1,496,203	41,146
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013 (z)	411,000	412,724
Salomon Brothers Mortgage Securities, Inc., FRN, 7.285%, 2032 (z)	210,129	224,118

		$1,947,026

Automotive – 1.7%
Accuride Corp., 9.5%, 2018	$80,000	$85,600
Allison Transmission, Inc., 7.125%, 2019 (n)	75,000	72,938

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Ford Motor Credit Co. LLC, 12%, 2015	$230,000	$285,227
General Motors Financial Co., Inc., 6.75%, 2018 (z)	70,000	70,175
Harley-Davidson Financial Services, 3.875%, 2016 (n)	190,000	193,239
RCI Banque S.A., 4.6%, 2016 (n)	140,000	143,013

		$850,192

Banks & Diversified Financials (Covered Bonds) – 0.5%
Bank of Nova Scotia, 1.45%, 2013 (n)	$240,000	$242,755

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$55,000	$60,225

Broadcasting – 2.7%
Allbritton Communications Co., 8%, 2018	$45,000	$45,788
CBS Corp., 5.75%, 2020	40,000	43,353
Citadel Broadcasting Corp., 7.75%, 2018 (n)	5,000	5,313
Clear Channel Communications, Inc., 9%, 2021 (z)	20,000	19,150
EH Holding Corp., 7.625%, 2021 (z)	10,000	10,200
Gray Television, Inc., 10.5%, 2015	15,000	15,600
Intelsat Bermuda Ltd., 11.25%, 2017	60,000	64,425
Intelsat Jackson Holdings Ltd., 9.5%, 2016	180,000	188,775
Lamar Media Corp., “C”, 6.625%, 2015	55,000	55,619
LBI Media, Inc., 8.5%, 2017 (z)	55,000	43,175
Liberty Media Corp., 8.5%, 2029	45,000	43,425
Local TV Finance LLC, 9.25%, 2015 (p)(z)	76,186	76,281
NBC Universal, Inc., 5.95%, 2041 (n)	161,000	163,720
Newport Television LLC, 13%, 2017 (n)(p)	23,351	23,178
News America, Inc., 6.4%, 2035	220,000	230,069
News America, Inc., 6.9%, 2039	47,000	51,757
Salem Communications Corp., 9.625%, 2016	7,000	7,376
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	27,438
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,250
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	35,175
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	30,000	33,075
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	78,375
Univision Communications, Inc., 6.875%, 2019 (n)	70,000	69,300
Univision Communications, Inc., 7.875%, 2020 (n)	20,000	20,500

		$1,356,317

Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$40,000	$40,200
E*TRADE Financial Corp., 12.5%, 2017	25,000	29,250
TD AMERITRADE Holding Corp., 5.6%, 2019	310,000	332,326

		$401,776

Building – 1.4%
Associated Materials LLC, 9.125%, 2017 (z)	$15,000	$14,963
Building Materials Holding Corp., 6.875%, 2018 (n)	20,000	20,400

4

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – continued
Building Materials Holding Corp., 7%, 2020 (n)	$20,000	$20,950
Building Materials Holding Corp., 6.75%, 2021 (n)	20,000	20,100
CRH PLC, 8.125%, 2018	120,000	142,311
Lafarge S.A., 6.15%, 2011	330,000	330,446
Nortek, Inc., 10%, 2018 (n)	10,000	10,000
Nortek, Inc., 8.5%, 2021 (n)	80,000	74,000
Owens Corning, 9%, 2019	65,000	77,636

		$710,806

Business Services – 0.5%
First Data Corp., 12.625%, 2021 (n)	$25,000	$26,750
Interactive Data Corp., 10.25%, 2018 (n)	50,000	54,375
Iron Mountain, Inc., 6.625%, 2016	60,000	60,000
SunGard Data Systems, Inc., 10.25%, 2015	91,000	94,185
SunGard Data Systems, Inc., 7.375%, 2018	20,000	20,000
SunGard Data Systems, Inc., 7.625%, 2020	10,000	10,100

		$265,410

Cable TV – 2.7%
AMC Networks, Inc., 7.75%, 2021 (z)	$9,000	$9,405
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	10,000	10,313
Cablevision Systems Corp., 8.625%, 2017	35,000	37,931
CCH II LLC, 13.5%, 2016	55,000	64,763
CCO Holdings LLC, 7.875%, 2018	85,000	89,569
CCO Holdings LLC, 8.125%, 2020	30,000	32,400
Cequel Communications Holdings, 8.625%, 2017 (n)	15,000	15,600
Charter Communications Operating LLC, 10.875%, 2014 (n)	35,000	38,500
CSC Holdings LLC, 8.5%, 2014	80,000	88,600
CSC Holdings LLC, 8.5%, 2015	25,000	27,000
DIRECTV Holdings LLC, 5.875%, 2019	70,000	77,635
Insight Communications Co., Inc., 9.375%, 2018 (n)	40,000	43,900
Mediacom LLC, 9.125%, 2019	45,000	47,475
Myriad International Holdings B.V., 6.375%, 2017 (n)	128,000	138,240
TCI Communications, Inc., 9.8%, 2012	245,000	257,642
Time Warner Cable, Inc., 8.25%, 2019	190,000	236,968
Videotron LTEE, 6.875%, 2014	21,000	21,236
Virgin Media Finance PLC, 9.125%, 2016	100,000	105,250

		$1,342,427

Chemicals – 2.1%
Celanese U.S. Holdings LLC, 6.625%, 2018	$85,000	$89,675
Dow Chemical Co., 8.55%, 2019	260,000	335,255
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	70,000	72,800
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020	10,000	10,250
Huntsman International LLC, 8.625%, 2021	80,000	87,000
Lyondell Chemical Co., 11%, 2018	143,356	160,559
Momentive Performance Materials, Inc., 12.5%, 2014	65,000	70,688

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Momentive Performance Materials, Inc., 11.5%, 2016	$66,000	$70,290
Polypore International, Inc., 7.5%, 2017	50,000	52,875
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	103,098

		$1,052,490

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040 (n)	$103,000	$104,152
Syniverse Holdings, Inc., 9.125%, 2019 (n)	35,000	36,400

		$140,552

Computer Software – Systems – 0.2%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$45,000	$49,163
Eagle Parent, Inc., 8.625%, 2019 (z)	25,000	24,094

		$73,257

Conglomerates – 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$50,000	$52,500
Griffon Corp., 7.125%, 2018 (n)	50,000	50,188
Pinafore LLC, 9%, 2018 (n)	85,000	91,588

		$194,276

Consumer Products – 0.5%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,581
Easton-Bell Sports, Inc., 9.75%, 2016	45,000	49,613
Elizabeth Arden, Inc., 7.375%, 2021	35,000	36,444
Libbey Glass, Inc., 10%, 2015	41,000	44,485
Visant Corp., 10%, 2017	40,000	41,400
Whirlpool Corp., 8%, 2012	91,000	96,149

		$273,672

Consumer Services – 0.9%
Realogy Corp., 10.5%, 2014	$15,000	$14,850
Realogy Corp., 11.5%, 2017	45,000	45,675
Service Corp. International, 7%, 2017	135,000	145,463
Service Corp. International, 7%, 2019	10,000	10,525
Western Union Co., 5.4%, 2011	230,000	234,146

		$450,659

Containers – 0.7%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$35,000	$35,919
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	15,000	16,688
Greif, Inc., 6.75%, 2017	125,000	130,000
Owens-Illinois, Inc., 7.375%, 2016	35,000	38,063
Packaging Dynamics Corp., 8.75%, 2016 (z)	20,000	20,300
Reynolds Group, 8.25%, 2021 (n)	130,000	121,550

		$362,520

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$230,169
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	68,187
ManTech International Corp., 7.25%, 2018	60,000	62,700

		$361,056

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 0.3%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$22,000	$24,420
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	35,000	37,713
Jabil Circuit, Inc., 7.75%, 2016	50,000	55,375
Sensata Technologies B.V., 6.5%, 2019 (z)	45,000	44,888

		$162,396

Emerging Market Quasi-Sovereign – 2.3%
Banco do Brasil S.A., 5.875%, 2022 (z)	$277,000	$273,953
IIRSA Norte Finance Ltd., 8.75%, 2024	127,077	143,152
Petrobras International Finance Co., 7.875%, 2019	117,000	141,677
Petrobras International Finance Co., 6.75%, 2041	73,000	77,899
Petroleos Mexicanos, 5.5%, 2021	106,000	111,141
Petroleos Mexicanos, 6.5%, 2041 (z)	10,000	10,146
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	210,125	229,036
VEB Finance Ltd., 6.902%, 2020 (n)	132,000	140,791

		$1,127,795

Emerging Market Sovereign – 1.0%
Republic of Argentina, FRN, 0.467%, 2012	$75,725	$73,850
Republic of Hungary, 6.375%, 2021	172,000	181,460
Republic of Philippines, 6.375%, 2034	100,000	109,250
Republic of Poland, 5.125%, 2021	10,000	10,338
Republic of South Africa, 5.5%, 2020	113,000	123,453
United Mexican States, 5.95%, 2019	6,000	6,885
United Mexican States, 5.75%, 2110	10,000	9,325

		$514,561

Energy – Independent – 3.0%
Anadarko Petroleum Corp., 5.95%, 2016	$160,000	$180,094
ATP Oil & Gas Corp., 11.875%, 2015	30,000	30,450
Bill Barrett Corp., 9.875%, 2016	45,000	50,400
Carrizo Oil & Gas, Inc., 8.625%, 2018	45,000	46,350
Chaparral Energy, Inc., 8.875%, 2017	60,000	62,100
Concho Resources, Inc., 8.625%, 2017	35,000	38,150
Concho Resources, Inc., 6.5%, 2022	60,000	60,150
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	25,000	23,750
Continental Resources, Inc., 8.25%, 2019	45,000	49,163
Denbury Resources, Inc., 8.25%, 2020	50,000	54,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	50,000	53,250
Harvest Operations Corp., 6.875%, 2017 (n)	80,000	82,600
LINN Energy LLC, 6.5%, 2019 (z)	15,000	14,850
LINN Energy LLC, 8.625%, 2020	20,000	21,700
LINN Energy LLC, 7.75%, 2021 (n)	37,000	38,480
Newfield Exploration Co., 6.625%, 2014	60,000	60,900
Newfield Exploration Co., 6.625%, 2016	25,000	25,813
Newfield Exploration Co., 6.875%, 2020	20,000	21,250
OPTI Canada, Inc., 9.75%, 2013 (n)	40,000	39,700
OPTI Canada, Inc., 8.25%, 2014 (d)	95,000	39,425
Petrohawk Energy Corp., 7.25%, 2018	20,000	20,525
Pioneer Natural Resources Co., 6.875%, 2018	55,000	59,383
Pioneer Natural Resources Co., 7.5%, 2020	110,000	123,949
QEP Resources, Inc., 6.875%, 2021	95,000	100,225

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Quicksilver Resources, Inc., 9.125%, 2019	$45,000	$49,050
Range Resources Corp., 8%, 2019	35,000	37,975
SandRidge Energy, Inc., 8%, 2018 (n)	80,000	81,600
Talisman Energy, Inc., 7.75%, 2019	20,000	24,374
Whiting Petroleum Corp., 6.5%, 2018	30,000	31,200

		$1,521,356

Energy – Integrated – 1.2%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$46,911
BP Capital Markets PLC, 4.742%, 2021	130,000	134,108
Cenovus Energy, Inc., 4.5%, 2014	60,000	65,118
Hess Corp., 8.125%, 2019	60,000	75,918
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	100,000	112,750
Petro-Canada Financial Partnership, 5%, 2014	170,000	186,539

		$621,344

Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$40,000	$39,600

Entertainment – 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$90,000	$94,950
AMC Entertainment, Inc., 9.75%, 2020 (n)	25,000	25,563
Cinemark USA, Inc., 8.625%, 2019	75,000	82,125

		$202,638

Financial Institutions – 2.7%
CIT Group, Inc., 5.25%, 2014 (n)	$70,000	$69,650
CIT Group, Inc., 7%, 2016	85,000	84,681
CIT Group, Inc., 7%, 2017	235,000	234,413
CIT Group, Inc., 6.625%, 2018 (n)	53,000	55,253
General Electric Capital Corp., 6%, 2019	50,000	55,363
General Electric Capital Corp., 5.5%, 2020 (f)	110,000	117,799
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	75,000	76,875
International Lease Finance Corp., 8.75%, 2017	70,000	76,563
International Lease Finance Corp., 7.125%, 2018 (n)	69,000	73,830
International Lease Finance Corp., 8.25%, 2020	10,000	10,800
Nationstar Mortgage LLC, 10.875%, 2015 (n)	85,000	88,400
ORIX Corp., 5.48%, 2011	200,000	203,057
SLM Corp., 8.45%, 2018	25,000	27,440
SLM Corp., 8%, 2020	95,000	102,011
Springleaf Finance Corp., 6.9%, 2017	100,000	91,750

		$1,367,885

Food & Beverages – 1.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$276,770
ARAMARK Corp., 8.5%, 2015	50,000	51,938
B&G Foods, Inc., 7.625%, 2018	80,000	84,200
Kraft Foods, Inc., 6.125%, 2018	170,000	194,957
Pinnacle Foods Finance LLC, 9.25%, 2015	65,000	67,438
Pinnacle Foods Finance LLC, 10.625%, 2017	20,000	21,325
Pinnacle Foods Finance LLC, 8.25%, 2017	15,000	15,563
TreeHouse Foods, Inc., 7.75%, 2018	45,000	47,813
Tyson Foods, Inc., 6.85%, 2016	120,000	132,600

		$892,604

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041		$180,000	$176,982

Forest & Paper Products – 0.8%
Boise, Inc., 8%, 2020		$45,000	$47,250
Cascades, Inc., 7.75%, 2017		35,000	36,488
Georgia-Pacific Corp., 8%, 2024		40,000	47,502
Georgia-Pacific Corp., 7.25%, 2028		15,000	16,667
Graphic Packaging Holding Co., 7.875%, 2018		30,000	31,800
Inversiones CMPC S.A., 4.75%, 2018 (n)		136,000	135,869
Votorantim Participacoes S.A., 6.75%, 2021 (n)		100,000	106,000

			$421,576

Gaming & Lodging – 2.1%
American Casinos, Inc., 7.5%, 2021 (n)		$35,000	$36,094
Boyd Gaming Corp., 7.125%, 2016		35,000	32,288
Firekeepers Development Authority, 13.875%, 2015 (n)		65,000	75,075
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		95,000	48
GWR Operating Partnership LLP, 10.875%, 2017		25,000	27,063
Harrah’s Operating Co., Inc., 11.25%, 2017		55,000	60,706
Harrah’s Operating Co., Inc., 10%, 2018		4,000	3,450
Harrah’s Operating Co., Inc., 10%, 2018		42,000	37,905
Host Hotels & Resorts, Inc., 6.75%, 2016		45,000	46,463
Host Hotels & Resorts, Inc., 9%, 2017		50,000	56,250
Marriott International, Inc., 5.625%, 2013		120,000	127,985
MGM Mirage, 10.375%, 2014		5,000	5,675
MGM Mirage, 11.125%, 2017		20,000	22,850
MGM Resorts International, 11.375%, 2018		35,000	39,288
MGM Resorts International, 9%, 2020		45,000	49,275
Penn National Gaming, Inc., 8.75%, 2019		50,000	54,375
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		15,000	15,450
Station Casinos, Inc., 6.5%, 2014 (d)		150,000	15
Station Casinos, Inc., 6.875%, 2016 (d)		140,000	14
Wyndham Worldwide Corp., 6%, 2016		90,000	95,578
Wyndham Worldwide Corp., 5.75%, 2018		140,000	144,563
Wyndham Worldwide Corp., 7.375%, 2020		50,000	55,444
Wynn Las Vegas LLC, 7.75%, 2020		50,000	54,313

			$1,040,167

Industrial – 0.4%
Altra Holdings, Inc., 8.125%, 2016		$35,000	$37,800
Mueller Water Products, Inc., 7.375%, 2017		14,000	13,160
Mueller Water Products, Inc., 8.75%, 2020		42,000	45,465
Steelcase, Inc., 6.5%, 2011		117,000	117,653

			$214,078

Insurance – 3.0%
Aflac, Inc., 6.45%, 2040		$120,000	$119,070
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	356,940
ING Groep N.V., 5.775% to 2015, FRN to 2049		$290,000	266,800

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – continued
Metropolitan Life Global Funding, 2.875%, 2012 (n)		$160,000	$163,513
Metropolitan Life Global Funding, 5.125%, 2014 (n)		80,000	87,405
Principal Financial Group, Inc., 8.875%, 2019		130,000	165,363
Prudential Financial, Inc., 6.2%, 2015		130,000	145,540
Unum Group, 7.125%, 2016		160,000	183,654

			$1,488,285

Insurance – Property & Casualty – 2.5%
Aon Corp., 3.5%, 2015		$140,000	$143,899
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	221,514
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	51,275
CNA Financial Corp., 5.875%, 2020		160,000	166,358
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		80,000	106,200
PartnerRe Ltd., 5.5%, 2020		107,000	108,059
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	200,675
Travelers Cos., Inc., 3.9%, 2020		220,000	212,667
USI Holdings Corp., 9.75%, 2015 (z)		40,000	40,100

			$1,250,747

International Market Quasi-Sovereign – 2.8%
Bank of Ireland, 2.75%, 2012 (n)		$130,000	$121,886
Canada Housing Trust, 4.6%, 2011 (n)	CAD	120,000	125,274
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	268,835
ING Bank N.V., 3.9%, 2014 (n)		190,000	203,286
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	336,284
Swedbank AB, 2.8%, 2012 (n)		100,000	101,444
Vestjysk Bank A/S, FRN, 0.795%, 2013 (n)		130,000	130,884
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	106,400

			$1,394,293

International Market Sovereign – 11.8%
Federal Republic of Germany, 3.75%, 2015	EUR	258,000	$396,512
Federal Republic of Germany, 4.25%, 2018	EUR	105,000	167,486
Federal Republic of Germany, 6.25%, 2030	EUR	129,000	251,720
Government of Canada, 4.5%, 2015	CAD	86,000	97,175
Government of Canada, 4.25%, 2018	CAD	45,000	51,196
Government of Canada, 5.75%, 2033	CAD	17,000	23,539
Government of Japan, 1.3%, 2014	JPY	41,700,000	535,465
Government of Japan, 1.7%, 2017	JPY	59,450,000	787,075
Government of Japan, 2.2%, 2027	JPY	19,100,000	253,589
Government of Japan, 2.4%, 2037	JPY	20,100,000	269,394
Kingdom of Belgium, 5.5%, 2017	EUR	113,000	180,134
Kingdom of Spain, 4.6%, 2019	EUR	162,000	225,685
Kingdom of the Netherlands, 3.75%, 2014	EUR	286,000	436,061
Kingdom of the Netherlands, 5.5%, 2028	EUR	36,000	63,356
Republic of Austria, 4.65%, 2018	EUR	139,000	220,438

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Republic of France, 6%, 2025	EUR	111,000	$200,049
Republic of France, 4.75%, 2035	EUR	149,000	235,043
Republic of Ireland, 4.5%, 2020	EUR	50,000	45,498
Republic of Italy, 4.75%, 2013	EUR	284,000	423,662
Republic of Italy, 5.25%, 2017	EUR	379,000	579,340
United Kingdom Treasury, 8%, 2015	GBP	136,000	274,928
United Kingdom Treasury, 8%, 2021	GBP	51,000	114,149
United Kingdom Treasury, 4.25%, 2036	GBP	72,000	115,080

			$5,946,574

Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$162,312
Province of Ontario, 5.45%, 2016		145,000	166,150

			$328,462

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$238,075
Case Corp., 7.25%, 2016		25,000	27,219
Case New Holland, Inc., 7.875%, 2017 (n)		100,000	110,000
Rental Service Corp., 9.5%, 2014		28,000	28,700
RSC Equipment Rental, Inc., 8.25%, 2021		20,000	19,900

			$423,894

Major Banks – 5.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$342,125
Bank of America Corp., 7.375%, 2014		65,000	73,073
Bank of America Corp., 8% to 2018, FRN to 2049		135,000	140,982
Barclays Bank PLC, 5.125%, 2020		130,000	131,942
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	99,414
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	96,500
Commonwealth Bank of Australia, 5%, 2019 (n)		140,000	145,685
Credit Suisse New York, 5.5%, 2014		130,000	142,785
Goldman Sachs Group, Inc., 6%, 2014		90,000	98,727
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)		100,000	99,755
JPMorgan Chase & Co., 4.625%, 2021		140,000	138,867
JPMorgan Chase Capital XXII, 6.45%, 2087		110,000	110,833
JPMorgan Chase Capital XXVII, 7%, 2039		30,000	29,963
Macquarie Group Ltd., 6%, 2020 (n)		171,000	171,471
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	98,242
Morgan Stanley, 6%, 2014		100,000	108,912
Morgan Stanley, 7.3%, 2019		100,000	113,403
Morgan Stanley, 5.625%, 2019		100,000	102,615
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		80,000	72,000
Standard Chartered PLC, 3.85%, 2015 (n)		150,000	155,279
UFJ Finance Aruba AEC, 6.75%, 2013		159,000	174,709
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		78,000	84,240

			$2,731,522

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 3.1%
Biomet, Inc., 10%, 2017	$5,000	$5,450
Biomet, Inc., 10.375%, 2017 (p)	25,000	27,563
Biomet, Inc., 11.625%, 2017	85,000	94,138
Cardinal Health, Inc., 5.8%, 2016	201,000	227,556
CDRT Merger Sub, Inc., 8.125%, 2019 (z)	15,000	15,000
Davita, Inc., 6.375%, 2018	65,000	65,813
Davita, Inc., 6.625%, 2020	20,000	20,350
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	39,594
HCA, Inc., 9.25%, 2016	85,000	90,206
HCA, Inc., 8.5%, 2019	130,000	143,650
HealthSouth Corp., 8.125%, 2020	110,000	118,113
Hospira, Inc., 6.05%, 2017	100,000	113,500
McKesson Corp., 5.7%, 2017	90,000	102,014
Owens & Minor, Inc., 6.35%, 2016	170,000	178,464
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,675
United Surgical Partners International, Inc., 9.25%, 2017 (p)	25,000	26,125
Universal Health Services, Inc., 7%, 2018	20,000	20,600
Universal Hospital Services, Inc., 8.5%, 2015 (p)	85,000	87,550
Universal Hospital Services, Inc., FRN, 3.777%, 2015	20,000	19,200
Vanguard Health Systems, Inc., 8%, 2018	85,000	87,763
VWR Funding, Inc., 10.25%, 2015 (p)	69,500	72,628

		$1,570,952

Metals & Mining – 1.8%
ArcelorMittal, 5.5%, 2021	$310,000	$310,484
Arch Coal, Inc., 7%, 2019 (z)	55,000	54,863
Arch Western Finance LLC, 6.75%, 2013	26,000	26,033
Cloud Peak Energy, Inc., 8.25%, 2017	55,000	58,850
Cloud Peak Energy, Inc., 8.5%, 2019	70,000	75,688
Consol Energy, Inc., 8%, 2017	35,000	38,150
Consol Energy, Inc., 8.25%, 2020	20,000	21,800
Novelis, Inc., 8.375%, 2017	25,000	26,688
Novelis, Inc., 8.75%, 2020	10,000	10,800
Southern Copper Corp., 6.75%, 2040	104,000	101,172
Vale Overseas Ltd., 4.625%, 2020	100,000	99,454
Vale Overseas Ltd., 6.875%, 2039	51,000	55,426

		$879,408

Mortgage-Backed – 0.6%
Fannie Mae, 6.5%, 2032	$111,158	$126,502
Freddie Mac, 4.224%, 2020	146,497	152,411

		$278,913

Natural Gas – Distribution – 0.2%
AmeriGas Partners LP, 7.125%, 2016	$85,000	$87,550

Natural Gas – Pipeline – 1.8%
Crosstex Energy, Inc., 8.875%, 2018	$75,000	$79,875
El Paso Corp., 7%, 2017	75,000	84,853
El Paso Corp., 7.75%, 2032	55,000	63,980
Energy Transfer Equity LP, 7.5%, 2020	85,000	90,100

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	$33,000	$35,723
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	20,000	21,025
Kinder Morgan Energy Partners LP, 5.85%, 2012	143,000	150,681
Kinder Morgan Energy Partners LP, 6.375%, 2041	190,000	194,493
Spectra Energy Capital LLC, 8%, 2019	164,000	200,615

		$921,345

Network & Telecom – 2.2%
AT&T, Inc., 5.5%, 2018	$150,000	$167,299
CenturyLink, Inc., 7.6%, 2039	20,000	19,238
Cincinnati Bell, Inc., 8.25%, 2017	15,000	15,075
Cincinnati Bell, Inc., 8.75%, 2018	40,000	38,000
Citizens Communications Co., 9%, 2031	20,000	20,500
France Telecom, 4.375%, 2014	120,000	129,954
Frontier Communications Corp., 8.125%, 2018	60,000	65,175
Qwest Communications International, Inc., 8%, 2015	20,000	21,750
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	53,688
Qwest Corp., 7.5%, 2014	140,000	156,975
Telefonica S.A., 5.877%, 2019	150,000	157,514
Verizon Communications, Inc., 8.75%, 2018	140,000	182,155
Windstream Corp., 8.125%, 2018	10,000	10,600
Windstream Corp., 7.75%, 2020	70,000	73,325
Windstream Corp., 7.75%, 2021	15,000	15,675

		$1,126,923

Oil Services – 0.3%
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	$75,000	$76,313
Pioneer Drilling Co., 9.875%, 2018	65,000	69,550
Unit Corp., 6.625%, 2021	5,000	5,000

		$150,863

Other Banks & Diversified Financials – 2.9%
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	$100,000	$99,773
Bosphorus Financial Services Ltd., FRN, 2.06%, 2012 (z)	37,500	37,203
Citigroup, Inc., 6.375%, 2014	120,000	132,687
Citigroup, Inc., 6.01%, 2015	100,000	110,044
Citigroup, Inc., 8.5%, 2019	88,000	109,090
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	179,665
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	200,000	200,290
Santander Holdings USA, Inc., 4.625%, 2016	20,000	20,099
Santander UK PLC, 8.963% to 2030, FRN to 2049	103,000	113,815
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	194,429
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	264,600

		$1,461,695

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 1.0%
Celgene Corp., 3.95%, 2020	$160,000	$154,450
Roche Holdings, Inc., 6%, 2019 (n)	200,000	230,432
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	97,921

		$482,803

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$130,000	$137,354

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$6,759	$7,283
McClatchy Co., 11.5%, 2017	30,000	31,875
Nielsen Finance LLC, 11.5%, 2016	26,000	30,420
Nielsen Finance LLC, 7.75%, 2018 (n)	20,000	21,000

		$90,578

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$70,000	$75,075
Kansas City Southern Railway, 6.125%, 2021 (z)	20,000	20,000
Panama Canal Railway Co., 7%, 2026 (n)	92,600	85,118

		$180,193

Real Estate – 1.4%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	$25,000	$22,625
Entertainment Properties Trust, REIT, 7.75%, 2020	45,000	50,738
HCP, Inc., REIT, 5.375%, 2021	141,000	145,431
Kennedy Wilson, Inc., 8.75%, 2019 (n)	30,000	30,188
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	41,830
MPT Operating Partnership, 6.875%, 2021 (n)	30,000	29,475
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	264,165
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	124,739

		$709,191

Retailers – 2.3%
AutoZone, Inc., 6.5%, 2014	$230,000	$257,670
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	35,000	34,650
Limited Brands, Inc., 5.25%, 2014	59,000	61,655
Limited Brands, Inc., 6.9%, 2017	40,000	42,850
Limited Brands, Inc., 6.95%, 2033	20,000	18,400
Macy’s, Inc., 8.125%, 2015	200,000	237,250
Neiman Marcus Group, Inc., 10.375%, 2015	55,000	57,750
QVC, Inc., 7.375%, 2020 (n)	35,000	36,838
Sally Beauty Holdings, Inc., 10.5%, 2016	110,000	117,425
Staples, Inc., 9.75%, 2014	140,000	166,669
Toys “R” Us Property Co. II LLC, 8.5%, 2017	30,000	31,350
Toys “R” Us, Inc., 10.75%, 2017	50,000	55,625
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	15,000	15,038

		$1,133,170

Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$35,000	$37,275
Michaels Stores, Inc., 7.75%, 2018 (n)	35,000	35,088

		$72,363

9

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$150,000	$164,548

Supranational – 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$309,607

Telecommunications – Wireless – 2.3%
American Tower Corp., 4.625%, 2015	$80,000	$84,220
Clearwire Corp., 12%, 2015 (n)	85,000	91,056
Cricket Communications, Inc., 7.75%, 2020	25,000	24,500
Crown Castle International Corp., 9%, 2015	35,000	37,975
Crown Castle International Corp., 7.125%, 2019	130,000	136,825
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	171,306
MetroPCS Wireless, Inc., 7.875%, 2018	45,000	47,644
Nextel Communications, Inc., 7.375%, 2015	45,000	45,000
NII Holdings, Inc., 10%, 2016	50,000	58,000
NII Holdings, Inc., 8.875%, 2019	30,000	33,113
NII Holdings, Inc., 7.625%, 2021	15,000	15,675
Rogers Cable, Inc., 5.5%, 2014	164,000	180,598
Sprint Capital Corp., 6.875%, 2028	25,000	23,688
Sprint Nextel Corp., 8.375%, 2017	55,000	60,431
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	115,000	130,238

		$1,140,269

Telephone Services – 0.0%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$15,000	$15,413

Tobacco – 1.4%
Altria Group, Inc., 9.25%, 2019	$210,000	$273,829
Lorillard Tobacco Co., 8.125%, 2019	63,000	73,379
Lorillard Tobacco Co., 6.875%, 2020	70,000	75,945
Reynolds American, Inc., 6.75%, 2017	240,000	277,098

		$700,251

Transportation – 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$20,000	$20,150

Transportation – Services – 1.0%
ACL I Corp., 10.625%, 2016 (p)(z)	$40,000	$35,618
American Petroleum Tankers LLC, 10.25%, 2015	23,000	24,035
Commercial Barge Line Co., 12.5%, 2017	60,000	67,350
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	207,008
Hertz Corp., 8.875%, 2014	11,000	11,275
Hertz Corp., 7.5%, 2018 (n)	35,000	36,050
Hertz Corp., 7.375%, 2021 (n)	30,000	30,525
Navios Maritime Acquisition Corp., 8.625%, 2017	20,000	19,700
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	25,000	24,625
Navios Maritime Holdings, Inc., 8.875%, 2017	25,000	25,750
Swift Services Holdings, Inc., 10%, 2018	35,000	37,013

		$518,949

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 1.4%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$49,907
Small Business Administration, 4.34%, 2024	197,980	208,785
Small Business Administration, 4.77%, 2024	163,122	173,827
Small Business Administration, 4.625%, 2025	123,761	131,554
Small Business Administration, 5.11%, 2025	114,113	122,917

		$686,990

Utilities – Electric Power – 3.6%
AES Corp., 8%, 2017	$85,000	$90,100
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	156,934
Calpine Corp., 8%, 2016 (n)	55,000	59,400
Calpine Corp., 7.875%, 2020 (n)	65,000	67,925
CMS Energy Corp., 4.25%, 2015	140,000	143,997
Covanta Holding Corp., 7.25%, 2020	35,000	36,608
Duke Energy Corp., 3.35%, 2015	220,000	228,484
Dynegy Holdings, Inc., 7.5%, 2015	20,000	16,300
Dynegy Holdings, Inc., 7.75%, 2019	75,000	54,563
Edison Mission Energy, 7%, 2017	85,000	68,850
EDP Finance B.V., 6%, 2018 (n)	200,000	185,051
Energy Future Holdings Corp., 10%, 2020	65,000	68,995
Energy Future Holdings Corp., 10%, 2020	135,000	143,972
Exelon Generation Co. LLC, 5.2%, 2019	70,000	73,052
FirstEnergy Corp., 6.45%, 2011	9,000	9,168
GenOn Energy, Inc., 9.875%, 2020	80,000	83,600
NRG Energy, Inc., 7.375%, 2017	45,000	47,138
NRG Energy, Inc., 8.25%, 2020	55,000	56,100
PPL WEM Holdings PLC, 3.9%, 2016 (n)	160,000	164,189
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	30,000	29,475

		$1,783,901

Total Bonds (Identified Cost, $45,337,998)		$47,194,431

PREFERRED STOCKS – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., 7% (n)	30	$28,194
Ally Financial, Inc., “A”, 8.5%	3,307	82,774
GMAC Capital Trust I, 8.125% (a)	1,575	40,320

Total Preferred Stocks (Identified Cost, $154,476)		$151,288

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%	1,200	$58,488

Insurance – 0.1%
MetLife, Inc., 5%	640	$52,755

Total Convertible Preferred Stocks (Identified Cost, $112,924)		$111,243

FLOATING RATE LOANS (g)(r) – 0.2%
Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.7%, 2014	$22,362	$21,926

10

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	$20,853	$20,944

		$42,870

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$2,458	$2,521

Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$22,538	$22,064

Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014	$33,978	$33,176

Total Floating Rate Loans (Identified Cost, $89,816)		$100,631

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	1,188	$15,004

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)	9	$24,300

Issuer			Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.1%
American Media Operations, Inc. (a)			1,733	$27,329

Total Common Stocks (Identified Cost, $58,327)				$66,633

	Strike Price	First Exercise
WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $28,491)	$0.01	7/14/10	14	$37,800

MONEY MARKET FUNDS (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value			968,491	$968,491

Total Investments (Identified Cost, $46,750,523)				$48,630,517

OTHER ASSETS, LESS LIABILITIES – 3.2%				1,601,322

Net Assets – 100.0%				$50,231,839

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,722,558, representing 21.4% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$39,341	$35,618
AMC Networks, Inc., 7.75%, 2021	6/22/11	9,000	9,405
American Media, Inc., 13.5%, 2018	12/22/10	6,863	7,283
Anthracite Ltd., CDO, 6%, 2037	5/14/02	183,084	150,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.058%, 2045	9/21/04	5,544	5,544
Arch Coal, Inc., 7%, 2019	6/08/11-6/10/11	55,249	54,863
Associated Materials LLC, 9.125%, 2017	6/09/11	14,664	14,963
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	40,174	39,600
Banco do Brasil S.A., 5.875%, 2022	5/19/11	273,410	273,953

11

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040	3/01/06	$180,426	$100,914
Bosphorus Financial Services Ltd., FRN, 2.06%, 2012	3/08/05	37,500	37,203
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	15,000	15,000
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	160,195	160,880
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	68,854	82,005
Clear Channel Communications, Inc., 9%, 2021	6/08/11	19,178	19,150
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	25,000	23,750
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018	1/21/10	106,239	126,981
EH Holding Corp., 7.625%, 2021	5/17/11	10,000	10,200
Eagle Parent, Inc., 8.625%, 2019	5/11/11-5/24/11	25,285	24,094
Falcon Franchise Loan LLC, FRN, 3.305%, 2023	1/18/02	11,540	19,243
Falcon Franchise Loan LLC, FRN, 3.948%, 2025	1/29/03	35,048	55,951
GMAC LLC, FRN, 6.02%, 2033	11/17/00	157,697	168,698
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11-6/06/11	70,546	70,175
Kansas City Southern Railway, 6.125%, 2021	5/06/11-5/09/11	20,211	20,000
LBI Media, Inc., 8.5%, 2017	7/18/07	54,360	43,175
LINN Energy LLC, 6.5%, 2019	5/10/11	14,886	14,850
Local TV Finance LLC, 9.25%, 2015	11/28/07-2/16/11	74,951	76,281
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	38,649	41,146
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	25,556	24,625
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	20,332	20,300
Petroleos Mexicanos, 6.5%, 2041	5/25/11	9,928	10,146
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013	12/06/04	421,548	412,724
Salomon Brothers Mortgage Securities, Inc., FRN, 7.285%, 2032	1/07/05	215,646	224,118
Sensata Technologies B.V., 6.5%, 2019	5/06/11-5/18/11	45,470	44,888
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	15,000	15,450
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	40,438	40,100
Total Restricted Securities			$2,493,276
% of Net Assets			5.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

SEK	Swedish Krona

12

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Barclays Bank PLC	9,960	7/12/11	$10,130	$10,326	$196
BUY	EUR	Citibank N.A.	9,875	7/12/11	14,155	14,318	163
BUY	EUR	Credit Suisse Group	224,604	7/12/11	322,453	325,646	3,193
SELL	EUR	HSBC Bank	6,952	7/12/11	10,096	10,080	16
BUY	GBP	Credit Suisse Group	23,468	7/12/11	37,580	37,662	82
SELL	GBP	Barclays Bank PLC	166,915	7/12/11	271,973	267,868	4,105
SELL	GBP	Deutsche Bank AG	166,915	7/12/11	272,074	267,867	4,207
BUY	IDR	JPMorgan Chase Bank N.A.	727,447,000	7/26/11	84,391	84,561	170
BUY	JPY	Barclays Bank PLC	34,158,361	7/12/11	422,352	424,315	1,963

							$14,095

Liability Derivatives
SELL	CAD	Goldman Sachs International	298,655	7/12/11	$308,805	$309,609	$(804)
BUY	CNY	Deutsche Bank AG	1,766,000	11/16/11	274,928	274,184	(744)
SELL	EUR	Barclays Bank PLC	11,000	7/12/11	15,827	15,949	(122)
SELL	EUR	Deutsche Bank AG	28,591	7/12/11	40,567	41,453	(886)
SELL	EUR	Goldman Sachs International	9,875	7/12/11	14,196	14,317	(121)
SELL	EUR	JPMorgan Chase Bank N.A.	11,627	7/12/11	16,591	16,858	(267)
SELL	EUR	UBS AG	1,217,785	9/15/11	1,754,560	1,762,395	(7,835)
SELL	GBP	Deutsche Bank AG	7,000	7/12/11	11,213	11,234	(21)
SELL	JPY	Credit Suisse Group	41,451,817	7/12/11	494,523	514,915	(20,392)
BUY	SEK	Credit Suisse Group	63,821	7/12/11	10,194	10,086	(108)

							$(31,300)

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	$123,031	September - 2011	$1,411

Swap Agreements at 6/30/11

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	250,000 (a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$5,496

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $372.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $45,782,032)	$47,662,026
Underlying affiliated funds, at cost and value	968,491
Total investments, at value (identified cost, $46,750,523)	$48,630,517
Cash	1,817
Receivables for
Forward foreign currency exchange contracts	14,095
Daily variation margin on open futures contracts	531
Investments sold	1,049,257
Fund shares sold	39,018
Interest	760,850
Swaps, at value (net unamortized premiums received, $372)	5,496
Receivable from investment adviser	2,140
Other assets	1,049
Total assets		$50,504,770
Liabilities
Payables for
Forward foreign currency exchange contracts	$31,300
Investments purchased	199,612
Fund shares reacquired	1,405
Payable to affiliates
Distribution and/or service fees	149
Payable for Trustees’ compensation	850
Accrued expenses and other liabilities	39,615
Total liabilities		$272,931
Net assets		$50,231,839
Net assets consist of
Paid-in capital	$48,477,844
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,873,107
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,780,510)
Undistributed net investment income	3,661,398
Net assets		$50,231,839
Shares of beneficial interest outstanding		4,916,062

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$39,360,818	3,845,867	$10.23
Service Class	10,871,021	1,070,195	10.16

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$1,480,479
Dividends	2,966
Dividends from underlying affiliated funds	816
Total investment income		$1,484,261
Expenses
Management fee	$190,104
Distribution and/or service fees	13,570
Administrative services fee	8,871
Trustees’ compensation	2,938
Custodian fee	13,143
Shareholder communications	4,883
Auditing fees	30,825
Legal fees	3,715
Miscellaneous	6,300
Total expenses		$274,349
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(32,352)
Net expenses		$241,984
Net investment income		$1,242,277
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$626,455
Futures contracts	6,160
Swap transactions	1,320
Foreign currency transactions	(168,831)
Net realized gain (loss) on investments and foreign currency transactions		$465,104
Change in unrealized appreciation (depreciation)
Investments	$142,184
Futures contracts	(8,938)
Swap transactions	368
Translation of assets and liabilities in foreign currencies	4,051
Net unrealized gain (loss) on investments and foreign currency translation		$137,665
Net realized and unrealized gain (loss) on investments and foreign currency		$602,769
Change in net assets from operations		$1,845,046

See Notes to Financial Statements

15

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$1,242,277	$2,672,926
Net realized gain (loss) on investments and foreign currency transactions	465,104	960,422
Net unrealized gain (loss) on investments and foreign currency translation	137,665	1,521,110
Change in net assets from operations	$1,845,046	$5,154,458
Distributions declared to shareholders
From net investment income	$—	$(2,808,031)
Change in net assets from fund share transactions	$(3,481,809)	$(2,342,922)
Total change in net assets	$(1,636,763)	$3,505
Net assets
At beginning of period	51,868,602	51,865,097
At end of period (including undistributed net investment income of $3,661,398 and $2,419,121, respectively)	$50,231,839	$51,868,602

See Notes to Financial Statements

16

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$9.87		$9.46	$8.36	$10.40	$10.61	$10.71
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.49	$0.55	$0.58	$0.60	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.45	1.54	(1.82)	(0.23)	0.11
Total from investment operations	$0.36		$0.94	$2.09	$(1.24)	$0.37	$0.68
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.99)	$(0.80)	$(0.58)	$(0.66)
From net realized gain on investments	—		—	—	—	—	(0.12)
Total distributions declared to shareholders	$—		$(0.53)	$(0.99)	$(0.80)	$(0.58)	$(0.78)
Net asset value, end of period	$10.23		$9.87	$9.46	$8.36	$10.40	$10.61
Total return (%) (k)(r)(s)	3.65	(n)	10.27	27.52	(12.94)	3.49	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.06	1.03	1.02	0.95	0.97
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.90	0.95
Net investment income	4.95	(a)	5.11	6.23	6.07	5.70	5.44
Portfolio turnover	19		48	63	38	49	64
Net assets at end of period (000 omitted)	$39,361		$40,927	$40,221	$31,159	$49,582	$54,423

See Notes to Financial Statements

17

MFS Strategic Income Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$9.81		$9.40	$8.30	$10.33	$10.54	$10.64
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.52	$0.55	$0.57	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.45	1.54	(1.80)	(0.23)	0.11
Total from investment operations	$0.35		$0.92	$2.06	$(1.25)	$0.34	$0.65
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.96)	$(0.78)	$(0.55)	$(0.63)
From net realized gain on investments	—		—	—	—	—	(0.12)
Total distributions declared to shareholders	$—		$(0.51)	$(0.96)	$(0.78)	$(0.55)	$(0.75)
Net asset value, end of period	$10.16		$9.81	$9.40	$8.30	$10.33	$10.54
Total return (%) (k)(r)(s)	3.57	(n)	10.05	27.24	(13.21)	3.24	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.31	1.28	1.26	1.20	1.22
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.19
Net investment income	4.70	(a)	4.87	6.02	5.82	5.45	5.19
Portfolio turnover	19		48	63	38	49	64
Net assets at end of period (000 omitted)	$10,871		$10,942	$11,644	$11,192	$19,232	$21,949

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

18

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

19

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$249,341	$90,294	$27,329	$366,964
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	686,990	—	686,990
Non-U.S. Sovereign Debt	—	9,152,039	—	9,152,039
Corporate Bonds	—	26,864,902	—	26,864,902
Residential Mortgage-Backed Securities	—	278,913	—	278,913
Commercial Mortgage-Backed Securities	—	1,231,496	—	1,231,496
Asset-Backed Securities (including CDOs)	—	715,530	—	715,530
Foreign Bonds	—	8,264,561	—	8,264,561
Floating Rate Loans	—	100,631	—	100,631
Mutual Funds	968,491	—	—	968,491
Total Investments	$1,217,832	$47,385,356	$27,329	$48,630,517

Other Financial Instruments
Futures	$1,411	$—	$—	$1,411
Swaps	—	5,496	—	5,496
Forward Foreign Currency Exchange Contracts	—	(17,205)	—	(17,205)
For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/10	$—	$6,867	$6,867
Change in unrealized appreciation (depreciation)	—	416	416
Transfers into level 3	27,329	—	27,329
Transfers out of level 3	—	(7,283)	(7,283)
Balance as of 6/30/11	$27,329	$—	$27,329

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

20

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,411	$—
Foreign Exchange	Forward Foreign Currency Exchange	14,095	(31,300)
Credit	Credit Default Swaps	5,496	—
Total		$21,002	$(31,300)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate	$6,160	$—	$—
Foreign Exchange	—	—	(176,299)
Credit	—	1,320	—
Total	$6,160	$1,320	$(176,299)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(8,938)	$—	$—
Foreign Exchange	—	—	1,930
Credit	—	368	—
Total	$(8,938)	$368	$1,930

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

21

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference

22

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At June 30, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

23

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$2,808,031

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$47,070,657
Gross appreciation	2,939,189
Gross depreciation	(1,379,329)
Net unrealized appreciation (depreciation)	$1,559,860

As of 12/31/10
Undistributed ordinary income	2,836,348
Capital loss carryforwards	(3,806,830)
Other temporary differences	(464,981)
Net unrealized appreciation (depreciation)	1,344,412

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/15	$(8,256)
12/31/16	(2,156,556)
12/31/17	(1,642,018)
Total	$(3,806,830)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$2,214,015
Service Class	—	594,016
Total	$—	$2,808,031

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets. This written agreement will continue until modified or rescinded by the fund’s shareholders. This management fee reduction amounted to $12,674, which is shown as a reduction of total expenses in the Statement of Operations. The

24

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $19,678 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0350% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $418 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $9,160,793 and $13,052,890, respectively.

25

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	168,992	$1,713,365	355,970	$3,411,617
Service Class	97,804	988,430	162,760	1,564,769
	266,796	$2,701,795	518,730	$4,976,386
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	237,301	$2,214,015
Service Class	—	—	63,941	594,016
	—	$—	301,242	$2,808,031
Shares reacquired
Initial Class	(469,556)	$(4,740,402)	(698,800)	$(6,759,659)
Service Class	(143,135)	(1,443,202)	(349,494)	(3,367,680)
	(612,691)	$(6,183,604)	(1,048,294)	$(10,127,339)
Net change
Initial Class	(300,564)	$(3,027,037)	(105,529)	$(1,134,027)
Service Class	(45,331)	(454,772)	(122,793)	(1,208,895)
	(345,895)	$(3,481,809)	(228,322)	$(2,342,922)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $206 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55	8,062,912	(7,094,476)	968,491

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$816	$968,491

26

MFS Strategic Income Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

27

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

28

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

29

MFS® Bond Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

BDS-SEM

MFS® BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Bond Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	59.3%
High Yield Corporates	27.5%
Emerging Markets Bonds	6.2%
Commercial Mortgage-Backed Securities	4.0%
Collateralized Debt Obligations	1.4%
Floating Rate Loans	0.1%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	3.9%
A	16.8%
BBB	46.1%
BB	25.8%
B	3.5%
CCC	0.2%
C (o)	0.0%
D	0.3%
Federal Agencies (o)	0.0%
Not Rated (o)	0.0%
Cash & Other	1.4%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	7.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.70%	$1,000.00	$1,039.16	$3.54
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
Service Class	Actual	0.95%	$1,000.00	$1,036.84	$4.80
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.7%
Aerospace – 1.8%
BE Aerospace, Inc., 8.5%, 2018	$2,258,000	$2,464,043
Bombardier, Inc., 7.75%, 2020 (n)	1,925,000	2,165,625

		$4,629,668

Airlines – 0.6%
Continental Airlines, Inc., 7.25%, 2021	$356,969	$384,634
Continental Airlines, Inc., FRN, 0.602%, 2013	1,233,255	1,165,426

		$1,550,060

Asset-Backed & Securitized – 5.4%
Anthracite Ltd., “A”, CDO, FRN, 0.545%, 2019 (z)	$464,669	$404,262
ARCap REIT, Inc., CDO, “G”, FRN, 6.099%, 2045 (d)(z)	350,000	35,875
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040 (z)	339,200	189,719
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	1,530,404	1,538,821
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	545,658
Commercial Mortgage Acceptance Corp., FRN, 2.046%, 2030 (i)	1,049,285	47,615
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	397,355	425,508
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	486,245
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	390,299	365,906
Falcon Franchise Loan LLC, FRN, 3.948%, 2025 (i)(z)	1,379,817	187,379
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	305,405	314,476
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	696,313	689,350
GMAC LLC, FRN, 6.02%, 2033 (z)	371,919	385,596
GMAC LLC, FRN, 7.95%, 2034 (n)	825,000	717,750
Greenwich Capital Commercial Funding Corp., FRN, 6.077%, 2038	350,000	359,621
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,020,006	1,093,650
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.572%, 2042 (n)	765,072	261,550
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	1,195,039	1,288,848
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051	2,617,888	2,785,046
KKR Financial CLO Ltd., “C”, FRN, 1.71%, 2021 (n)	505,395	422,005
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.072%, 2030 (i)	1,387,609	28,030
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(z)	2,922,414	73,645
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013 (z)	567,000	569,379

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Spirit Master Funding LLC, 5.05%, 2023 (z)	$352,123	$312,777

		$13,528,711

Automotive – 3.0%
Ford Motor Credit Co. LLC, 8%, 2014	$1,415,000	$1,552,316
Ford Motor Credit Co. LLC, 5%, 2018	1,000,000	996,581
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,061,000	1,079,086
Lear Corp., 8.125%, 2020	1,797,000	1,936,268
RCI Banque S.A., 4.6%, 2016 (n)	802,000	819,261
TRW Automotive, Inc., 7.25%, 2017 (n)	1,093,000	1,213,230

		$7,596,742

Biotechnology – 0.2%
Life Technologies Corp., 6%, 2020	$360,000	$390,588

Broadcasting – 2.1%
CBS Corp., 8.875%, 2019	$760,000	$968,818
CBS Corp., 5.75%, 2020	440,000	476,888
News America, Inc., 8.5%, 2025	770,000	974,109
SIRIUS XM Radio, Inc., 13%, 2013 (n)	2,005,000	2,350,861
WPP Finance, 8%, 2014	366,000	429,332

		$5,200,008

Brokerage & Asset Managers – 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$855,000	$905,319

Building – 1.9%
Mohawk Industries, Inc., 6.875%, 2016	$2,340,000	$2,544,750
Owens Corning, Inc., 6.5%, 2016	1,978,000	2,152,226

		$4,696,976

Cable TV – 3.6%
Cablevision Systems Corp., 8%, 2020	$1,105,000	$1,185,113
CCH II LLC, 13.5%, 2016	1,500,000	1,766,250
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	298,934
DIRECTV Holdings LLC, 7.625%, 2016	570,000	621,300
DIRECTV Holdings LLC, 5.875%, 2019	490,000	543,444
Myriad International Holdings B.V., 6.375%, 2017 (n)	586,000	632,880
TCI Communications, Inc., 9.8%, 2012	439,000	461,653
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,060,121
Time Warner Cable, Inc., 5%, 2020	354,000	367,786
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	339,977
Virgin Media Finance PLC, 9.5%, 2016	1,600,000	1,808,000

		$9,085,458

Chemicals – 3.9%
Ashland, Inc., 9.125%, 2017	$1,432,000	$1,611,000
Dow Chemical Co., 8.55%, 2019	1,936,000	2,496,364
Lyondell Chemical Co., 11%, 2018	3,115,000	3,488,800
Nalco Co., 8.25%, 2017	2,033,000	2,221,053

		$9,817,217

4

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 0.2%
Kennametal, Inc., 7.2%, 2012	$526,000	$554,762

Consumer Products – 1.8%
Hasbro, Inc., 6.35%, 2040	$1,544,000	$1,596,033
Newell Rubbermaid, Inc., 5.5%, 2013	1,202,000	1,286,596
Whirlpool Corp., 8%, 2012	1,634,000	1,726,450

		$4,609,079

Consumer Services – 1.0%
Service Corp. International, 7.375%, 2014	$820,000	$891,750
Service Corp. International, 7%, 2019	450,000	473,625
Western Union Co., 5.4%, 2011	1,133,000	1,153,426

		$2,518,801

Containers – 1.5%
Crown Americas LLC, 7.625%, 2017	$2,356,000	$2,523,865
Greif, Inc., 6.75%, 2017	1,136,000	1,181,440

		$3,705,305

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,543,288

Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$424,169

Emerging Market Quasi-Sovereign – 1.7%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$709,000	$730,270
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	465,238
Majapahit Holding B.V., 7.75%, 2020 (n)	589,000	689,130
Petrobras International Finance Co., 3.875%, 2016	1,179,000	1,200,597
Petroleos Mexicanos, 6.5%, 2041 (z)	70,000	71,025
VEB Finance Ltd., 6.902%, 2020 (n)	653,000	696,490
VTB Capital S.A., 6.551%, 2020 (n)	403,000	409,045

		$4,261,795

Emerging Market Sovereign – 0.3%
Republic of Hungary, 6.375%, 2021	$630,000	$664,650

Energy – Independent – 5.6%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,532,649
Anadarko Petroleum Corp., 6.45%, 2036	804,000	838,931
Anadarko Petroleum Corp., 6.2%, 2040	750,000	760,122
Chesapeake Energy Corp., 6.875%, 2020	1,700,000	1,795,625
Newfield Exploration Co., 6.625%, 2016	1,715,000	1,770,738
Nexen, Inc., 7.5%, 2039	1,400,000	1,565,978
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,198,094
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,710,493
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,105,510
Talisman Energy, Inc., 7.75%, 2019	590,000	719,022

		$13,997,162

Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$747,000	$761,786
Hess Corp., 8.125%, 2019	440,000	556,730

		$1,318,516

Issuer	Shares/Par	Value ($)

BONDS – continued
Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$813,846

Financial Institutions – 3.3%
CIT Group, Inc., 6.625%, 2018 (n)	$1,900,000	$1,980,750
General Electric Capital Corp., 3.75%, 2014	413,000	437,164
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,574,220
International Lease Finance Corp., 8.75%, 2017	90,000	98,438
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	609,900
International Lease Finance Corp., 6.25%, 2019	1,147,000	1,120,696
SLM Corp., 6.25%, 2016	1,370,000	1,421,375
SLM Corp., 8%, 2020	1,090,000	1,170,446

		$8,412,989

Food & Beverages – 3.5%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$767,407
Kraft Foods, Inc., 6.125%, 2018	920,000	1,055,060
Miller Brewing Co., 5.5%, 2013 (n)	1,724,000	1,867,392
Pernod Ricard S.A., 5.75%, 2021 (n)	898,000	937,563
Tyson Foods, Inc., 6.85%, 2016	2,229,000	2,463,045
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	1,797,000	1,836,897

		$8,927,364

Food & Drug Stores – 0.4%
CVS Caremark Corp., 3.25%, 2015	$296,000	$307,203
CVS Caremark Corp., 5.75%, 2017	664,000	745,789

		$1,052,992

Forest & Paper Products – 1.2%
Fibria Overseas Finance, 6.75%, 2021 (n)	$625,000	$654,688
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,000,000	1,054,255
Georgia-Pacific Corp., 5.4%, 2020 (n)	980,000	998,749
Inversiones CMPC S.A., 4.75%, 2018 (n)	394,000	393,620

		$3,101,312

Gaming & Lodging – 1.7%
Host Hotels & Resorts, Inc., 6.75%, 2016	$1,600,000	$1,652,000
Wyndham Worldwide Corp., 6%, 2016	2,530,000	2,686,807

		$4,338,807

Insurance – 2.9%
Aflac, Inc., 6.45%, 2040	$952,000	$944,624
American International Group, Inc., 6.4%, 2020	1,200,000	1,291,662
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,392,000	1,280,640
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	638,417
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	404,247
Prudential Financial, Inc., 4.75%, 2015	631,000	678,877
Unum Group, 7.125%, 2016	500,000	573,917
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,499,972

		$7,312,356

5

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Health – 0.3%
Humana, Inc., 7.2%, 2018	$754,000	$875,269

Insurance – Property & Casualty – 1.8%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$923,875
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	194,843
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	288,765
CNA Financial Corp., 5.875%, 2020	1,570,000	1,632,386
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	608,301
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	891,520

		$4,539,690

Machinery & Tools – 0.9%
Case New Holland, Inc., 7.875%, 2017 (n)	$1,989,000	$2,187,900

Major Banks – 8.7%
Bank of America Corp., 5.65%, 2018	$580,000	$611,512
Bank of America Corp., 7.625%, 2019	500,000	579,196
Bank of America Corp., 5.625%, 2020	185,000	191,015
BB&T Corp., 3.95%, 2016	500,000	523,253
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	675,500
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	416,244
Credit Suisse (USA), Inc., 6%, 2018	180,000	194,231
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,188,850
Goldman Sachs Group, Inc., 7.5%, 2019	1,927,000	2,242,147
HSBC USA, Inc., 4.875%, 2020	1,540,000	1,516,182
JPMorgan Chase & Co., 4.25%, 2020	893,000	873,653
JPMorgan Chase & Co., 4.625%, 2021	1,200,000	1,190,291
JPMorgan Chase Capital XXII, 6.45%, 2087	758,000	763,743
JPMorgan Chase Capital XXVII, 7%, 2039	199,000	198,753
Macquarie Group Ltd., 6%, 2020 (n)	1,000,000	1,002,756
Macquarie Group Ltd., 6.25%, 2021 (n)	580,000	579,659
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	536,867
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	365,888
Morgan Stanley, 5.75%, 2016	906,000	962,288
Morgan Stanley, 6.625%, 2018	701,000	772,217
Morgan Stanley, 7.3%, 2019	1,240,000	1,406,192
PNC Funding Corp., 5.625%, 2017	1,095,000	1,205,713
Santander UK PLC, 3.875%, 2014 (n)	413,000	420,579
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,129,567
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	510,000	490,102
Wachovia Corp., 6.605%, 2025	1,270,000	1,406,094
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	348,000	375,840

		$21,818,332

Medical & Health Technology & Services – 1.3%
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	$1,187,000	$1,342,794
Hospira, Inc., 6.05%, 2017	906,000	1,028,308
McKesson Corp., 5.7%, 2017	770,000	872,789
McKesson Corp., 7.5%, 2019	120,000	147,407

		$3,391,298

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 5.2%
ArcelorMittal, 6.5%, 2014	$945,000	$1,047,935
ArcelorMittal, 9.85%, 2019	1,917,000	2,430,240
Gold Fields Ltd., 4.875%, 2020 (n)	927,000	877,442
Peabody Energy Corp., 7.375%, 2016	2,670,000	3,017,100
Southern Copper Corp., 6.75%, 2040	2,050,000	1,994,258
Teck Resources Ltd., 10.75%, 2019	940,000	1,187,925
Vale Overseas Ltd., 5.625%, 2019	764,000	815,386
Vale Overseas Ltd., 6.875%, 2039	1,110,000	1,206,326
Vedanta Resources PLC, 6.75%, 2016 (z)	451,000	449,286

		$13,025,898

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$67,678	$79,459

		$79,459

Natural Gas – Pipeline – 3.9%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,052,282
Energy Transfer Partners LP, 8.5%, 2014	1,252,000	1,456,647
Energy Transfer Partners LP, 9.7%, 2019	480,000	613,400
Enterprise Products Operating LP, 5.65%, 2013	354,000	379,712
Enterprise Products Partners LP, 6.3%, 2017	540,000	619,371
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	547,745
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	280,684
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	427,807
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	450,032
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	661,814
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,353,096
Rockies Express Pipeline, 5.625%, 2020 (n)	697,000	712,227
Spectra Energy Capital LLC, 8%, 2019	942,000	1,152,314

		$9,707,131

Network & Telecom – 2.3%
AT&T, Inc., 5.35%, 2040	$600,000	$568,720
CenturyLink, Inc., 7.6%, 2039	580,000	557,890
Telefonica Emisiones S.A.U., 5.134%, 2020	1,200,000	1,189,522
Telefonica Emisiones S.A.U., 5.462%, 2021	760,000	771,535
Verizon Communications, Inc., 1.95%, 2014	2,500,000	2,540,691
Verizon New York, Inc., 6.875%, 2012	51,000	53,271

		$5,681,629

Oil Services – 0.5%
Transocean, Inc., 6%, 2018	$490,000	$542,519
Transocean, Inc., 6.5%, 2020	610,000	682,126

		$1,224,645

Oils – 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,199,000	$1,236,469

6

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 4.6%
American Express Centurion Bank, 5.5%, 2013	$590,000	$631,180
American Express Co., 8.125%, 2019	320,000	405,692
Banco Bradesco S.A., 6.75%, 2019 (n)	786,000	844,950
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,446,384
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,227,241
Capital One Financial Corp., 10.25%, 2039	510,000	540,600
Citigroup, Inc., 6.125%, 2018	635,000	699,281
Citigroup, Inc., 5.375%, 2020	500,000	521,782
Citigroup, Inc., 8.125%, 2039	500,000	625,684
Discover Bank, 7%, 2020	1,426,000	1,583,845
HSBC Holdings PLC, 5.1%, 2021	1,230,000	1,260,484
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	391,400
Santander Holdings USA, Inc., 4.625%, 2016	290,000	291,440
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	668,000	647,960
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	536,060

		$11,653,983

Pharmaceuticals – 1.2%
Celgene Corp., 2.45%, 2015	$606,000	$602,382
Mylan Laboratories, Inc., 7.625%, 2017 (n)	2,277,000	2,481,930

		$3,084,312

Pollution Control – 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,202,963
Republic Services, Inc., 5.25%, 2021	1,160,000	1,225,624

		$2,428,587

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$278,266

Railroad & Shipping – 0.5%
CSX Corp., 7.375%, 2019	$365,000	$444,914
Kansas City Southern, 8%, 2018	757,000	821,345

		$1,266,259

Real Estate – 2.4%
HCP, Inc., REIT, 5.375%, 2021	$1,369,000	$1,412,024
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	1,124,492
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	493,908
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,420,200
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,447,000	1,640,888

		$6,091,512

Retailers – 1.7%
Gap, Inc., 5.95%, 2021	$1,149,000	$1,103,855
Home Depot, Inc., 5.95%, 2041	822,000	846,517
Limited Brands, Inc., 7%, 2020	1,941,000	2,042,903

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
Staples, Inc., 9.75%, 2014	$335,000	$398,814

		$4,392,089

Specialty Stores – 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$1,021,110

Telecommunications – Wireless – 2.3%
American Tower Corp., 4.625%, 2015	$1,770,000	$1,863,371
American Tower Corp., 4.5%, 2018	1,150,000	1,149,465
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,039,200
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,042,019
Rogers Cable, Inc., 5.5%, 2014	364,000	400,839
Vodafone Group PLC, 5.625%, 2017	201,000	225,231

		$5,720,125

Telephone Services – 0.2%
Embarq Corp., 7.082%, 2016	$540,000	$600,275

Tobacco – 2.5%
BAT International Finance PLC, 9.5%, 2018 (n)	$1,048,000	$1,402,041
Lorillard Tobacco Co., 8.125%, 2019	2,257,000	2,628,845
Reynolds American, Inc., 7.25%, 2012	881,000	930,596
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,270,035

		$6,231,517

Transportation – Services – 1.0%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$230,009
Erac USA Finance Co., 7%, 2037 (n)	1,979,000	2,177,547

		$2,407,556

Utilities – Electric Power – 3.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$610,000	$643,082
CenterPoint Energy, Inc., 5.95%, 2017	800,000	895,502
CMS Energy Corp., 2.75%, 2014	780,000	780,710
DPL, Inc., 6.875%, 2011	614,000	619,652
EDP Finance B.V., 6%, 2018 (n)	1,863,000	1,723,752
Enersis S.A., 7.375%, 2014	686,000	763,854
NRG Energy, Inc., 7.625%, 2019 (z)	1,261,000	1,254,695
Oncor Electric Delivery Co., 6.8%, 2018	561,000	655,633
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,094,995
PSEG Power LLC, 5.32%, 2016	288,000	317,456
System Energy Resources, Inc., 5.129%, 2014 (z)	254,274	260,992
Waterford 3 Funding Corp., 8.09%, 2017	559,371	563,253

		$9,573,576

Total Bonds (Identified Cost, $232,802,793)		$243,474,827

FLOATING RATE LOANS (g)(r) – 0.1%
Automotive – 0.1%
Ford Motor Co., Term Loan B-1, 2.94%, 2013 (Identified Cost, $275,991)	$291,211	$290,828

7

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	4,779,066	$4,779,066

Total Investments (Identified Cost, $237,857,850)		$248,544,721

OTHER ASSETS, LESS LIABILITIES – 1.3%		3,279,933

Net Assets – 100.0%		$251,824,654

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,955,226, representing 21.8% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.099%, 2045	9/21/04	$330,606	$35,875
Anthracite Ltd., “A”, CDO, FRN, 0.545%, 2019	1/15/10	338,385	404,262
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040	3/01/06	339,200	189,719
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10-9/16/10	1,531,898	1,538,821
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	321,751	365,906
Falcon Franchise Loan LLC, FRN, 3.948%, 2025	1/29/03	120,476	187,379
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	675,687	689,350
GMAC LLC, FRN, 6.02%, 2033	3/20/02	242,708	385,596
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030	4/04/02	103,799	73,645
NRG Energy, Inc., 7.625%, 2019	6/21/11-6/22/11	1,240,261	1,254,695
Petroleos Mexicanos, 6.5%, 2041	5/25/11	69,498	71,025
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013	12/06/04	581,550	569,379
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	348,866	312,777
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	254,359	260,992
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	661,982	647,960
Vedanta Resources PLC, 6.75%, 2016	5/26/11	451,000	449,286
Total Restricted Securities			$7,436,667
% of Net Assets			3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

8

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11

Swap Agreements at 6/30/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(140,607)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7%, 12/15/25, a Ba3 rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

9

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $233,078,784)	$243,765,655
Underlying affiliated funds, at cost and value	4,779,066
Total investments, at value (identified cost, $237,857,850)	$248,544,721
Restricted cash	290,000
Receivables for
Fund shares sold	281,055
Interest	3,749,263
Other assets	3,855
Total assets		$252,868,894
Liabilities
Payables for
Investments purchased	$610,929
Fund shares reacquired	217,496
Swaps, at value	140,607
Payable to affiliates
Investment adviser	8,696
Distribution and/or service fees	2,195
Payable for Trustees’ compensation	3,853
Accrued expenses and other liabilities	60,464
Total liabilities		$1,044,240
Net assets		$251,824,654
Net assets consist of
Paid-in capital	$226,207,571
Unrealized appreciation (depreciation) on investments	10,546,264
Accumulated net realized gain (loss) on investments	(3,399,140)
Undistributed net investment income	18,469,959
Net assets		$251,824,654
Shares of beneficial interest outstanding		21,222,854

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$91,141,784	7,633,720	$11.94
Service Class	160,682,870	13,589,134	11.82

See Notes to Financial Statements

10

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$6,999,059
Dividends from underlying affiliated funds	4,109
Total investment income		$7,003,168
Expenses
Management fee	$739,249
Distribution and/or service fees	192,213
Administrative services fee	41,555
Trustees’ compensation	13,797
Custodian fee	18,058
Shareholder communications	8,349
Auditing fees	29,383
Legal fees	3,769
Miscellaneous	11,333
Total expenses		$1,057,706
Fees paid indirectly	(50)
Net expenses		$1,057,656
Net investment income		$5,945,512
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,167,162
Swap transactions	4,600
Net realized gain (loss) on investments		$3,171,762
Change in unrealized appreciation (depreciation)
Investments	$(111,620)
Swap transactions	194,728
Net unrealized gain (loss) on investments		$83,108
Net realized and unrealized gain (loss) on investments		$3,254,870
Change in net assets from operations		$9,200,382

See Notes to Financial Statements

11

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$5,945,512		$11,047,353
Net realized gain (loss) on investments	3,171,762		5,204,534
Net unrealized gain (loss) on investments	83,108		5,670,043
Change in net assets from operations	$9,200,382		$21,921,930
Distributions declared to shareholders
From net investment income	$—		$(9,040,106)
Change in net assets from fund share transactions	$62,735		$41,142,255
Total change in net assets	$9,263,117		$54,024,079
Net assets
At beginning of period	242,561,537		188,537,458
At end of period (including undistributed net investment income of $18,469,959 and $12,524,447, respectively)	$251,824,654		$242,561,537

See Notes to Financial Statements

12

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$11.49		$10.84	$9.11	$10.89	$11.19	$11.40
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.58	$0.59	$0.57	$0.60	$0.59
Net realized and unrealized gain (loss) on investments	0.16		0.57	1.81	(1.64)	(0.21)	(0.04)
Total from investment operations	$0.45		$1.15	$2.40	$(1.07)	$0.39	$0.55
Less distributions declared to shareholders
From net investment income	$—		$(0.50)	$(0.67)	$(0.71)	$(0.69)	$(0.69)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$—		$(0.50)	$(0.67)	$(0.71)	$(0.69)	$(0.76)
Net asset value, end of period	$11.94		$11.49	$10.84	$9.11	$10.89	$11.19
Total return (%) (k)(s)	3.92	(n)	10.86	27.96	(10.53)	3.53	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.70	(a)	0.72	0.74	0.74	0.71	0.71
Net investment income	4.98	(a)	5.17	5.93	5.64	5.50	5.32
Portfolio turnover	31		58	71	46	42	47
Net assets at end of period (000 omitted)	$91,142		$95,584	$92,244	$70,504	$105,554	$120,991

See Notes to Financial Statements

13

MFS Bond Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$11.40		$10.76	$9.04	$10.81	$11.11	$11.33
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.55	$0.56	$0.54	$0.57	$0.56
Net realized and unrealized gain (loss) on investments	0.15		0.57	1.80	(1.63)	(0.21)	(0.05)
Total from investment operations	$0.42		$1.12	$2.36	$(1.09)	$0.36	$0.51
Less distributions declared to shareholders
From net investment income	$—		$(0.48)	$(0.64)	$(0.68)	$(0.66)	$(0.66)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$—		$(0.48)	$(0.64)	$(0.68)	$(0.66)	$(0.73)
Net asset value, end of period	$11.82		$11.40	$10.76	$9.04	$10.81	$11.11
Total return (%) (k)(s)	3.68	(n)	10.67	27.66	(10.77)	3.28	4.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.95	(a)	0.97	0.99	0.99	0.96	0.96
Net investment income	4.73	(a)	4.90	5.64	5.39	5.25	5.07
Portfolio turnover	31		58	71	46	42	47
Net assets at end of period (000 omitted)	$160,683		$146,977	$96,293	$52,038	$77,588	$76,471

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

14

MFS Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Bond Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

15

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

instruments not reflected in total investments, such swap contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$3,355,672	$—	$3,355,672
Corporate Bonds	—	181,919,829	—	181,919,829
Residential Mortgage-Backed Securities	—	79,459	—	79,459
Commercial Mortgage-Backed Securities	—	9,882,773	—	9,882,773
Asset-Backed Securities (including CDOs)	—	3,645,938	—	3,645,938
Foreign Bonds	—	44,591,156	—	44,591,156
Floating Rate Loans	—	290,828	—	290,828
Mutual Funds	4,779,066	—	—	4,779,066
Total Investments	$4,779,066	$243,765,655	$—	$248,544,721

Other Financial Instruments
Swaps	$—	$(140,607)	$—	$(140,607)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Credit	Credit Default Swaps	$(140,607)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$4,600

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$194,728

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract

16

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of June 30, 2011 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $910,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

17

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$9,040,106

18

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$239,182,130
Gross appreciation	12,119,364
Gross depreciation	(2,756,773)
Net unrealized appreciation (depreciation)	$9,362,591

As of 12/31/10
Undistributed ordinary income	12,188,809
Capital loss carryforwards	(5,468,203)
Net unrealized appreciation (depreciation)	9,696,095

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(5,020,083)
12/31/17	(448,120)
Total	$(5,468,203)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$4,170,932
Service Class	—	4,869,174
Total	$—	$9,040,106

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders. For the six months ended June 30, 2011, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

19

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0337% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,981 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$1,518
Investments (non-U.S. Government securities)	$86,787,703	$74,732,643

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	224,959	$2,669,279	789,328	$8,770,173
Service Class	1,589,061	18,534,945	4,489,214	49,686,140
	1,814,020	$21,204,224	5,278,542	$58,456,313
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	383,710	$4,170,932
Service Class	—	—	451,267	4,869,174
	—	$—	834,977	$9,040,106
Shares reacquired
Initial Class	(908,109)	$(10,690,118)	(1,364,016)	$(15,376,313)
Service Class	(896,960)	(10,451,371)	(988,611)	(10,977,851)
	(1,805,069)	$(21,141,489)	(2,352,627)	$(26,354,164)
Net change
Initial Class	(683,150)	$(8,020,839)	(190,978)	$(2,435,208)
Service Class	692,101	8,083,574	3,951,870	43,577,463
	8,951	$62,735	3,760,892	$41,142,255

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused

20

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $986 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,282,745	56,532,355	(61,036,034)	4,779,066

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,109	$4,779,066

21

MFS Bond Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

22

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

23

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

24

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.